                                                    (RIVERSOURCE ANNUITIES LOGO)



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

VARIABLE ANNUITY - BAND 3







2009 ANNUAL REPORT



                                                                (PAPERLESS LOGO)


S-6407 L (4/10)                    Issued by: RiverSource Life Insurance Company

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY
We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Account 10 - RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Account 10 - RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             (Ernst & Young LLP Signature)

Minneapolis, Minnesota

April 23, 2010


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                       REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                INVESCO       INVESCO         INVESCO          INVESCO         INVESCO
                                             VI CAP APPR,   VI CAP DEV,       VI DYN,       VI FIN SERV,   VI GLOBAL HLTH,
DEC. 31, 2009                                   SER II         SER II          SER I            SER I           SER II
 ASSETS
Investments, at fair value(1),(2)            $104,160,856   $33,383,822     $ 6,407,247     $ 14,737,258     $ 23,380,545
Dividends receivable                                   --            --              --               --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    5,354           655              --           13,274           28,359
Receivable for share redemptions                  111,314        82,835           9,859           24,864           48,365
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  104,277,524    33,467,312       6,417,106       14,775,396       23,457,269
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 75,771        24,955           4,552           10,632           17,697
    Contract terminations                          35,543        57,880           5,307           14,232           30,668
Payable for investments purchased                   5,354           655              --           13,274           28,359
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 116,668        83,490           9,859           38,138           76,724
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         104,145,121    33,366,402       6,392,625       14,735,983       23,379,236
Net assets applicable to contracts in
  payment period                                   15,735        17,420          14,622            1,275            1,309
Net assets applicable to seed money                    --            --              --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $104,160,856   $33,383,822     $ 6,407,247     $ 14,737,258     $ 23,380,545
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           5,208,043     3,037,654         450,263        2,889,658        1,498,753
(2) Investments, at cost                     $113,644,442   $39,957,763     $ 5,228,198     $ 23,231,124     $ 25,574,673
--------------------------------------------------------------------------------------------------------------------------


                                                INVESCO       INVESCO          AB VPS          AB VPS           AB VPS
                                             VI INTL GRO,     VI TECH,    GLOBAL THEMATIC    GRO & INC,       INTL VAL,
DEC. 31, 2009 (CONTINUED)                       SER II         SER I         GRO, CL B          CL B             CL B
 ASSETS
Investments, at fair value(1),(2)            $767,970,930   $28,223,341     $17,971,619     $127,984,486     $647,669,201
Dividends receivable                                   --            --              --               --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                  244,272         8,943          33,843            2,513           64,333
Receivable for share redemptions                  599,069        22,850          30,085          208,517          786,521
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  768,814,271    28,255,134      18,035,547      128,195,516      648,520,055
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                597,911        20,075          13,641           94,256          490,458
    Contract terminations                           1,158         2,775          16,444          114,261          296,063
Payable for investments purchased                 244,272         8,943          33,843            2,513           64,333
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 843,341        31,793          63,928          211,030          850,854
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         767,884,478    28,222,542      17,917,535      127,848,081      646,983,348
Net assets applicable to contracts in
  payment period                                   86,452           799          54,084          136,405          685,853
Net assets applicable to seed money                    --            --              --               --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $767,970,930   $28,223,341     $17,971,619     $127,984,486     $647,669,201
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          29,963,751     2,139,753       1,099,854        8,487,035       44,543,962
(2) Investments, at cost                     $787,598,439   $24,689,450     $16,901,116     $177,069,553     $749,196,050
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                    AC VP           AC VP          AC VP          AC VP          CALVERT
                                                    INTL,       MID CAP VAL,      ULTRA,           VAL,            VS
DEC. 31, 2009 (CONTINUED)                           CL II           CL II          CL II          CL II        SOCIAL BAL
 ASSETS
Investments, at fair value(1),(2)              $   59,609,752   $203,460,054   $ 26,369,904    $206,108,543    $27,571,546
Dividends receivable                                       --             --             --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           11,354         88,437          8,596          12,212            180
Receivable for share redemptions                       75,394        159,090        109,292         263,471         69,756
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       59,696,500    203,707,581     26,487,792     206,384,226     27,641,482
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     43,529        156,988         19,850         154,972         20,038
    Contract terminations                              31,865          2,102         89,441         108,499         49,718
Payable for investments purchased                      11,354         88,437          8,596          12,212            180
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      86,748        247,527        117,887         275,683         69,936
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              59,455,200    203,383,376     26,361,003     205,816,699     27,493,065
Net assets applicable to contracts in payment
  period                                              154,552         76,678          8,902         291,844         78,481
Net assets applicable to seed money                        --             --             --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $   59,609,752   $203,460,054   $ 26,369,905    $206,108,543    $27,571,546
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               7,721,470     16,773,294      3,279,839      38,961,917     17,985,353
(2) Investments, at cost                       $   55,674,108   $207,811,891   $ 30,589,684    $271,062,917    $31,954,868
--------------------------------------------------------------------------------------------------------------------------


                                                     COL         COL MARSICO        CS            EV VT           EG VA
                                                MARSICO GRO,      INTL OPP,      COMMODITY    FLOATING-RATE    FUNDAMENTAL
DEC. 31, 2009 (CONTINUED)                          VS CL A         VS CL B        RETURN           INC        LG CAP, CL 2
 ASSETS
Investments, at fair value(1),(2)              $1,713,729,732   $ 78,881,553   $ 89,247,216    $884,458,995    $36,686,464
Dividends receivable                                       --             --      8,662,684       3,338,988             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          551,978         43,917         32,294         296,714         39,605
Receivable for share redemptions                    1,343,019         60,799        104,326         979,803         41,193
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,715,624,729     78,986,269     98,046,520     889,074,500     36,767,262
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  1,339,656         60,294         67,899         699,536         27,718
    Contract terminations                               3,363            506         36,428         280,268         13,475
Payable for investments purchased                     551,978         43,917      8,694,977       3,635,702         39,605
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   1,894,997        104,717      8,799,304       4,615,506         80,798
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           1,713,373,199     78,645,750     89,198,960     884,168,035     36,547,536
Net assets applicable to contracts in payment
  period                                              356,533        235,802         48,256         290,959        138,848
Net assets applicable to seed money                        --             --             --              --             80
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $1,713,729,732   $ 78,881,552   $ 89,247,216    $884,458,994    $36,686,464
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             101,344,159      5,574,668     11,651,073      97,730,276      2,150,438
(2) Investments, at cost                       $1,746,575,572   $108,800,343   $117,634,425    $879,626,224    $34,662,594
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                       REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                  EG VA            FID VIP         FID VIP          FID VIP         FID VIP
                                                INTL EQ,         CONTRAFUND,      GRO & INC,       MID CAP,        OVERSEAS,
DEC. 31, 2009 (CONTINUED)                         CL 2            SERV CL 2       SERV CL 2        SERV CL 2       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)             $752,301,534     $  791,181,505    $171,003,098   $1,036,330,593   $129,326,024
Dividends receivable                                    --                 --              --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                   310,497             72,201           2,066          401,571        135,123
Receivable for share redemptions                   592,285            806,155         212,887          963,881        150,549
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                   753,204,316        792,059,861     171,218,051    1,037,696,045    129,611,696
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 591,585            606,190         124,439          785,381         96,443
    Contract terminations                              699            199,965          88,447          178,501         54,105
Payable for investments purchased                  310,497             72,201           2,066          401,571        135,123
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  902,781            878,356         214,952        1,365,453        285,671
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          752,147,851        790,229,457     170,694,573    1,035,464,462    129,008,596
Net assets applicable to contracts in
  payment period                                   153,684            952,048         308,526          866,130        317,429
Net assets applicable to seed money                     --                 --              --               --             --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $752,301,535     $  791,181,505    $171,003,099   $1,036,330,592   $129,326,025
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           71,038,861         38,993,667      15,688,358       41,288,071      8,667,964
(2) Investments, at cost                      $643,429,863     $1,005,446,749    $198,856,933   $1,106,717,339   $147,976,581
-----------------------------------------------------------------------------------------------------------------------------


                                              FTVIPT FRANK      FTVIPT FRANK        FTVIPT          GS VIT          GS VIT
                                            GLOBAL REAL EST,     SM CAP VAL,    MUTUAL SHARES    MID CAP VAL,    STRUCTD U.S.
DEC. 31, 2009 (CONTINUED)                         CL 2              CL 2          SEC, CL 2          INST          EQ, INST
 ASSETS
Investments, at fair value(1),(2)             $170,846,852     $  183,263,851    $178,999,271   $  326,736,273   $180,207,162
Dividends receivable                                    --                 --              --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --             22,253          27,334          287,695          1,528
Receivable for share redemptions                   163,209            160,042         249,342          437,132        243,998
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                   171,010,061        183,446,146     179,275,947      327,461,100    180,452,688
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 125,668            136,000         137,219          237,601        132,326
    Contract terminations                           37,542             24,042         112,122          199,531        111,672
Payable for investments purchased                       --             22,253          27,334          287,695          1,528
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  163,210            182,295         276,675          724,827        245,526
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          170,536,965        183,050,634     178,746,009      326,295,876    180,034,995
Net assets applicable to contracts in
  payment period                                   309,886            213,217         253,263          440,397        172,167
Net assets applicable to seed money                     --                 --              --               --             --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                              $170,846,851     $  183,263,851    $178,999,272   $  326,736,273   $180,207,162
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           15,645,316         14,351,124      12,277,042       28,787,337     18,969,175
(2) Investments, at cost                      $318,366,161     $  196,789,734    $210,244,338   $  406,329,769   $228,392,161
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                            JANUS ASPEN     JANUS ASPEN     JANUS ASPEN         MFS               MFS
                                              GLOBAL          JANUS,         OVERSEAS,    INV GRO STOCK,       NEW DIS,
DEC. 31, 2009 (CONTINUED)                   TECH, SERV         SERV            SERV           SERV CL           SERV CL
 ASSETS
Investments, at fair value(1),(2)          $ 21,824,264   $1,454,728,162   $160,461,026     $88,112,067     $   52,364,708
Dividends receivable                                 --               --             --              --                 --
Accounts receivable from RiverSource Life
  for contract purchase payments                 46,281          588,340            285             673                 24
Receivable for share redemptions                 17,766        1,139,774        230,135         138,730             93,456
---------------------------------------------------------------------------------------------------------------------------
Total assets                                 21,888,311    1,456,456,276    160,691,446      88,251,470         52,458,188
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               15,276        1,139,300        115,065          64,474             37,909
    Contract terminations                         2,490              475        115,071          74,256             55,546
Payable for investments purchased                46,281          588,340            285             673                 24
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                64,047        1,728,115        230,421         139,403             93,479
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        21,678,628    1,454,707,503    160,158,876      87,990,047         52,312,819
Net assets applicable to contracts in
  payment period                                145,636           20,658        302,149         121,946             51,890
Net assets applicable to seed money                  --               --             --              74                 --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                           $ 21,824,264   $1,454,728,161   $160,461,025     $88,112,067     $   52,364,709
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         4,796,542       68,911,803      3,559,473       9,159,259          4,012,621
(2) Investments, at cost                   $ 24,735,606   $1,466,331,287   $126,795,923     $87,829,590     $   55,134,046
---------------------------------------------------------------------------------------------------------------------------


                                                MFS           NB AMT           OPPEN           OPPEN             OPPEN
                                            UTILITIES,         INTL,        GLOBAL SEC    MAIN ST SM CAP   GLOBAL STRATEGIC
DEC. 31, 2009 (CONTINUED)                     SERV CL          CL S          VA, SERV        VA, SERV        INC VA, SERV
 ASSETS
Investments, at fair value(1),(2)          $236,943,402   $  309,505,108   $101,815,668     $73,523,240     $2,606,148,542
Dividends receivable                                 --               --             --              --                 --
Accounts receivable from RiverSource Life
  for contract purchase payments                182,521          119,714        160,519           3,091            884,774
Receivable for share redemptions                318,946          241,690         81,140         112,007          2,047,873
---------------------------------------------------------------------------------------------------------------------------
Total assets                                237,444,869      309,866,512    102,057,327      73,638,338      2,609,081,189
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee              177,348          241,538         77,055          56,320          2,045,076
    Contract terminations                       141,598              152          4,085          55,687              2,797
Payable for investments purchased               182,521          119,714        160,519           3,091            884,774
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                               501,467          361,404        241,659         115,098          2,932,647
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                       236,579,286      309,491,833    101,559,240      73,451,742      2,604,114,293
Net assets applicable to contracts in
  payment period                                364,116           13,275        256,428          71,498          2,034,249
Net assets applicable to seed money                  --               --             --              --                 --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                           $236,943,402   $  309,505,108   $101,815,668     $73,523,240     $2,606,148,542
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                        10,461,077       32,545,227      3,874,264       5,148,686        484,414,227
(2) Investments, at cost                   $254,431,456   $  345,941,931   $115,605,351     $84,548,321     $2,542,668,588
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                       REPORT  5

STATEMENTS OF ASSETS AND LIABILITIES

                                                 PIMCO             PUT VT           PUT VT         PUT VT           DISC
                                            VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,        VISTA,       ASSET ALLOC,
DEC. 31, 2009 (CONTINUED)                     ADVISOR CL           CL IB             CL IB          CL IB           AGGR
 ASSETS
Investments, at fair value(1),(2)           $1,199,776,050      $26,090,706       $36,019,320    $30,947,612   $   20,077,483
Dividends receivable                                    --               --                --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                   490,911            5,108            19,335             --            1,291
Receivable for share redemptions                 1,274,752           19,362            30,650         63,992               --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                 1,201,541,713       26,115,176        36,069,305     31,011,604       20,078,774
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 939,931           19,031            26,291         22,102           14,323
    Contract terminations                          334,822              332             4,360         41,891               --
Payable for investments purchased                  490,911            5,108            19,335             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                1,765,664           24,471            49,986         63,993           14,323
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        1,199,070,355       26,054,263        35,984,803     30,833,627       19,931,138
Net assets applicable to contracts in
  payment period                                   705,694           36,442            34,516        113,984          133,249
Net assets applicable to seed money                     --               --                --             --               64
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                            $1,199,776,049      $26,090,705       $36,019,319    $30,947,611   $   20,064,451
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          114,264,386        2,145,617         3,250,841      2,684,095        2,293,626
(2) Investments, at cost                    $1,262,277,848      $24,614,657       $43,776,577    $47,379,096   $   18,197,730
-----------------------------------------------------------------------------------------------------------------------------


                                                 DISC               DISC             DISC           DISC          VP DAVIS
                                             ASSET ALLOC,       ASSET ALLOC,     ASSET ALLOC,   ASSET ALLOC,     NY VENTURE,
DEC. 31, 2009 (CONTINUED)                       CONSERV             MOD            MOD AGGR      MOD CONSERV        CL 3
 ASSETS
Investments, at fair value(1),(2)           $   40,560,281      $85,411,505       $49,647,175    $50,768,300   $1,519,549,215
Dividends receivable                                    --               --                --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    35,105           10,080            20,402        171,388          559,127
Receivable for share redemptions                        --               --                --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                    40,595,386       85,421,585        49,667,577     50,939,688    1,520,108,342
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  30,647           62,038            35,920         38,177        1,189,548
    Contract terminations                           38,263          653,344             2,075         14,489              140
Payable for investments purchased                       --               --                --             --               --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   68,910          715,382            37,995         52,666        1,189,688
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           40,346,267       84,355,737        48,964,041     50,872,579    1,518,842,446
Net assets applicable to contracts in
  payment period                                   180,209          350,466           665,541         14,354           76,208
Net assets applicable to seed money                     --               --                --             89               --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                            $   40,526,476      $84,706,203       $49,629,582    $50,887,022   $1,518,918,654
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,119,308        9,324,956         5,535,008      5,368,507      169,636,432
(2) Investments, at cost                    $   37,078,596      $79,136,030       $45,824,998    $46,505,227   $1,445,296,567
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                 VP GS          VP PTNRS          RVS VP            RVS VP            RVS VP
                                             MID CAP VAL,      SM CAP VAL,         BAL,              CASH               DIV
DEC. 31, 2009 (CONTINUED)                        CL 3             CL 3             CL 3           MGMT, CL 3        BOND, CL 3
 ASSETS
Investments, at fair value(1),(2)           $   12,872,234   $1,090,682,020   $  264,485,095    $  646,091,771    $4,160,787,722
Dividends receivable                                    --               --               --               174                --
Accounts receivable from RiverSource Life
  for contract purchase payments                    17,649          288,788            9,013           338,837         1,456,483
Receivable for share redemptions                        --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                    12,889,883    1,090,970,808      264,494,108       646,430,782     4,162,244,205
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   9,595          843,909          225,999           518,188         3,295,118
    Contract terminations                            1,233           21,206          227,243         1,174,349           648,879
Payable for investments purchased                       --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   10,828          865,115          453,242         1,692,537         3,943,997
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           12,871,527    1,089,727,629      260,291,472       644,416,147     4,153,798,271
Net assets applicable to contracts in
  payment period                                     7,528          378,064        3,749,394           322,098         4,501,937
Net assets applicable to seed money                     --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $   12,879,055   $1,090,105,693   $  264,040,866    $  644,738,245    $4,158,300,208
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            1,403,078       88,932,990       21,519,993       646,091,771       386,646,839
(2) Investments, at cost                    $   14,693,062   $1,120,642,752   $  301,548,497    $  645,772,741    $4,013,758,108
--------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP           RVS VP           RVS VP            RVS VP            RVS VP
                                                DIV EQ             DYN            GLOBAL       GLOBAL INFLATION      HI YIELD
DEC. 31, 2009 (CONTINUED)                      INC, CL 3        EQ, CL 3        BOND, CL 3      PROT SEC, CL 3      BOND, CL 3
 ASSETS
Investments, at fair value(1),(2)           $2,728,139,356   $  452,804,516   $1,429,340,223    $1,786,161,644    $  538,448,744
Dividends receivable                                    --               --               --                --                --
Accounts receivable from RiverSource Life
  for contract purchase payments                   577,690              304          782,519           717,973           229,109
Receivable for share redemptions                        --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                 2,728,717,046      452,804,820    1,430,122,742     1,786,879,617       538,677,853
--------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               2,130,891          377,398        1,129,260         1,408,232           422,827
    Contract terminations                          336,343          200,628               --             2,088           563,636
Payable for investments purchased                       --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                2,467,234          578,026        1,129,260         1,410,320           986,463
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        2,722,626,361      447,785,525    1,428,292,612     1,785,340,351       535,199,080
Net assets applicable to contracts in
  payment period                                 3,623,451        4,441,269          700,870           128,946         2,492,310
Net assets applicable to seed money                     --               --               --                --                --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $2,726,249,812   $  452,226,794   $1,428,993,482    $1,785,469,297    $  537,691,390
--------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          242,014,868       27,499,482      124,317,365       189,953,160        80,291,975
(2) Investments, at cost                    $2,981,373,217   $  620,287,025   $1,363,806,241    $1,808,728,718    $  528,931,102
--------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                       REPORT  7

STATEMENTS OF ASSETS AND LIABILITIES

                                                   RVS VP          RVS VP         RVS VP         RVS VP          RVS VP
                                                     INC           MID CAP        MID CAP       S&P 500,          SHORT
DEC. 31, 2009 (CONTINUED)                         OPP, CL 3       GRO, CL 3      VAL, CL 3        CL 3       DURATION, CL 3
 ASSETS
Investments, at fair value(1),(2)              $1,565,464,164   $128,811,864   $220,510,539   $151,666,821    $346,017,847
Dividends receivable                                       --             --             --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                          515,157         15,751         28,310        265,477         172,099
Receivable for share redemptions                           --             --             --             --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,565,979,321    128,827,615    220,538,849    151,932,298     346,189,946
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  1,230,617        105,056        168,186        111,742         262,944
    Contract terminations                             386,344          3,647         34,961         64,406          28,366
Payable for investments purchased                          --             --             --             --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   1,616,961        108,703        203,147        176,148         291,310
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           1,564,154,607    128,005,905    220,269,316    151,017,927     345,183,650
Net assets applicable to contracts in payment
  period                                              207,753        713,007         66,386        738,223         714,986
Net assets applicable to seed money                        --             --             --             --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                               $1,564,362,360   $128,718,912   $220,335,702   $151,756,150    $345,898,636
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             146,131,275     11,195,148     24,671,474     20,205,158      34,026,466
(2) Investments, at cost                       $1,416,066,663   $124,588,763   $277,909,619   $154,574,307    $348,810,791
---------------------------------------------------------------------------------------------------------------------------


                                                     SEL           SEL VP         SEL VP         THDL VP         THDL VP
                                                     VP            LG CAP         SM CAP          EMER            INTL
DEC. 31, 2009 (CONTINUED)                         GRO, CL 3       VAL, CL 3      VAL, CL 3     MKTS, CL 3       OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)              $  155,386,747   $ 13,067,448   $ 59,236,160   $657,467,942    $163,484,607
Dividends receivable                                       --             --             --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                              892          2,831          2,991        270,517          68,718
Receivable for share redemptions                           --             --             --             --              --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      155,387,639     13,070,279     59,239,151    657,738,459     163,553,325
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    112,850          9,597         43,142        524,814         142,735
    Contract terminations                             107,135          2,523        153,122         53,092          32,439
Payable for investments purchased                          --             --             --             --              --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     219,985         12,120        196,264        577,906         175,174
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             154,651,865     13,046,549     58,947,810    656,482,125     162,316,219
Net assets applicable to contracts in payment
  period                                              515,789         11,610         95,077        678,428       1,061,932
Net assets applicable to seed money                        --             --             --             --              --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                               $  155,167,654   $ 13,058,159   $ 59,042,887   $657,160,553    $163,378,151
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              26,694,388      1,571,759      6,525,506     43,255,968      15,184,977
(2) Investments, at cost                       $  200,192,631   $ 15,106,630   $ 75,651,800   $559,187,203    $163,765,772
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                 VANK LIT         VANK UIF        VANK UIF
                                                 COMSTOCK,         GLOBAL       MID CAP GRO,      WANGER         WANGER
DEC. 31, 2009 (CONTINUED)                          CL II      REAL EST, CL II       CL II          INTL            USA
 ASSETS
Investments, at fair value(1),(2)              $681,300,780     $264,521,914     $47,117,081   $893,101,535   $745,595,633
Dividends receivable                                     --               --              --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                        168,266           49,548          16,814        241,718        653,346
Receivable for share redemptions                    549,126          250,150          56,273        736,609        864,725
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    682,018,172      264,821,612      47,190,168    894,079,862    747,113,704
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  525,165          205,599          35,699        680,819        563,180
    Contract terminations                            23,961           44,551          20,574         55,789        301,544
Payable for investments purchased                   168,266           49,548          16,814        241,718        653,346
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   717,392          299,698          73,087        978,326      1,518,070
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           681,144,653      264,453,867      47,070,294    892,616,883    745,163,833
Net assets applicable to contracts in payment
  period                                            156,127           68,047          46,787        484,653        431,801
Net assets applicable to seed money                      --               --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $681,300,780     $264,521,914     $47,117,081   $893,101,536   $745,595,634
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            67,455,523       34,264,497       5,189,106     30,091,022     27,161,954
(2) Investments, at cost                       $811,576,638     $291,987,922     $56,515,188   $847,902,056   $763,664,026
--------------------------------------------------------------------------------------------------------------------------


                                                                   WF ADV          WF ADV         WF ADV         WF ADV
                                                                  VT INDEX           VT             VT             VT
DEC. 31, 2009 (CONTINUED)                                       ASSET ALLOC       INTL CORE         OPP        SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)                               $ 41,323,976     $ 7,251,113   $ 47,588,712   $ 84,640,004
Dividends receivable                                                      --              --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                          13,156          14,785          5,735         39,748
Receivable for share redemptions                                      37,014           5,271         96,749         85,697
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                      41,374,146       7,271,169     47,691,196     84,765,449
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                                    30,522           5,256         34,852         63,057
    Contract terminations                                              6,492              15         61,897         22,640
Payable for investments purchased                                     13,156          14,785          5,735         39,748
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     50,170          20,056        102,484        125,445
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                             41,124,023       7,242,543     47,571,808     84,580,249
Net assets applicable to contracts in payment
  period                                                             199,953           8,570         16,904         59,755
Net assets applicable to seed money                                       --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $ 41,323,976     $ 7,251,113   $ 47,588,712   $ 84,640,004
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                              3,924,404       1,441,573      3,170,467     13,329,135
(2) Investments, at cost                                        $ 48,327,211     $10,545,768   $ 57,478,713   $ 96,548,742
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                       REPORT  9

STATEMENTS OF OPERATIONS

                                              INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                            VI CAP APPR,      VI CAP DEV,         VI DYN,         VI FIN SERV,    VI GLOBAL HLTH,
YEAR ENDED DEC. 31, 2009                       SER II            SER II            SER I             SER I             SER II
 INVESTMENT INCOME
Dividend income                             $   262,423       $        --        $       --       $   420,531       $    26,773
Variable account expenses                       815,039           264,934            47,684           103,543           179,413
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (552,616)         (264,934)          (47,684)          316,988          (152,640)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      18,799,064         7,715,295         1,475,965         3,979,575         4,861,332
    Cost of investments sold                 24,371,207        11,650,376         1,565,690         8,301,513         6,350,588
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (5,572,143)       (3,935,081)          (89,725)       (4,321,938)       (1,489,256)
Distributions from capital gains                     --                --                --                --                --
Net change in unrealized appreciation or
  depreciation of investments                23,330,361        14,524,850         2,086,156         7,376,218         6,527,759
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               17,758,218        10,589,769         1,996,431         3,054,280         5,038,503
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $17,205,602       $10,324,835        $1,948,747       $ 3,371,268       $ 4,885,863
---------------------------------------------------------------------------------------------------------------------------------



                                              INVESCO           INVESCO            AB VPS            AB VPS            AB VPS
                                            VI INTL GRO,        VI TECH,      GLOBAL THEMATIC      GRO & INC,        INTL VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SER II            SER I           GRO, CL B            CL B              CL B
 INVESTMENT INCOME
Dividend income                             $  9,159,737       $       --        $       --       $  4,320,789     $   6,281,031
Variable account expenses                      5,514,284          174,465           111,610          1,061,827         6,611,650
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                3,645,453         (174,465)         (111,610)         3,258,962          (330,619)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       43,192,877        3,137,524         2,887,410         29,012,319       488,196,235
    Cost of investments sold                  58,148,727        3,677,905         3,494,382         46,433,973       730,895,342
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (14,955,850)        (540,381)         (606,972)       (17,421,654)     (242,699,107)
Distributions from capital gains                      --               --                --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                196,856,943        9,879,261         5,777,996         35,443,487       444,152,316
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               181,901,093        9,338,880         5,171,024         18,021,833       201,453,209
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $185,546,546       $9,164,415        $5,059,414       $ 21,280,795     $ 201,122,590
---------------------------------------------------------------------------------------------------------------------------------



                                               AC VP             AC VP             AC VP             AC VP            CALVERT
                                               INTL,          MID CAP VAL,         ULTRA,             VAL,               VS
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL II             CL II             CL II             CL II           SOCIAL BAL
 INVESTMENT INCOME
Dividend income                             $ 1,099,088       $  7,335,391      $    39,171       $ 10,290,944      $   545,171
Variable account expenses                       467,218          1,719,669          202,440          1,659,496          224,616
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 631,870          5,615,722         (163,269)         8,631,448          320,555
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      13,288,563         74,386,801        5,996,513         35,043,151        5,467,446
    Cost of investments sold                 15,747,640         96,828,574        8,845,296         54,514,028        7,285,728
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (2,459,077)       (22,441,773)      (2,848,783)       (19,470,877)      (1,818,282)
Distributions from capital gains                     --                 --               --                 --               --
Net change in unrealized appreciation or
  depreciation of investments                16,870,540         63,020,683        9,632,641         43,667,336        7,185,010
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               14,411,463         40,578,910        6,783,858         24,196,459        5,366,728
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $15,043,333       $ 46,194,632      $ 6,620,589       $ 32,827,907      $ 5,687,283
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                COL           COL MARSICO            CS              EV VT             EG VA
                                            MARSICO GRO,       INTL OPP,         COMMODITY       FLOATING-RATE      FUNDAMENTAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)          VS CL A           VS CL B            RETURN             INC           LG CAP, CL 2
 INVESTMENT INCOME
Dividend income                             $ 11,325,737      $  1,314,397      $ 8,762,312       $ 32,827,518       $  313,753
Variable account expenses                     11,962,593           637,153          645,329          6,499,145          240,801
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (636,856)          677,244        8,116,983         26,328,373           72,952
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       80,541,136        18,693,051        7,490,071         44,376,586        4,455,806
    Cost of investments sold                  96,308,507        33,500,909       10,891,696         51,597,242        5,240,470
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (15,767,371)      (14,807,858)      (3,401,625)        (7,220,656)        (784,664)
Distributions from capital gains                      --                --               --                 --               --
Net change in unrealized appreciation or
  depreciation of investments                356,601,733        35,247,373        8,523,612        198,712,069        8,956,333
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               340,834,362        20,439,515        5,121,987        191,491,413        8,171,669
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $340,197,506      $ 21,116,759      $13,238,970       $217,819,786       $8,244,621
---------------------------------------------------------------------------------------------------------------------------------



                                               EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                              INTL EQ,        CONTRAFUND,        GRO & INC,         MID CAP,         OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 2           SERV CL 2         SERV CL 2         SERV CL 2         SERV CL 2
 INVESTMENT INCOME
Dividend income                             $  1,732,630     $   8,388,298      $  1,334,849     $   4,196,663      $  2,204,208
Variable account expenses                      3,528,022         8,151,414         1,381,858         8,750,522         1,033,553
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (1,795,392)          236,884           (47,009)       (4,553,859)        1,170,655
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       50,133,611       593,649,540        37,420,333       317,796,938        27,446,413
    Cost of investments sold                  46,040,475       946,628,913        52,134,624       426,047,659        38,591,411
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  4,093,136      (352,979,373)      (14,714,291)     (108,250,721)      (11,144,998)
Distributions from capital gains                      --           193,105                --         4,714,168           384,952
Net change in unrealized appreciation or
  depreciation of investments                127,731,038       584,421,899        51,670,655       419,401,944        35,438,317
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               131,824,174       231,635,631        36,956,364       315,865,391        24,678,271
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $130,028,782     $ 231,872,515      $ 36,909,355     $ 311,311,532      $ 25,848,926
---------------------------------------------------------------------------------------------------------------------------------



                                            FTVIPT FRANK
                                            GLOBAL REAL       FTVIPT FRANK         FTVIPT            GS VIT            GS VIT
                                                EST,          SM CAP VAL,      MUTUAL SHARES      MID CAP VAL,      STRUCTD U.S.
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 2              CL 2           SEC, CL 2            INST            EQ, INST
 INVESTMENT INCOME
Dividend income                             $ 19,636,860      $  2,775,348      $  3,137,611      $  5,168,256      $  3,373,063
Variable account expenses                      1,322,079         1,456,522         1,485,895         2,553,776         1,462,467
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               18,314,781         1,318,826         1,651,716         2,614,480         1,910,596
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       35,888,851        37,384,693        34,330,734        70,885,044        38,429,046
    Cost of investments sold                  82,974,294        48,917,502        48,326,485       110,423,843        57,400,630
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (47,085,443)      (11,532,809)      (13,995,751)      (39,538,799)      (18,971,584)
Distributions from capital gains                      --         7,642,928                --                --                --
Net change in unrealized appreciation or
  depreciation of investments                 52,846,215        43,213,432        48,608,825       119,134,008        47,711,018
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 5,760,772        39,323,551        34,613,074        79,595,209        28,739,434
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 24,075,553      $ 40,642,377      $ 36,264,790      $ 82,209,689      $ 30,650,030
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  11

STATEMENTS OF OPERATIONS

                                            JANUS ASPEN       JANUS ASPEN       JANUS ASPEN           MFS               MFS
                                               GLOBAL            JANUS,          OVERSEAS,       INV GRO STOCK,       NEW DIS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)         TECH, SERV           SERV              SERV            SERV CL           SERV CL
 INVESTMENT INCOME
Dividend income                             $        --       $  4,019,693      $   531,656       $   296,485       $        --
Variable account expenses                       134,539          9,954,712        1,114,433           609,550           361,694
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (134,539)        (5,935,019)        (582,777)         (313,065)         (361,694)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       1,973,810         68,346,239       21,139,478         8,922,337         7,312,292
    Cost of investments sold                  3,087,842         83,170,377       24,002,704        11,160,136        10,851,527
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (1,114,032)       (14,824,138)      (2,863,226)       (2,237,799)       (3,539,235)
Distributions from capital gains                     --                 --        3,684,756                --                --
Net change in unrealized appreciation or
  depreciation of investments                 8,155,612        366,845,252       71,467,925        25,721,007        24,075,207
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                7,041,580        352,021,114       72,289,455        23,483,208        20,535,972
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 6,907,041       $346,086,095      $71,706,678       $23,170,143       $20,174,278
---------------------------------------------------------------------------------------------------------------------------------



                                                                                                                       OPPEN
                                                MFS              NB AMT            OPPEN             OPPEN             GLOBAL
                                             UTILITIES,          INTL,           GLOBAL SEC      MAIN ST SM CAP      STRATEGIC
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SERV CL             CL S            VA, SERV          VA, SERV        INC VA, SERV
 INVESTMENT INCOME
Dividend income                             $ 10,067,044      $  9,449,792      $ 1,723,508       $   416,213       $  5,356,672
Variable account expenses                      1,873,094         2,358,018          783,920           577,988         21,201,271
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                8,193,950         7,091,774          939,588          (161,775)       (15,844,599)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       43,909,962        42,550,390       17,109,654        13,595,071        202,352,671
    Cost of investments sold                  58,181,190        57,565,083       25,238,513        19,895,378        227,495,407
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (14,271,228)      (15,014,693)      (8,128,859)       (6,300,307)       (25,142,736)
Distributions from capital gains                      --                --        1,911,246                --          1,678,820
Net change in unrealized appreciation or
  depreciation of investments                 64,272,529        84,857,173       33,275,208        26,119,350        409,458,541
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                50,001,301        69,842,480       27,057,595        19,819,043        385,994,625
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 58,195,251      $ 76,934,254      $27,997,183       $19,657,268       $370,150,026
---------------------------------------------------------------------------------------------------------------------------------



                                                                 PUT VT
                                               PIMCO          GLOBAL HLTH          PUT VT            PUT VT             DISC
                                           VIT ALL ASSET,        CARE,            INTL EQ,           VISTA,         ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)         ADVISOR CL          CL IB             CL IB             CL IB              AGGR
 INVESTMENT INCOME
Dividend income                             $ 74,841,194       $2,890,642       $        --       $        --        $       --
Variable account expenses                     10,070,375          213,815           291,880           234,099           118,653
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               64,770,819        2,676,827          (291,880)         (234,099)         (118,653)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      335,511,201        6,301,149         8,923,631         6,372,430         3,170,961
    Cost of investments sold                 384,410,558        6,779,556        13,296,480        12,242,227         3,161,780
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (48,899,357)        (478,407)       (4,372,849)       (5,869,797)            9,181
Distributions from capital gains                      --               --                --                --                --
Net change in unrealized appreciation or
  depreciation of investments                186,231,108        3,326,109        11,638,232        15,114,482         3,541,173
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               137,331,751        2,847,702         7,265,383         9,244,685         3,550,354
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $202,102,570       $5,524,529       $ 6,973,503       $ 9,010,586        $3,431,701
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                DISC              DISC              DISC              DISC            VP DAVIS
                                            ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          CONSERV             MOD             MOD AGGR        MOD CONSERV           CL 3
 INVESTMENT INCOME
Dividend income                             $        --       $        --       $        --        $       --       $         --
Variable account expenses                       275,208           501,654           328,141           313,165          9,602,379
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (275,208)         (501,654)         (328,141)         (313,165)        (9,602,379)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      15,899,380        13,394,794        12,013,242         8,475,792        115,888,817
    Cost of investments sold                 15,619,059        14,286,548        12,366,338         8,550,776        130,719,745
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   280,321          (891,754)         (353,096)          (74,984)       (14,830,928)
Distributions from capital gains                     --                --                --                --                 --
Net change in unrealized appreciation or
  depreciation of investments                 4,873,371        12,661,873         9,250,822         6,965,312        365,129,530
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                5,153,692        11,770,119         8,897,726         6,890,328        350,298,602
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 4,878,484       $11,268,465       $ 8,569,585        $6,577,163       $340,696,223
---------------------------------------------------------------------------------------------------------------------------------



                                               VP GS            VP PTNRS           RVS VP            RVS VP            RVS VP
                                            MID CAP VAL,      SM CAP VAL,           BAL,              CASH              DIV
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 3              CL 3              CL 3           MGMT, CL 3        BOND, CL 3
 INVESTMENT INCOME
Dividend income                             $        --       $         --      $         --      $    719,234      $157,729,719
Variable account expenses                        98,184          8,045,658         2,476,443         8,923,010        35,205,378
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (98,184)        (8,045,658)       (2,476,443)       (8,203,776)      122,524,341
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       3,191,218        102,711,181        62,418,736       765,173,507       578,191,962
    Cost of investments sold                  4,776,150        124,156,736        84,705,680       765,013,424       587,890,480
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (1,584,932)       (21,445,555)      (22,286,944)          160,083        (9,698,518)
Distributions from capital gains                     --                 --                --                --                --
Net change in unrealized appreciation or
  depreciation of investments                 5,098,851        315,695,353        80,267,710           863,327       347,434,702
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                3,513,919        294,249,798        57,980,766         1,023,410       337,736,184
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 3,415,735       $286,204,140      $ 55,504,323      $ (7,180,366)     $460,260,525
---------------------------------------------------------------------------------------------------------------------------------



                                                                                                     RVS VP
                                               RVS VP            RVS VP            RVS VP            GLOBAL            RVS VP
                                               DIV EQ             DYN              GLOBAL          INFLATION          HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)         INC, CL 3          EQ, CL 3         BOND, CL 3      PROT SEC, CL 3      BOND, CL 3
 INVESTMENT INCOME
Dividend income                             $         --      $         --      $ 23,351,342      $103,558,609      $ 48,879,456
Variable account expenses                     20,498,525         4,081,507        12,031,501        11,089,903         4,464,690
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (20,498,525)       (4,081,507)       11,319,841        92,468,706        44,414,766
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      278,395,039        91,891,002       228,600,212        39,959,352        85,662,962
    Cost of investments sold                 354,652,582       156,838,392       230,917,926        40,466,873        96,254,324
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (76,257,543)      (64,947,390)       (2,317,714)         (507,521)      (10,591,362)
Distributions from capital gains                      --                --                --            51,598                --
Net change in unrealized appreciation or
  depreciation of investments                689,203,430       153,856,250       115,381,226       (19,359,768)      163,884,654
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               612,945,887        88,908,860       113,063,512       (19,815,691)      153,293,292
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $592,447,362      $ 84,827,353      $124,383,353      $ 72,653,015      $197,708,058
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  13

STATEMENTS OF OPERATIONS

                                               RVS VP            RVS VP            RVS VP            RVS VP            RVS VP
                                                INC             MID CAP           MID CAP           S&P 500,           SHORT
YEAR ENDED DEC. 31, 2009 (CONTINUED)         OPP, CL 3         GRO, CL 3         VAL, CL 3            CL 3         DURATION, CL 3
 INVESTMENT INCOME
Dividend income                             $ 47,817,177      $        --       $         --      $        --       $ 11,117,888
Variable account expenses                      9,735,437        1,003,663          1,960,228        1,173,407          3,177,949
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               38,081,740       (1,003,663)        (1,960,228)      (1,173,407)         7,939,939
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       47,815,322       15,294,084         98,877,264       28,021,847        106,839,620
    Cost of investments sold                  52,690,060       20,330,511        163,010,996       34,572,974        108,580,565
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (4,874,738)      (5,036,427)       (64,133,732)      (6,551,127)        (1,740,945)
Distributions from capital gains                      --               --                 --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                289,109,296       52,849,944        133,998,190       38,794,603          9,874,729
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               284,234,558       47,813,517         69,864,458       32,243,476          8,133,784
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $322,316,298      $46,809,854       $ 67,904,230      $31,070,069       $ 16,073,723
---------------------------------------------------------------------------------------------------------------------------------



                                                SEL              SEL VP            SEL VP           THDL VP           THDL VP
                                                 VP              LG CAP            SM CAP             EMER              INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)         GRO, CL 3         VAL, CL 3         VAL, CL 3         MKTS, CL 3        OPP, CL 3
 INVESTMENT INCOME
Dividend income                             $         --      $        --       $        --       $  2,164,010      $  2,319,313
Variable account expenses                      1,198,578           89,110           437,572          5,523,565         1,541,024
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (1,198,578)         (89,110)         (437,572)        (3,359,555)          778,289
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       33,257,395        2,656,070        11,985,564        341,897,181        37,152,293
    Cost of investments sold                  54,869,229        3,913,288        20,260,719        423,548,858        47,325,026
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (21,611,834)      (1,257,218)       (8,275,155)       (81,651,677)      (10,172,733)
Distributions from capital gains                      --               --                --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                 65,311,646        3,727,958        25,589,634        405,264,252        43,374,939
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                43,699,812        2,470,740        17,314,479        323,612,575        33,202,206
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 42,501,234      $ 2,381,630       $16,876,907       $320,253,020      $ 33,980,495
---------------------------------------------------------------------------------------------------------------------------------



                                              VANK LIT          VANK UIF          VANK UIF
                                             COMSTOCK,           GLOBAL         MID CAP GRO,         WANGER            WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL II        REAL EST, CL II        CL II              INTL              USA
 INVESTMENT INCOME
Dividend income                            $  30,298,265      $     48,245      $        --       $ 25,335,904      $         --
Variable account expenses                      6,080,899         2,274,817          326,427          6,191,065         5,504,013
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               24,217,366        (2,226,572)        (326,427)        19,144,839        (5,504,013)
---------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      270,974,044       115,096,898        7,650,227        104,604,197        99,982,181
    Cost of investments sold                 400,942,366       163,882,982       13,129,148        125,629,402       126,878,286
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                               (129,968,322)      (48,786,084)      (5,478,921)       (21,025,205)      (26,896,105)
Distributions from capital gains                      --                --               --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                257,412,229       135,827,610       21,516,169        276,679,585       255,617,339
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               127,443,907        87,041,526       16,037,248        255,654,380       228,721,234
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $ 151,661,273      $ 84,814,954      $15,710,821       $274,799,219      $223,217,221
---------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                            WF ADV        WF ADV        WF ADV        WF ADV
                                                           VT INDEX         VT            VT            VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     ASSET ALLOC    INTL CORE        OPP        SM CAP GRO
 INVESTMENT INCOME
Dividend income                                          $   825,491   $   208,042   $        --   $        --
Variable account expenses                                    352,130        58,385       360,099       571,333
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              473,361       149,657      (360,099)     (571,333)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                   12,670,072     1,781,128     9,438,155     9,170,652
    Cost of investments sold                              17,352,445     3,071,430    14,713,518    14,583,274
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (4,682,373)   (1,290,302)   (5,275,363)   (5,412,622)
Distributions from capital gains                                  --            --            --            --
Net change in unrealized appreciation or depreciation
  of investments                                           9,125,744     1,821,933    21,395,093    32,780,362
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             4,443,371       531,631    16,119,730    27,367,740
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             $ 4,916,732   $   681,288   $15,759,631   $26,796,407
--------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS


                                                    INVESCO       INVESCO       INVESCO        INVESCO         INVESCO
                                                 VI CAP APPR,   VI CAP DEV,     VI DYN,     VI FIN SERV,   VI GLOBAL HLTH,
YEAR ENDED DEC. 31, 2009                            SER II         SER II        SER I          SER I           SER II
 OPERATIONS
Investment income (loss) -- net                  $   (552,616)  $  (264,934)  $   (47,684)   $   316,988     $  (152,640)
Net realized gain (loss) on sales of
  investments                                      (5,572,143)   (3,935,081)      (89,725)    (4,321,938)     (1,489,256)
Distributions from capital gains                           --            --            --             --              --
Net change in unrealized appreciation or
  depreciation of investments                      23,330,361    14,524,850     2,086,156      7,376,218       6,527,759
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  17,205,602    10,324,835     1,948,747      3,371,268       4,885,863
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,712,109       873,334       131,490        358,052         927,327
Net transfers(1)                                   (8,453,732)   (5,093,513)     (870,546)     1,343,659       1,216,565
Transfers for policy loans                             10,470         9,686         3,761         10,083          (7,670)
Adjustments to net assets allocated to
  contracts in payment period                          (8,848)       (3,089)       (1,197)          (372)            794
Contract charges                                     (365,768)      (25,274)       (6,293)       (12,573)        (17,440)
Contract terminations:
    Surrender benefits                             (4,414,512)   (1,522,090)     (359,479)      (977,788)     (1,032,948)
    Death benefits                                   (696,294)     (323,407)      (70,748)      (110,561)       (155,924)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (12,216,575)   (6,084,353)   (1,173,012)       610,500         930,704
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    99,171,829    29,143,340     5,631,512     10,755,490      17,563,978
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $104,160,856   $33,383,822   $ 6,407,247    $14,737,258     $23,380,545
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            139,781,286    36,124,153     7,742,275     25,118,996      21,603,800
Contract purchase payments                          2,400,730     1,064,035       161,210        854,920       1,038,017
Net transfers(1)                                  (12,050,025)   (5,583,200)   (1,138,661)     3,687,670       1,491,463
Transfers for policy loans                             15,707        10,865         4,496         24,351          (7,789)
Contract charges                                     (495,405)      (28,009)       (7,504)       (28,606)        (19,933)
Contract terminations:
    Surrender benefits                             (5,995,182)   (1,600,041)     (439,046)    (2,176,049)     (1,178,284)
    Death benefits                                   (950,939)     (343,847)      (87,189)      (276,718)       (166,871)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  122,706,172    29,643,956     6,235,581     27,204,564      22,760,403
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  INVESCO       INVESCO          AB VPS          AB VPS          AB VPS
                                               VI INTL GRO,     VI TECH,    GLOBAL THEMATIC    GRO & INC,      INTL VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SER II         SER I         GRO, CL B          CL B            CL B
 OPERATIONS
Investment income (loss) -- net                $  3,645,453   $  (174,465)    $  (111,610)    $  3,258,962   $    (330,619)
Net realized gain (loss) on sales of
  investments                                   (14,955,850)     (540,381)       (606,972)     (17,421,654)   (242,699,107)
Distributions from capital gains                         --            --              --               --              --
Net change in unrealized appreciation or
  depreciation of investments                   196,856,943     9,879,261       5,777,996       35,443,487     444,152,316
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     185,546,546     9,164,415       5,059,414       21,280,795     201,122,590
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       98,838,649       353,513         985,340        2,972,730      68,004,011
Net transfers(1)                                 45,595,755     4,666,749       4,746,354      (19,956,545)   (386,003,689)
Transfers for policy loans                           19,914         7,114              46           59,124          77,934
Adjustments to net assets allocated to
  contracts in payment period                        34,271           710          53,096          (23,047)        (32,717)
Contract charges                                 (2,762,858)      (60,057)        (11,822)        (113,546)     (2,199,705)
Contract terminations:
    Surrender benefits                          (17,344,547)   (1,047,745)       (526,484)      (6,940,999)    (30,517,203)
    Death benefits                               (3,466,091)     (221,433)        (92,649)        (963,351)     (5,876,984)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  120,915,093     3,698,851       5,153,881      (24,965,634)   (356,548,353)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 461,509,291    15,360,075       7,758,324      131,669,325     803,094,964
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $767,970,930   $28,223,341     $17,971,619     $127,984,486   $ 647,669,201
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          537,766,644    32,200,674      10,969,877      166,185,303     949,299,324
Contract purchase payments                      107,607,053       610,358       1,093,975        3,744,311     106,732,637
Net transfers(1)                                 46,928,415     7,373,502       5,340,956      (24,569,997)   (494,939,271)
Transfers for policy loans                           20,855        11,641             394           69,876          49,277
Contract charges                                 (2,920,526)     (101,111)        (13,469)        (139,235)     (2,841,346)
Contract terminations:
    Surrender benefits                          (17,432,382)   (1,730,886)       (603,842)      (8,377,676)    (28,054,317)
    Death benefits                               (3,626,240)     (390,772)        (99,306)      (1,150,330)     (6,146,635)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                668,343,819    37,973,406      16,688,585      135,762,252     524,099,669
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AC VP          AC VP         AC VP          AC VP        CALVERT
                                                      INTL,      MID CAP VAL,      ULTRA,         VAL,            VS
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL II          CL II         CL II          CL II       SOCIAL BAL
 OPERATIONS
Investment income (loss) -- net                   $    631,870   $  5,615,722   $  (163,269)  $  8,631,448   $   320,555
Net realized gain (loss) on sales of investments    (2,459,077)   (22,441,773)   (2,848,783)   (19,470,877)   (1,818,282)
Distributions from capital gains                            --             --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       16,870,540     63,020,683     9,632,641     43,667,336     7,185,010
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   15,043,333     46,194,632     6,620,589     32,827,907     5,687,283
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,015,452     31,224,291       720,607      6,117,891       744,727
Net transfers(1)                                    (9,026,555)   (54,126,313)   (1,271,973)   (14,473,405)   (3,426,846)
Transfers for policy loans                                 223        (20,398)       (8,173)        54,011        23,552
Adjustments to net assets allocated to contracts
  in payment period                                     15,941          7,249         7,763       (143,926)       (7,233)
Contract charges                                       (48,269)      (866,564)      (25,200)      (172,480)      (27,893)
Contract terminations:
    Surrender benefits                              (3,190,905)    (5,334,037)   (1,143,669)   (11,559,375)   (1,442,336)
    Death benefits                                    (341,344)    (1,155,107)     (158,628)    (2,032,581)     (278,791)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (11,575,457)   (30,270,879)   (1,879,273)   (22,209,865)   (4,414,820)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     56,141,876    187,536,301    21,628,589    195,490,501    26,299,083
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 59,609,752   $203,460,054   $26,369,905   $206,108,543   $27,571,546
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              60,220,944    242,954,980    31,148,264    188,664,402    33,641,067
Contract purchase payments                             990,239     36,658,694       931,345      6,707,931       879,962
Net transfers(1)                                    (9,448,096)   (65,255,435)   (1,860,766)   (12,927,452)   (4,124,819)
Transfers for policy loans                               2,266        (23,959)      (11,286)        45,904        29,932
Contract charges                                       (48,360)    (1,064,132)      (33,904)      (166,706)      (33,160)
Contract terminations:
    Surrender benefits                              (3,087,308)    (6,929,861)   (1,516,388)   (11,000,983)   (1,701,743)
    Death benefits                                    (338,800)    (1,477,106)     (209,589)    (1,944,911)     (325,388)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    48,290,885    204,863,181    28,447,676    169,378,185    28,365,851
------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     COL         COL MARSICO        CS            EV VT           EG VA
                                                MARSICO GRO,      INTL OPP,      COMMODITY    FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)               VS CL A         VS CL B        RETURN           INC        LG CAP, CL 2
 OPERATIONS
Investment income (loss) -- net                $     (636,856)  $    677,244   $  8,116,983    $ 26,328,373    $    72,952
Net realized gain (loss) on sales of
  investments                                     (15,767,371)   (14,807,858)    (3,401,625)     (7,220,656)      (784,664)
Distributions from capital gains                           --             --             --              --             --
Net change in unrealized appreciation or
  depreciation of investments                     356,601,733     35,247,373      8,523,612     198,712,069      8,956,333
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       340,197,506     21,116,759     13,238,970     217,819,786      8,244,621
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        218,405,347      3,000,510      3,617,445     111,928,449      2,293,434
Net transfers(1)                                  242,957,334    (10,886,155)    18,475,133     153,556,412      6,506,963
Transfers for policy loans                            (76,420)          (838)        (8,107)        (61,086)        (1,987)
Adjustments to net assets allocated to
  contracts in payment period                         (29,425)       (49,831)         8,002         (63,434)        71,606
Contract charges                                   (5,946,947)       (55,336)       (50,436)     (2,851,337)       (19,657)
Contract terminations:
    Surrender benefits                            (37,839,442)    (3,064,098)    (4,222,306)    (24,776,426)    (1,045,949)
    Death benefits                                 (7,891,422)      (584,529)      (502,449)     (5,532,118)      (390,400)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    409,579,025    (11,640,277)    17,317,282     232,200,460      7,414,010
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   963,953,201     69,405,070     58,690,964     434,438,748     21,027,833
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,713,729,732   $ 78,881,552   $ 89,247,216    $884,458,994    $36,686,464
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          1,298,130,787    103,623,136     78,359,789     581,542,099     26,240,985
Contract purchase payments                        268,218,501      3,692,483      4,532,105     118,075,823      2,491,225
Net transfers(1)                                  330,178,071    (16,624,986)    23,778,039     163,400,576      6,937,462
Transfers for policy loans                            (86,524)           425         (9,305)        (60,880)        (1,694)
Contract charges                                   (7,374,951)       (73,320)       (64,750)     (2,988,034)       (21,937)
Contract terminations:
    Surrender benefits                            (47,732,937)    (4,015,015)    (5,385,713)    (25,876,119)    (1,147,721)
    Death benefits                                (10,006,182)      (783,233)      (657,307)     (5,815,707)      (435,957)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,831,326,765     85,819,490    100,552,858     828,277,758     34,062,363
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                                   EG VA          FID VIP         FID VIP         FID VIP         FID VIP
                                                 INTL EQ,       CONTRAFUND,     GRO & INC,       MID CAP,        OVERSEAS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 2          SERV CL 2       SERV CL 2       SERV CL 2       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                $ (1,795,392)  $      236,884   $    (47,009)  $   (4,553,859)  $  1,170,655
Net realized gain (loss) on sales of
  investments                                     4,093,136     (352,979,373)   (14,714,291)    (108,250,721)   (11,144,998)
Distributions from capital gains                         --          193,105             --        4,714,168        384,952
Net change in unrealized appreciation or
  depreciation of investments                   127,731,038      584,421,899     51,670,655      419,401,944     35,438,317
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     130,028,782      231,872,515     36,909,355      311,311,532     25,848,926
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       67,703,389      106,140,699      3,086,539       92,913,877      3,935,209
Net transfers(1)                                533,788,776     (531,127,441)   (27,411,536)    (283,420,845)   (18,146,050)
Transfers for policy loans                              488          (22,265)        71,271           37,346         25,682
Adjustments to net assets allocated to
  contracts in payment period                       109,568           39,918       (132,768)         (71,901)         8,343
Contract charges                                 (1,658,931)      (2,997,515)      (158,180)      (2,785,054)      (101,749)
Contract terminations:
    Surrender benefits                          (12,051,111)     (30,319,995)    (9,394,187)     (40,005,053)    (6,379,976)
    Death benefits                               (1,949,339)      (6,294,341)    (1,564,712)      (7,287,776)      (890,311)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  585,942,840     (464,580,940)   (35,503,573)    (240,619,406)   (21,548,852)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  36,329,913    1,023,889,930    169,597,317      965,638,466    125,025,951
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $752,301,535   $  791,181,505   $171,003,099   $1,036,330,592   $129,326,025
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           36,965,891    1,455,856,516    209,939,118      913,299,589    123,288,887
Contract purchase payments                       81,505,259      142,228,951      3,653,759      106,280,016      4,432,989
Net transfers(1)                                673,475,027     (703,614,876)   (32,533,342)    (275,614,062)   (17,658,085)
Transfers for policy loans                           (3,462)         (18,849)        85,379            6,153         27,857
Contract charges                                 (1,874,171)      (4,057,295)      (185,973)      (2,724,953)       (99,502)
Contract terminations:
    Surrender benefits                          (12,314,599)     (40,363,388)   (10,926,787)     (29,655,641)    (5,940,658)
    Death benefits                               (2,081,526)      (8,335,315)    (1,850,907)      (5,908,768)      (871,284)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                775,672,419      841,695,744    168,181,247      705,682,334    103,180,204
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                               FTVIPT FRANK     FTVIPT FRANK       FTVIPT         GS VIT         GS VIT
                                             GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD U.S.
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 2             CL 2         SEC, CL 2         INST         EQ, INST
 OPERATIONS
Investment income (loss) -- net                $ 18,314,781     $  1,318,826    $  1,651,716   $  2,614,480   $  1,910,596
Net realized gain (loss) on sales of
  investments                                   (47,085,443)     (11,532,809)    (13,995,751)   (39,538,799)   (18,971,584)
Distributions from capital gains                         --        7,642,928              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    52,846,215       43,213,432      48,608,825    119,134,008     47,711,018
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      24,075,553       40,642,377      36,264,790     82,209,689     30,650,030
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        5,006,870        5,078,813       5,516,800      4,633,242      3,936,669
Net transfers(1)                                (24,975,597)     (24,785,989)    (21,570,462)   (51,657,316)   (25,762,079)
Transfers for policy loans                          122,912           26,890          42,154         82,328         45,777
Adjustments to net assets allocated to
  contracts in payment period                       (58,588)         (44,461)        (33,530)        (5,951)       (78,646)
Contract charges                                   (146,779)        (128,526)       (136,511)      (345,677)      (376,083)
Contract terminations:
    Surrender benefits                           (9,067,317)      (9,307,303)     (8,734,631)   (17,933,706)    (9,043,125)
    Death benefits                               (1,526,290)      (1,413,171)     (1,616,085)    (2,429,890)    (1,625,734)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (30,644,789)     (30,573,747)    (26,532,265)   (67,656,970)   (32,903,221)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 177,416,087      173,195,221     169,266,747    312,183,554    182,460,353
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $170,846,851     $183,263,851    $178,999,272   $326,736,273   $180,207,162
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          143,021,012      128,040,351     186,091,220    191,346,086    255,181,535
Contract purchase payments                        5,868,465        5,251,877       6,293,726      2,796,870      5,485,438
Net transfers(1)                                (19,832,923)     (16,940,874)    (23,123,861)   (30,390,275)   (35,773,647)
Transfers for policy loans                           90,497           14,954          40,737         49,585         64,695
Contract charges                                   (128,401)         (93,668)       (143,417)      (199,849)      (506,769)
Contract terminations:
    Surrender benefits                           (7,778,014)      (6,419,428)     (8,793,218)   (10,798,973)   (12,140,042)
    Death benefits                               (1,286,195)        (954,646)     (1,652,196)    (1,414,048)    (2,296,624)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                119,954,441      108,898,566     158,712,991    151,389,396    210,014,586
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                               JANUS ASPEN     JANUS ASPEN     JANUS ASPEN         MFS            MFS
                                                  GLOBAL         JANUS,         OVERSEAS,    INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            TECH, SERV        SERV            SERV           SERV CL        SERV CL
 OPERATIONS
Investment income (loss) -- net                $  (134,539)  $   (5,935,019)  $   (582,777)   $   (313,065)   $  (361,694)
Net realized gain (loss) on sales of
  investments                                   (1,114,032)     (14,824,138)    (2,863,226)     (2,237,799)    (3,539,235)
Distributions from capital gains                        --               --      3,684,756              --             --
Net change in unrealized appreciation or
  depreciation of investments                    8,155,612      366,845,252     71,467,925      25,721,007     24,075,207
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      6,907,041      346,086,095     71,706,678      23,170,143     20,174,278
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         343,279      196,595,671      1,967,193       2,505,556        776,346
Net transfers(1)                                 3,623,220      178,714,104     (7,896,575)      7,068,142     (1,899,757)
Transfers for policy loans                          16,649          (60,390)        32,502          31,583         21,604
Adjustments to net assets allocated to
  contracts in payment period                       57,795            5,014        (88,708)         30,059         (4,362)
Contract charges                                   (14,219)      (5,401,166)       (84,656)        (59,315)       (39,955)
Contract terminations:
    Surrender benefits                            (970,444)     (28,551,067)    (7,580,842)     (4,214,452)    (2,600,108)
    Death benefits                                (136,989)      (6,105,534)      (825,531)       (597,352)      (366,061)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   2,919,291      335,196,632    (14,476,617)      4,764,221     (4,112,293)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 11,997,932      773,445,434    103,230,964      60,177,703     36,302,724
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $21,824,264   $1,454,728,161   $160,461,025    $ 88,112,067    $52,364,709
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          41,021,714    1,226,178,470    126,354,829     119,102,705     59,530,900
Contract purchase payments                         951,058      277,372,407      1,774,307       3,564,389      1,054,385
Net transfers(1)                                 8,902,632      263,736,061    (10,087,576)     10,523,749     (3,489,206)
Transfers for policy loans                          50,689          (80,070)        37,772          59,164         36,789
Contract charges                                   (38,006)      (7,581,864)       (74,989)       (101,564)       (53,549)
Contract terminations:
    Surrender benefits                          (2,655,545)     (39,550,723)    (6,507,426)     (6,827,256)    (3,389,355)
    Death benefits                                (359,110)      (8,593,547)      (716,052)     (1,016,257)      (473,343)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                47,873,432    1,711,480,734    110,780,865     125,304,930     53,216,621
-------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  MFS          NB AMT          OPPEN           OPPEN             OPPEN
                                              UTILITIES,        INTL,       GLOBAL SEC    MAIN ST SM CAP   GLOBAL STRATEGIC
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SERV CL         CL S         VA, SERV        VA, SERV        INC VA, SERV
 OPERATIONS
Investment income (loss) -- net              $  8,193,950   $  7,091,774   $    939,588     $  (161,775)    $  (15,844,599)
Net realized gain (loss) on sales of
  investments                                 (14,271,228)   (15,014,693)    (8,128,859)     (6,300,307)       (25,142,736)
Distributions from capital gains                       --             --      1,911,246              --          1,678,820
Net change in unrealized appreciation or
  depreciation of investments                  64,272,529     84,857,173     33,275,208      26,119,350        409,458,541
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    58,195,251     76,934,254     27,997,183      19,657,268        370,150,026
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      6,064,675     45,215,574      3,464,049       2,480,270        279,415,438
Net transfers(1)                              (26,424,009)   (21,702,697)    (8,361,153)     (6,749,153)         4,385,281
Transfers for policy loans                        (39,871)       (12,969)       (23,149)         22,394            (87,100)
Adjustments to net assets allocated to
  contracts in payment period                     (68,956)        (2,147)        41,166         (15,440)          (352,780)
Contract charges                                 (173,996)    (1,286,407)       (74,641)        (53,276)        (7,485,305)
Contract terminations:
    Surrender benefits                        (11,266,280)    (6,575,925)    (4,512,683)     (3,102,442)       (98,091,702)
    Death benefits                             (2,067,554)    (1,486,159)      (941,929)       (484,434)       (17,745,503)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (33,975,991)    14,149,270    (10,408,340)     (7,902,081)       160,038,329
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               212,724,142    218,421,584     84,226,825      61,768,053      2,075,960,187
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $236,943,402   $309,505,108   $101,815,668     $73,523,240     $2,606,148,542
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        163,176,639    358,115,808     93,205,980      76,585,330      2,013,494,974
Contract purchase payments                      4,948,632     64,594,356      3,724,004       3,143,605        263,869,090
Net transfers(1)                              (19,250,030)   (29,705,511)    (9,114,970)     (7,958,487)         3,026,213
Transfers for policy loans                        (26,166)       (15,745)       (15,877)         31,188            (81,761)
Contract charges                                 (125,895)    (1,879,693)       (75,988)        (61,081)        (6,940,735)
Contract terminations:
    Surrender benefits                         (7,594,238)    (9,790,393)    (4,437,523)     (3,406,621)       (88,670,241)
    Death benefits                             (1,500,577)    (2,208,466)      (977,113)       (557,048)       (16,313,095)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              139,628,365    379,110,356     82,308,513      67,776,886      2,168,384,445
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PIMCO             PUT VT           PUT VT        PUT VT         DISC
                                              VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,       VISTA,     ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            ADVISOR CL           CL IB            CL IB         CL IB          AGGR
 OPERATIONS
Investment income (loss) -- net               $   64,770,819      $ 2,676,827      $  (291,880)  $  (234,099)   $  (118,653)
Net realized gain (loss) on sales of
  investments                                    (48,899,357)        (478,407)      (4,372,849)   (5,869,797)         9,181
Distributions from capital gains                          --               --               --            --             --
Net change in unrealized appreciation or
  depreciation of investments                    186,231,108        3,326,109       11,638,232    15,114,482      3,541,173
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      202,102,570        5,524,529        6,973,503     9,010,586      3,431,701
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       182,656,126          447,886          593,132       786,869      1,277,682
Net transfers(1)                                (172,168,472)      (3,236,550)      (6,346,826)   (4,577,310)     7,374,049
Transfers for policy loans                          (122,776)          15,006           17,397        34,553          5,531
Adjustments to net assets allocated to
  contracts in payment period                        102,936           (6,585)          (2,592)       (4,658)        97,566
Contract charges                                  (4,992,541)         (26,145)         (29,376)      (33,934)       (11,832)
Contract terminations:
    Surrender benefits                           (32,295,549)      (1,551,571)      (2,034,844)   (1,683,802)      (451,051)
    Death benefits                                (7,588,359)        (167,492)        (288,030)     (212,198)            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (34,408,635)      (4,525,451)      (8,091,139)   (5,690,480)     8,291,945
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,032,082,114       25,091,627       37,136,955    27,627,505      8,340,805
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,199,776,049      $26,090,705      $36,019,319   $30,947,611    $20,064,451
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,091,785,066       27,807,296       37,946,874    46,674,073     11,766,349
Contract purchase payments                       179,579,273          465,345          594,496     1,210,540      1,694,750
Net transfers(1)                                (172,489,339)      (3,346,971)      (6,418,134)   (7,038,658)    10,041,638
Transfers for policy loans                          (114,380)          15,540           17,846        55,117          7,195
Contract charges                                  (4,917,370)         (27,213)         (29,308)      (52,634)       (15,427)
Contract terminations:
    Surrender benefits                           (31,789,893)      (1,586,653)      (2,021,287)   (2,558,053)      (580,614)
    Death benefits                                (7,545,003)        (174,490)        (292,843)     (327,706)            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,054,508,354       23,152,854       29,797,644    37,962,679     22,913,891
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   DISC           DISC           DISC           DISC          VP DAVIS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,     NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CONSERV          MOD         MOD AGGR      MOD CONSERV        CL 3
 OPERATIONS
Investment income (loss) -- net                 $  (275,208)   $  (501,654)   $  (328,141)   $  (313,165)  $   (9,602,379)
Net realized gain (loss) on sales of
  investments                                       280,321       (891,754)      (353,096)       (74,984)     (14,830,928)
Distributions from capital gains                         --             --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                     4,873,371     12,661,873      9,250,822      6,965,312      365,129,530
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       4,878,484     11,268,465      8,569,585      6,577,163      340,696,223
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        3,648,730      6,280,973      3,003,388      3,060,903      193,811,413
Net transfers(1)                                 14,149,239     33,850,556     14,897,998     23,043,759      387,884,579
Transfers for policy loans                            1,887        (72,056)        24,155         (6,326)         (57,059)
Adjustments to net assets allocated to
  contracts in payment period                        97,460        (26,476)       329,293           (818)        (167,583)
Contract charges                                    (21,462)       (46,451)       (30,608)       (22,762)      (5,252,706)
Contract terminations:
    Surrender benefits                           (3,305,645)    (3,742,953)    (1,623,616)    (1,760,464)     (27,276,922)
    Death benefits                                 (280,018)      (579,914)        (1,146)       (82,003)      (5,579,903)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   14,290,191     35,663,679     16,599,464     24,232,289      543,361,819
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  21,357,801     37,774,059     24,460,533     20,077,570      634,860,612
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $40,526,476    $84,706,203    $49,629,582    $50,887,022   $1,518,918,654
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           25,426,346     49,366,147     33,063,290     25,257,929      917,373,476
Contract purchase payments                        4,022,471      7,745,946      3,847,358      3,597,553      254,298,809
Net transfers(1)                                 16,118,249     41,233,188     20,119,570     27,698,214      563,251,468
Transfers for policy loans                            2,525        (88,205)        30,461         (7,908)         (69,745)
Contract charges                                    (23,987)       (57,143)       (39,247)       (26,753)      (6,876,184)
Contract terminations:
    Surrender benefits                           (3,758,213)    (4,565,238)    (2,022,705)    (2,081,766)     (35,608,041)
    Death benefits                                 (300,984)      (739,687)        (1,323)       (97,496)      (7,407,159)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 41,486,407     92,895,008     54,997,404     54,339,773    1,684,962,624
-------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

                                                  VP GS         VP PTNRS         RVS VP          RVS VP           RVS VP
                                              MID CAP VAL,     SM CAP VAL,        BAL,            CASH              DIV
YEAR ENDED DEC. 31, 2009 (CONTINUED)              CL 3            CL 3            CL 3         MGMT, CL 3       BOND, CL 3
 OPERATIONS
Investment income (loss) -- net                $   (98,184)  $   (8,045,658)  $ (2,476,443)  $   (8,203,776)  $  122,524,341
Net realized gain (loss) on sales of
  investments                                   (1,584,932)     (21,445,555)   (22,286,944)         160,083       (9,698,518)
Distributions from capital gains                        --               --             --               --               --
Net change in unrealized appreciation or
  depreciation of investments                    5,098,851      315,695,353     80,267,710          863,327      347,434,702
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,415,735      286,204,140     55,504,323       (7,180,366)     460,260,525
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         413,786      141,097,176      4,425,409      111,309,005      534,815,810
Net transfers(1)                                (1,378,025)     (52,221,515)    38,598,572     (585,789,438)      91,396,565
Transfers for policy loans                           4,915            9,993        161,614          126,432          (19,836)
Adjustments to net assets allocated to
  contracts in payment period                       (1,367)        (140,262)      (678,459)        (381,892)        (939,678)
Contract charges                                   (12,841)      (4,130,032)      (245,710)        (685,096)     (14,239,960)
Contract terminations:
    Surrender benefits                            (614,869)     (26,888,122)   (23,786,790)    (171,471,117)    (172,084,203)
    Death benefits                                (109,630)      (5,409,223)    (4,283,391)     (16,337,378)     (36,430,179)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (1,698,031)      52,318,015     14,191,245     (663,229,484)     402,498,519
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 11,161,351      751,583,538    194,345,298    1,315,148,095    3,295,541,164
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $12,879,055   $1,090,105,693   $264,040,866   $  644,738,245   $4,158,300,208
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          13,412,863      856,113,697    189,680,215    1,121,064,760    2,911,692,108
Contract purchase payments                         463,931      178,338,447      4,384,134      102,188,492      488,736,740
Net transfers(1)                                (1,546,125)     (56,014,627)    52,019,449     (508,068,806)      47,459,400
Transfers for policy loans                           5,412             (588)       122,053           73,217          (40,839)
Contract charges                                   (14,372)      (4,624,791)      (234,261)        (585,059)     (12,341,133)
Contract terminations:
    Surrender benefits                            (690,992)     (25,260,483)   (20,280,031)    (146,217,563)    (134,265,003)
    Death benefits                                (124,967)      (5,578,856)    (4,099,247)     (14,026,899)     (29,818,009)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                11,505,750      942,972,799    221,592,312      554,428,142    3,271,423,264
----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                  RVS VP          RVS VP          RVS VP            RVS VP           RVS VP
                                                  DIV EQ            DYN           GLOBAL       GLOBAL INFLATION     HI YIELD
YEAR ENDED DEC. 31, 2009 (CONTINUED)             INC, CL 3       EQ, CL 3       BOND, CL 3      PROT SEC, CL 3     BOND, CL 3
 OPERATIONS
Investment income (loss) -- net               $  (20,498,525)  $ (4,081,507)  $   11,319,841    $   92,468,706    $ 44,414,766
Net realized gain (loss) on sales of
  investments                                    (76,257,543)   (64,947,390)      (2,317,714)         (507,521)    (10,591,362)
Distributions from capital gains                          --             --               --            51,598              --
Net change in unrealized appreciation or
  depreciation of investments                    689,203,430    153,856,250      115,381,226       (19,359,768)    163,884,654
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      592,447,362     84,827,353      124,383,353        72,653,015     197,708,058
------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       268,448,843     10,366,692      176,249,965       193,823,411      11,581,660
Net transfers(1)                                 105,137,049    (44,031,005)     (17,016,350)      847,698,096      (6,607,633)
Transfers for policy loans                           341,739      1,064,518          (14,902)          (36,371)         69,739
Adjustments to net assets allocated to
  contracts in payment period                        (17,368)      (926,944)        (396,021)         (178,250)       (336,873)
Contract charges                                  (7,595,119)      (974,361)      (4,804,027)       (5,122,580)       (323,535)
Contract terminations:
    Surrender benefits                          (100,624,477)   (41,286,507)     (57,605,911)      (42,222,133)    (39,757,216)
    Death benefits                               (16,696,537)    (4,793,771)     (11,474,401)       (8,569,293)     (7,041,964)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   248,994,130    (80,581,378)      84,938,353       985,392,880     (42,415,822)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                1,884,808,320    447,980,819    1,219,671,776       727,423,402     382,399,154
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $2,726,249,812   $452,226,794   $1,428,993,482    $1,785,469,297    $537,691,390
------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year         2,062,785,467    685,480,996      950,254,996       658,300,417     373,276,720
Contract purchase payments                       351,804,290     15,592,874      151,307,717       171,729,059       9,922,731
Net transfers(1)                                 144,288,091    (72,271,312)     (22,522,635)      749,263,374         294,262
Transfers for policy loans                           287,067      1,534,351          (18,817)          (31,663)         53,153
Contract charges                                  (8,971,881)    (1,502,258)      (3,847,201)       (4,505,352)       (253,972)
Contract terminations:
    Surrender benefits                           (94,456,321)   (55,051,454)     (39,832,521)      (37,000,549)    (29,900,721)
    Death benefits                               (17,011,042)    (7,164,735)      (8,499,488)       (7,551,823)     (5,391,841)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               2,438,725,671    566,618,462    1,026,842,051     1,530,203,463     348,000,332
------------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS

                                                   RVS VP          RVS VP          RVS VP         RVS VP          RVS VP
                                                     INC           MID CAP        MID CAP        S&P 500,          SHORT
YEAR ENDED DEC. 31, 2009 (CONTINUED)              OPP, CL 3       GRO, CL 3      VAL, CL 3         CL 3       DURATION, CL 3
 OPERATIONS
Investment income (loss) -- net                $   38,081,740   $ (1,003,663)  $  (1,960,228)  $ (1,173,407)   $  7,939,939
Net realized gain (loss) on sales of
  investments                                      (4,874,738)    (5,036,427)    (64,133,732)    (6,551,127)     (1,740,945)
Distributions from capital gains                           --             --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                     289,109,296     52,849,944     133,998,190     38,794,603       9,874,729
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       322,316,298     46,809,854      67,904,230     31,070,069      16,073,723
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        180,961,005      3,489,270      24,105,329      4,596,308      19,730,459
Net transfers(1)                                  529,372,071     11,368,054     (89,329,966)    (7,822,475)    (28,023,624)
Transfers for policy loans                            (65,936)       143,783           3,025         60,596          83,520
Adjustments to net assets allocated to
  contracts in payment period                         (64,478)       (71,305)        (14,037)       (76,014)        (78,935)
Contract charges                                   (4,758,862)      (122,117)       (709,168)      (115,835)       (246,445)
Contract terminations:
    Surrender benefits                            (32,310,069)   (10,412,358)     (7,355,476)    (8,336,902)    (26,975,888)
    Death benefits                                 (7,025,166)    (1,141,397)     (1,549,854)    (1,300,040)     (6,603,441)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    666,108,565      3,253,930     (74,850,147)   (12,994,362)    (42,114,354)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   575,937,497     78,655,128     227,281,619    133,680,443     371,939,267
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,564,362,360   $128,718,912   $ 220,335,702   $151,756,150    $345,898,636
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            643,014,466    114,373,202     315,807,987    200,311,464     306,947,929
Contract purchase payments                        165,997,714      3,907,246      34,543,046      6,313,633      18,063,103
Net transfers(1)                                  470,367,351     10,219,597    (120,351,036)   (11,215,349)    (22,360,068)
Transfers for policy loans                            (55,406)       177,587           4,123         89,059          63,422
Contract charges                                   (4,285,341)      (141,800)       (954,714)      (166,958)       (199,480)
Contract terminations:
    Surrender benefits                            (28,252,815)   (12,535,428)     (8,952,766)   (11,534,448)    (21,858,805)
    Death benefits                                 (6,298,180)    (1,253,392)     (1,920,220)    (1,878,936)     (5,307,373)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,240,487,789    114,747,012     218,176,420    181,918,465     275,348,728
----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SEL          SEL VP        SEL VP        THDL VP         THDL VP
                                                     VP GRO,        LG CAP        SM CAP          EMER           INTL
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3        VAL, CL 3     VAL, CL 3      MKTS, CL 3      OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                   $ (1,198,578)  $   (89,110)  $  (437,572)  $  (3,359,555)  $    778,289
Net realized gain (loss) on sales of investments   (21,611,834)   (1,257,218)   (8,275,155)    (81,651,677)   (10,172,733)
Distributions from capital gains                            --            --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                       65,311,646     3,727,958    25,589,634     405,264,252     43,374,939
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   42,501,234     2,381,630    16,876,907     320,253,020     33,980,495
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           3,564,331       507,432     1,423,261      65,761,712      3,874,703
Net transfers(1)                                   (22,322,492)    2,067,361    (6,625,317)   (210,383,860)   (10,566,665)
Transfers for policy loans                             152,928         3,215        30,831         139,408        162,858
Adjustments to net assets allocated to contracts
  in payment period                                    (46,491)       (1,401)      (44,034)        258,893        106,358
Contract charges                                      (177,091)       (9,772)      (50,336)     (2,052,532)      (141,633)
Contract terminations:
    Surrender benefits                              (8,258,876)     (634,568)   (3,600,435)    (31,908,000)   (18,858,255)
    Death benefits                                  (1,347,845)     (187,841)     (409,376)     (3,536,131)    (1,764,975)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (28,435,536)    1,744,426    (9,275,406)   (181,720,510)   (27,187,609)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    141,101,956     8,932,103    51,441,386     518,628,043    156,585,265
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $155,167,654   $13,058,159   $59,042,887   $ 657,160,553   $163,378,151
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             326,510,210    11,453,724    51,553,089     506,028,130    184,146,213
Contract purchase payments                           7,045,275       635,452     1,502,844      61,956,469      4,452,625
Net transfers(1)                                   (50,732,792)    2,351,549    (6,212,974)   (180,497,217)   (13,821,962)
Transfers for policy loans                             344,761         3,862        30,943         101,166        177,541
Contract charges                                      (361,596)      (11,992)      (46,973)     (1,725,283)      (158,431)
Contract terminations:
    Surrender benefits                             (16,484,485)     (753,533)   (3,238,713)    (21,711,111)   (19,338,655)
    Death benefits                                  (2,809,305)     (232,157)     (366,013)     (2,679,860)    (2,034,694)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   263,512,068    13,446,905    43,222,203     361,472,294    153,422,637
-------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS

                                                  VANK LIT         VANK UIF        VANK UIF
                                                 COMSTOCK,          GLOBAL       MID CAP GRO,      WANGER         WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL II       REAL EST, CL II       CL II          INTL            USA
 OPERATIONS
Investment income (loss) -- net                $  24,217,366    $  (2,226,572)    $  (326,427)  $ 19,144,839   $ (5,504,013)
Net realized gain (loss) on sales of
  investments                                   (129,968,322)     (48,786,084)     (5,478,921)   (21,025,205)   (26,896,105)
Distributions from capital gains                          --               --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                    257,412,229      135,827,610      21,516,169    276,679,585    255,617,339
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      151,661,273       84,814,954      15,710,821    274,799,219    223,217,221
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        88,400,293       38,133,834       1,518,824     72,372,025     56,565,889
Net transfers(1)                                (208,655,125)     (89,502,242)      2,784,545     34,461,137    (51,552,364)
Transfers for policy loans                            (4,914)           3,311         (13,460)        23,027         54,005
Adjustments to net assets allocated to
  contracts in payment period                         21,376          (26,215)         29,480         10,030       (156,771)
Contract charges                                  (2,959,949)      (1,088,617)        (28,565)    (2,116,439)    (1,695,123)
Contract terminations:
    Surrender benefits                           (23,461,825)      (7,394,245)     (1,700,521)   (28,516,988)   (27,017,021)
    Death benefits                                (4,807,594)      (1,422,698)       (303,570)    (4,014,030)    (4,095,804)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (151,467,738)     (61,296,872)      2,286,733     72,218,762    (27,897,189)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  681,107,245      241,003,832      29,119,527    546,083,555    550,275,602
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 681,300,780    $ 264,521,914     $47,117,081   $893,101,536   $745,595,634
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           890,311,612      382,715,240      44,919,664    486,121,150    572,582,227
Contract purchase payments                       123,646,333       56,982,252       1,793,414     74,568,276     71,497,300
Net transfers(1)                                (275,116,164)    (125,439,763)      2,386,886     42,293,517    (40,870,469)
Transfers for policy loans                            (4,329)           9,984         (13,941)        12,421         45,414
Contract charges                                  (3,850,993)      (1,618,018)        (35,706)    (1,885,022)    (1,871,502)
Contract terminations:
    Surrender benefits                           (28,447,872)     (10,885,602)     (2,121,818)   (19,082,502)   (23,544,045)
    Death benefits                                (6,110,204)      (2,173,879)       (395,429)    (3,083,949)    (3,849,326)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 700,428,383      299,590,214      46,533,070    578,943,891    573,989,599
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                             WF ADV         WF ADV        WF ADV        WF ADV
                                                            VT INDEX          VT            VT            VT
YEAR ENDED DEC. 31, 2009 (CONTINUED)                       ASSET ALLOC    INTL CORE        OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                           $    473,361   $   149,657   $  (360,099)  $  (571,333)
Net realized gain (loss) on sales of investments            (4,682,373)   (1,290,302)   (5,275,363)   (5,412,622)
Distributions from capital gains                                    --            --            --            --
Net change in unrealized appreciation or depreciation of
  investments                                                9,125,744     1,821,933    21,395,093    32,780,362
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 4,916,732       681,288    15,759,631    26,796,407
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     626,419       101,138     1,471,978     3,182,460
Net transfers(1)                                            (8,523,514)     (818,137)   (5,285,110)    7,750,193
Transfers for policy loans                                       7,346         4,051        15,174        (2,583)
Adjustments to net assets allocated to contracts in
  payment period                                                (8,813)      (15,704)       (1,723)       34,230
Contract charges                                               (36,115)       (5,611)      (38,689)      (45,747)
Contract terminations:
    Surrender benefits                                      (2,990,837)     (407,753)   (2,264,374)   (3,115,446)
    Death benefits                                            (609,771)     (101,921)     (347,323)     (627,875)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (11,535,285)   (1,243,937)   (6,450,067)    7,175,232
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             47,942,529     7,813,762    38,279,148    50,668,365
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 41,323,976   $ 7,251,113   $47,588,712   $84,640,004
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      49,869,060     9,679,627    45,513,898    65,402,599
Contract purchase payments                                     656,607       129,491     1,601,807     3,408,574
Net transfers(1)                                            (9,224,322)   (1,099,931)   (5,659,705)    7,559,651
Transfers for policy loans                                       6,475         4,746        15,613        (3,746)
Contract charges                                               (38,318)       (7,314)      (39,188)      (49,793)
Contract terminations:
    Surrender benefits                                      (3,076,115)     (520,771)   (2,259,191)   (3,323,571)
    Death benefits                                            (671,038)     (126,691)     (357,533)     (653,121)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            37,522,349     8,059,157    38,815,701    72,340,593
----------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                INVESCO VI     INVESCO VI     INVESCO VI    INVESCO VI        INVESCO VI
                                                 CAP APPR,      CAP DEV,         DYN,        FIN SERV,    GLOBAL HLTH CARE,
YEAR ENDED DEC. 31, 2008                          SER II         SER II         SER I          SER I            SER II
 OPERATIONS
Investment income (loss) -- net                $ (1,292,973)  $   (459,754)  $   (87,674)  $    361,593      $   (175,425)
Net realized gain (loss) on sales of
  investments                                     1,191,086       (343,627)      875,893     (2,008,552)         (322,141)
Distributions from capital gains                         --      5,996,103            --      1,440,571         4,617,654
Net change in unrealized appreciation or
  depreciation of investments                   (79,900,125)   (36,080,606)   (7,062,572)   (13,737,719)      (10,809,499)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (80,002,012)   (30,887,884)   (6,274,353)   (13,944,107)       (6,689,411)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        4,878,252      2,018,326       233,189        532,632         1,933,226
Net transfers(1)                                (22,897,465)   (15,946,346)   (2,937,594)     7,536,306         5,002,995
Transfers for policy loans                           13,266          6,614           180          1,012            (1,004)
Adjustments to net assets allocated to
  contracts in payment period                        (1,881)         4,021        (1,676)          (665)              239
Contract charges                                   (524,784)       (38,606)       (8,957)       (15,709)          (17,038)
Contract terminations:
    Surrender benefits                           (7,710,927)    (2,411,631)     (671,224)      (976,080)       (1,005,490)
    Death benefits                               (1,171,935)      (467,305)      (48,683)      (108,998)         (160,011)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (27,415,474)   (16,834,927)   (3,434,765)     6,968,498         5,752,917
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 206,589,315     76,866,151    15,340,630     17,731,099        18,500,472
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 99,171,829   $ 29,143,340   $ 5,631,512   $ 10,755,490      $ 17,563,978
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          165,545,770     49,607,310    10,864,203     16,656,560        16,065,485
Contract purchase payments                        4,879,165      1,827,671       211,525        726,313         1,842,950
Net transfers(1)                                (21,286,947)   (12,950,614)   (2,674,482)     9,207,543         4,903,368
Transfers for policy loans                           18,291          4,151            39          3,009            (1,445)
Contract charges                                   (513,653)       (31,691)       (8,478)       (21,174)          (17,123)
Contract terminations:
    Surrender benefits                           (7,685,284)    (1,927,921)     (594,614)    (1,326,142)       (1,025,817)
    Death benefits                               (1,176,056)      (404,753)      (55,918)      (127,113)         (163,618)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                139,781,286     36,124,153     7,742,275     25,118,996        21,603,800
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 INVESCO         INVESCO          AB VPS           AB VPS          AB VPS
                                               VI INTL GRO,     VI TECH,     GLOBAL THEMATIC     GRO & INC,       INTL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SER II          SER I         GRO, CL B           CL B            CL B
 OPERATIONS
Investment income (loss) -- net               $    (840,450)  $   (201,490)    $  (103,794)    $   2,142,434   $      (86,704)
Net realized gain (loss) on sales of
  investments                                    (1,854,572)        92,519        (746,338)      (12,955,858)       1,532,880
Distributions from capital gains                  8,565,475             --              --        41,135,459       71,754,420
Net change in unrealized appreciation or
  depreciation of investments                  (215,133,394)   (12,981,479)     (6,462,418)     (140,323,608)    (841,823,790)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (209,262,941)   (13,090,450)     (7,312,550)     (110,001,573)    (768,623,194)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      118,335,866        586,751         975,261         6,409,990      161,253,262
Net transfers(1)                                224,227,960     (2,254,640)        304,566       (60,132,996)      23,971,567
Transfers for policy loans                          (48,555)         3,673         (33,350)           13,581          (17,013)
Adjustments to net assets allocated to
  contracts in payment period                        (2,250)            --              --           (13,980)           7,463
Contract charges                                 (1,788,225)       (78,838)        (11,318)         (169,292)      (2,615,851)
Contract terminations:
    Surrender benefits                          (10,102,009)    (1,321,066)       (530,374)      (12,132,008)     (47,899,889)
    Death benefits                               (2,231,481)      (129,468)        (92,175)       (1,578,107)      (6,969,090)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  328,391,306     (3,193,588)        612,610       (67,602,812)     127,730,449
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 342,380,926     31,644,113      14,458,264       309,273,710    1,443,987,709
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 461,509,291   $ 15,360,075     $ 7,758,324     $ 131,669,325   $  803,094,964
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          234,064,317     36,519,897      10,650,384       229,215,560      690,850,161
Contract purchase payments                      106,979,403        841,259         905,906         6,010,190      159,225,323
Net transfers(1)                                209,333,702     (2,960,335)         86,324       (56,267,541)     133,981,714
Transfers for policy loans                          (34,685)         6,091         (47,585)           17,724           (5,185)
Contract charges                                 (1,635,189)      (110,293)        (10,973)         (159,474)      (2,185,013)
Contract terminations:
    Surrender benefits                           (8,969,092)    (1,908,415)       (525,339)      (11,169,756)     (27,968,039)
    Death benefits                               (1,971,812)      (187,530)        (88,840)       (1,461,400)      (4,599,637)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                537,766,644     32,200,674      10,969,877       166,185,303      949,299,324
-----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS

                                                     AC VP          AC VP          AC VP          AC VP          CALVERT
                                                     INTL,      MID CAP VAL,      ULTRA,           VAL,            VS
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL II          CL II          CL II          CL II        SOCIAL BAL
 OPERATIONS
Investment income (loss) -- net                  $   (162,420)  $ (2,099,838)  $   (280,276)  $   4,430,292   $    542,401
Net realized gain (loss) on sales of
  investments                                       4,259,270    (23,922,102)    (2,069,440)    (25,552,297)      (984,400)
Distributions from capital gains                    9,919,707             --      5,337,337      39,005,503        491,524
Net change in unrealized appreciation or
  depreciation of investments                     (67,694,556)   (38,592,255)   (19,189,161)   (102,934,758)   (13,786,091)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (53,677,999)   (64,614,195)   (16,201,540)    (85,051,260)   (13,736,566)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,985,383     69,520,247      1,958,346       9,523,995      1,156,189
Net transfers(1)                                  (18,402,998)   (76,000,954)       465,320     (86,811,356)    (7,787,264)
Transfers for policy loans                             (8,603)       (22,464)         5,855          16,411         28,307
Adjustments to net assets allocated to
  contracts in payment period                          (6,573)         8,361             --         (34,686)       (33,610)
Contract charges                                      (75,603)    (1,057,234)       (34,101)       (231,033)       (35,175)
Contract terminations:
    Surrender benefits                             (5,981,768)    (5,677,221)    (1,378,939)    (17,069,726)    (2,273,634)
    Death benefits                                   (609,844)    (1,573,973)      (162,676)     (2,494,381)      (453,979)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (23,100,006)   (14,803,238)       853,805     (97,100,776)    (9,399,166)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   132,919,881    266,953,734     36,976,324     377,642,537     49,434,815
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 56,141,876   $187,536,301   $ 21,628,589   $ 195,490,501   $ 26,299,083
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             77,918,461    258,311,284     30,854,352     262,020,331     43,038,361
Contract purchase payments                          1,461,590     68,865,332      1,964,728       8,352,153      1,123,759
Net transfers(1)                                  (14,425,990)   (74,985,758)       (54,106)    (66,086,051)    (7,873,291)
Transfers for policy loans                             (7,657)       (22,712)         6,427          14,165         23,789
Contract charges                                      (55,149)    (1,144,325)       (35,024)       (182,727)       (34,477)
Contract terminations:
    Surrender benefits                             (4,220,298)    (6,371,335)    (1,426,639)    (13,440,286)    (2,194,577)
    Death benefits                                   (450,013)    (1,697,506)      (161,474)     (2,013,183)      (442,497)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   60,220,944    242,954,980     31,148,264     188,664,402     33,641,067
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     COL         COL MARSICO        CS            EV VT           EG VA
                                                MARSICO GRO,      INTL OPP,      COMMODITY    FLOATING-RATE    FUNDAMENTAL
YEAR ENDED DEC. 31, 2008 (CONTINUED)               VS CL A         VS CL B        RETURN           INC        LG CAP, CL 2
 OPERATIONS
Investment income (loss) -- net                $   (5,818,040)  $    501,474   $    379,142   $  24,259,237   $    101,898
Net realized gain (loss) on sales of
  investments                                      (1,919,186)    (8,601,724)    (2,846,358)    (11,044,550)      (385,367)
Distributions from capital gains                           --     21,995,840      5,566,078              --             --
Net change in unrealized appreciation or
  depreciation of investments                    (506,718,119)   (81,729,339)   (40,786,586)   (173,776,117)   (10,595,606)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (514,455,345)   (67,833,749)   (37,687,724)   (160,561,430)   (10,879,075)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        260,391,304     10,530,742      7,232,903     132,226,226      1,771,960
Net transfers(1)                                  309,997,349     26,026,818     41,355,894         823,683     (1,440,389)
Transfers for policy loans                           (137,786)       (29,568)       (20,229)        (32,203)          (165)
Adjustments to net assets allocated to
  contracts in payment period                         223,359        317,938         23,966          63,448         (4,592)
Contract charges                                   (3,881,197)       (74,829)       (56,503)     (1,784,684)       (19,760)
Contract terminations:
    Surrender benefits                            (27,425,115)    (4,310,804)    (4,134,580)    (18,245,360)    (1,379,649)
    Death benefits                                 (5,423,288)      (704,923)      (402,491)     (3,959,308)      (211,025)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    533,744,626     31,755,374     43,998,960     109,091,802     (1,283,620)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   944,663,920    105,483,445     52,379,728     485,908,376     33,190,528
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  963,953,201   $ 69,405,070   $ 58,690,964   $ 434,438,748   $ 21,027,833
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            766,012,676     80,923,123     45,929,583     469,434,029     27,463,490
Contract purchase payments                        255,171,938      9,186,833      5,834,205     138,263,594      1,732,790
Net transfers(1)                                  315,156,481     18,749,536     30,729,672        (861,457)    (1,428,442)
Transfers for policy loans                           (127,474)       (21,219)       (14,924)        (30,096)          (289)
Contract charges                                   (3,998,684)       (74,317)       (48,823)     (1,884,184)       (19,533)
Contract terminations:
    Surrender benefits                            (28,532,571)    (4,436,540)    (3,691,025)    (19,229,993)    (1,304,198)
    Death benefits                                 (5,551,579)      (704,280)      (378,899)     (4,149,794)      (202,833)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,298,130,787    103,623,136     78,359,789     581,542,099     26,240,985
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS

                                                   EG VA          FID VIP         FID VIP          FID VIP         FID VIP
                                                 INTL EQ,       CONTRAFUND,      GRO & INC,       MID CAP,        OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL 2          SERV CL 2       SERV CL 2        SERV CL 2       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                $   (519,981)  $      607,849   $     (12,007)  $   (7,914,068)  $   2,692,571
Net realized gain (loss) on sales of
  investments                                    (2,002,966)     (47,155,331)     (2,168,182)     (12,483,089)        167,369
Distributions from capital gains                  1,716,442       32,251,009      34,070,529      204,014,982      26,589,319
Net change in unrealized appreciation or
  depreciation of investments                   (29,248,242)    (628,121,687)   (174,868,782)    (775,162,198)   (141,543,366)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (30,054,747)    (642,418,160)   (142,978,442)    (591,544,373)   (112,094,107)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        3,394,257      265,507,861       6,298,771      153,902,188       8,342,292
Net transfers(1)                                (12,773,582)     188,298,202     (63,336,220)       8,297,919     (30,835,134)
Transfers for policy loans                          (11,661)        (122,156)         57,611          (82,997)        (44,600)
Adjustments to net assets allocated to
  contracts in payment period                        (2,344)         366,427        (103,982)         (53,659)        (31,844)
Contract charges                                    (60,023)      (3,874,005)       (240,576)      (2,644,397)       (163,625)
Contract terminations:
    Surrender benefits                           (3,261,319)     (35,884,264)    (17,336,524)     (54,316,552)    (10,913,658)
    Death benefits                                 (358,835)      (6,720,287)     (3,193,891)      (7,849,927)     (1,612,373)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (13,073,507)     407,571,778     (77,854,811)      97,252,575     (35,258,942)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  79,458,167    1,258,736,312     390,430,570    1,459,930,264     272,379,000
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 36,329,913   $1,023,889,930   $ 169,597,317   $  965,638,466   $ 125,025,951
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           46,006,324    1,018,249,324     278,465,380      738,938,581     146,997,035
Contract purchase payments                        2,808,632      259,940,481       5,387,295      142,327,803       6,518,803
Net transfers(1)                                 (9,149,047)     226,034,879     (56,243,671)      70,668,718     (21,842,266)
Transfers for policy loans                          (12,730)        (103,879)         52,917          (51,605)        (23,729)
Contract charges                                    (42,716)      (3,996,249)       (209,976)      (2,059,311)       (111,326)
Contract terminations:
    Surrender benefits                           (2,366,479)     (37,411,309)    (14,777,785)     (31,523,887)     (7,092,922)
    Death benefits                                 (278,093)      (6,856,731)     (2,735,042)      (5,000,710)     (1,156,708)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 36,965,891    1,455,856,516     209,939,118      913,299,589     123,288,887
-----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                              FTVIPT FRANK      FTVIPT FRANK       FTVIPT          GS VIT          GS VIT
                                            GLOBAL REAL EST,    SM CAP VAL,    MUTUAL SHARES    MID CAP VAL,    STRUCTD U.S.
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL 2              CL 2         SEC, CL 2          INST          EQ, INST
 OPERATIONS
Investment income (loss) -- net               $     503,905    $     702,844   $   5,246,263   $     216,127   $   1,541,198
Net realized gain (loss) on sales of
  investments                                   (38,394,743)       5,172,829      (3,837,525)    (32,773,125)    (11,622,093)
Distributions from capital gains                 87,261,284       20,382,263      10,893,796         838,210       2,274,591
Net change in unrealized appreciation or
  depreciation of investments                  (203,912,150)    (119,712,412)   (130,810,880)   (183,567,970)   (119,801,756)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (154,541,704)     (93,454,476)   (118,508,346)   (215,286,758)   (127,608,060)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       11,204,368        8,679,849      11,767,484       9,859,555       7,769,311
Net transfers(1)                               (112,195,341)     (54,730,943)    (73,904,335)   (172,655,431)    (97,640,213)
Transfers for policy loans                           65,901             (692)         (6,959)         37,539          43,188
Adjustments to net assets allocated to
  contracts in payment period                       (26,771)          (6,007)       (127,947)        (89,130)       (189,538)
Contract charges                                   (251,691)        (172,640)       (200,749)       (507,399)       (533,685)
Contract terminations:
    Surrender benefits                          (20,751,224)     (14,580,137)    (14,269,268)    (31,858,658)    (17,398,983)
    Death benefits                               (2,423,857)      (1,783,250)     (2,954,337)     (3,799,640)     (2,452,181)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (124,378,615)     (62,593,820)    (79,696,111)   (199,013,164)   (110,402,101)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 456,336,406      329,243,517     367,471,204     726,483,476     420,470,514
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 177,416,087    $ 173,195,221   $ 169,266,747   $ 312,183,554   $ 182,460,353
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          204,659,663      157,428,566     248,866,779     278,223,433     366,725,492
Contract purchase payments                        8,908,558        6,684,534      10,505,500       4,530,966       8,022,571
Net transfers(1)                                (57,803,132)     (27,020,048)    (59,532,389)    (74,656,686)    (98,924,500)
Transfers for policy loans                           34,749           (8,049)         (4,805)         19,029          47,659
Contract charges                                   (138,403)         (95,620)       (163,866)       (225,186)       (545,110)
Contract terminations:
    Surrender benefits                          (11,284,241)      (7,818,548)    (11,236,361)    (14,800,002)    (17,639,717)
    Death benefits                               (1,356,182)      (1,130,484)     (2,343,638)     (1,745,468)     (2,504,860)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                143,021,012      128,040,351     186,091,220     191,346,086     255,181,535
----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS

                                               JANUS ASPEN     JANUS ASPEN     JANUS ASPEN          MFS             MFS
                                                 GLOBAL          JANUS,         OVERSEAS,     INV GRO STOCK,     NEW DIS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           TECH, SERV         SERV             SERV           SERV CL         SERV CL
 OPERATIONS
Investment income (loss) -- net               $   (145,011)  $   (2,305,213)  $     605,777    $   (509,432)   $   (513,955)
Net realized gain (loss) on sales of
  investments                                   (1,991,925)      (6,928,103)      2,506,051        (924,029)     (3,495,294)
Distributions from capital gains                        --               --      32,877,390       4,623,408      12,927,097
Net change in unrealized appreciation or
  depreciation of investments                   (8,519,753)    (395,159,205)   (165,722,340)    (42,788,887)    (36,609,326)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (10,656,689)    (404,392,521)   (129,733,122)    (39,598,940)    (27,691,478)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         535,332      247,687,503       2,934,517       2,613,345       1,412,836
Net transfers(1)                                (2,187,112)     164,673,706     (10,085,784)    (16,641,316)    (14,951,575)
Transfers for policy loans                          17,121          (90,112)        (63,277)        (19,457)          8,281
Adjustments to net assets allocated to
  contracts in payment period                         (713)          14,319         108,148         (12,682)        (51,358)
Contract charges                                   (15,018)      (3,804,074)       (100,208)        (68,003)        (48,562)
Contract terminations:
    Surrender benefits                          (1,490,583)     (18,315,354)    (11,541,276)     (5,994,233)     (3,929,933)
    Death benefits                                (161,502)      (4,193,535)     (1,202,226)       (824,585)       (533,872)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (3,302,475)     385,972,453     (19,950,106)    (20,946,931)    (18,094,183)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 25,957,096      791,865,502     252,914,192     120,723,574      82,088,385
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 11,997,932   $  773,445,434   $ 103,230,964    $ 60,177,703    $ 36,302,724
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          49,168,889      747,893,080     147,130,132     150,559,981      80,673,123
Contract purchase payments                       1,295,628      286,576,052       2,190,099       3,399,530       1,653,902
Net transfers(1)                                (5,645,355)     223,192,943     (13,549,811)    (25,100,039)    (17,691,840)
Transfers for policy loans                          40,758          (95,888)        (40,236)        (28,112)         12,477
Contract charges                                   (36,483)      (4,525,898)        (76,914)       (100,145)        (57,562)
Contract terminations:
    Surrender benefits                          (3,432,864)     (21,923,911)     (8,371,752)     (8,401,975)     (4,415,692)
    Death benefits                                (368,859)      (4,937,908)       (926,689)     (1,226,535)       (643,508)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                41,021,714    1,226,178,470     126,354,829     119,102,705      59,530,900
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 MFS            NB AMT          OPPEN           OPPEN             OPPEN
                                              UTILITIES,        INTL,        GLOBAL SEC    MAIN ST SM CAP   GLOBAL STRATEGIC
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SERV CL           CL S         VA, SERV        VA, SERV        INC VA, SERV
 OPERATIONS
Investment income (loss) -- net             $   1,537,568   $  (2,570,124)  $    624,983    $   (577,902)    $   82,435,012
Net realized gain (loss) on sales of
  investments                                  (6,976,443)    (15,591,622)    (5,151,933)     (3,892,701)       (24,612,845)
Distributions from capital gains               53,844,373              --      9,673,420       5,608,068         24,866,375
Net change in unrealized appreciation or
  depreciation of investments                (197,627,493)   (115,196,669)   (70,922,180)    (42,994,917)      (483,290,791)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (149,221,995)   (133,358,415)   (65,775,710)    (41,857,452)      (400,602,249)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     17,638,233      78,594,838      6,629,977       5,152,070        413,463,715
Net transfers(1)                              (23,668,023)    (30,869,209)   (30,406,024)    (17,997,334)        58,175,030
Transfers for policy loans                        (49,633)        (17,325)         6,006          (9,664)          (154,911)
Adjustments to net assets allocated to
  contracts in payment period                     142,203          (2,847)        38,116          11,678            950,257
Contract charges                                 (229,836)     (1,261,462)      (100,647)        (68,573)        (5,695,688)
Contract terminations:
    Surrender benefits                        (17,794,372)     (6,174,801)    (6,829,217)     (4,649,184)      (103,820,171)
    Death benefits                             (3,320,128)     (1,537,805)      (906,569)       (629,276)       (17,494,240)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                (27,281,556)     38,731,389    (31,568,358)    (18,190,283)       345,423,992
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               389,227,693     313,048,610    181,570,893     121,815,788      2,131,138,444
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 212,724,142   $ 218,421,584   $ 84,226,825    $ 61,768,053     $2,075,960,187
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        181,258,692     273,245,434    117,626,819      91,910,733      1,745,767,764
Contract purchase payments                     11,515,883      81,261,084      5,883,357       5,092,316        360,902,069
Net transfers(1)                              (18,159,748)     13,726,397    (24,025,887)    (15,674,671)        14,615,938
Transfers for policy loans                        (27,155)        (16,152)         8,236          (5,797)          (130,174)
Contract charges                                 (130,042)     (1,395,789)       (80,452)        (61,601)        (4,930,441)
Contract terminations:
    Surrender benefits                         (9,359,471)     (6,991,618)    (5,455,157)     (4,098,857)       (87,846,472)
    Death benefits                             (1,921,520)     (1,713,548)      (750,936)       (576,793)       (14,883,710)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              163,176,639     358,115,808     93,205,980      76,585,330      2,013,494,974
----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS

                                                   PIMCO             PUT VT           PUT VT         PUT VT          DISC
                                              VIT ALL ASSET,   GLOBAL HLTH CARE,     INTL EQ,        VISTA,      ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          ADVISOR CL           CL IB             CL IB          CL IB         AGGR(2)
 OPERATIONS
Investment income (loss) -- net               $   55,016,354      $  (278,114)     $    930,192   $   (407,036)   $   (27,495)
Net realized gain (loss) on sales of
  investments                                     (5,336,873)         625,751          (733,014)    (6,064,408)      (264,639)
Distributions from capital gains                   3,379,059          314,504        11,474,658             --             --
Net change in unrealized appreciation or
  depreciation of investments                   (245,021,116)      (6,592,938)      (47,273,022)   (20,077,045)    (1,661,420)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (191,962,576)      (5,930,797)      (35,601,186)   (26,548,489)    (1,953,554)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       284,761,229          768,699         1,063,305      1,298,219      1,252,934
Net transfers(1)                                 118,887,051       (7,108,096)      (18,594,269)   (10,320,649)     9,400,148
Transfers for policy loans                           (79,984)           8,973            12,852         40,753          2,193
Adjustments to net assets allocated to
  contracts in payment period                        529,412          (13,260)           (3,721)       (13,372)          (195)
Contract charges                                  (4,199,813)         (30,343)          (49,465)       (44,382)        (2,891)
Contract terminations:
    Surrender benefits                           (25,329,389)      (1,851,961)       (3,927,793)    (3,781,279)      (357,830)
    Death benefits                                (5,773,796)        (215,109)         (436,835)      (453,300)            --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   368,794,710       (8,441,097)      (21,935,926)   (13,274,010)    10,294,359
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  855,249,980       39,463,521        94,674,067     67,450,004             --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $1,032,082,114      $25,091,627      $ 37,136,955   $ 27,627,505    $ 8,340,805
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           754,096,049       35,962,246        53,770,331     61,544,884             --
Contract purchase payments                       262,481,612          746,884           743,329      1,481,294      1,336,474
Net transfers(1)                                 108,874,036       (6,879,621)      (13,492,860)   (11,663,264)    10,801,305
Transfers for policy loans                           (74,291)           9,234            11,911         56,359          2,954
Contract charges                                  (3,966,045)         (29,546)          (35,052)       (51,948)        (3,612)
Contract terminations:
    Surrender benefits                           (24,194,353)      (1,792,929)       (2,728,332)    (4,192,107)      (370,772)
    Death benefits                                (5,431,942)        (208,972)         (322,453)      (501,145)            --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,091,785,066       27,807,296        37,946,874     46,674,073     11,766,349
-----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   DISC           DISC           DISC            DISC           VP DAVIS
                                               ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,    ASSET ALLOC,     NY VENTURE,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          CONSERV(2)       MOD(2)       MOD AGGR(2)   MOD CONSERV(2)        CL 3
 OPERATIONS
Investment income (loss) -- net                 $   (62,873)   $  (134,199)   $   (96,479)    $   (74,331)   $  (5,901,159)
Net realized gain (loss) on sales of
  investments                                      (490,485)      (548,718)      (366,025)       (743,884)      (1,129,011)
Distributions from capital gains                         --             --             --              --        5,167,283
Net change in unrealized appreciation or
  depreciation of investments                    (1,391,686)    (6,386,398)    (5,428,645)     (2,702,239)    (319,039,412)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,945,044)    (7,069,315)    (5,891,149)     (3,520,454)    (320,902,299)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          993,675      3,105,294      2,027,043       1,633,496      196,909,373
Net transfers(1)                                 23,332,184     42,349,382     28,646,415      22,732,816      174,561,789
Transfers for policy loans                          (23,367)        (4,392)        (7,898)        (12,876)         (46,967)
Adjustments to net assets allocated to
  contracts in payment period                            --        266,298         81,523          12,742             (832)
Contract charges                                     (5,277)       (10,847)        (5,984)         (5,046)      (3,031,355)
Contract terminations:
    Surrender benefits                             (837,560)      (725,899)      (315,166)       (734,652)     (15,193,010)
    Death benefits                                 (156,810)      (136,462)       (74,251)        (28,456)      (3,636,964)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   23,302,845     44,843,374     30,351,682      23,598,024      349,562,034
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --             --             --              --      606,200,877
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $21,357,801    $37,774,059    $24,460,533     $20,077,570    $ 634,860,612
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --             --             --              --      533,474,524
Contract purchase payments                          991,290      3,378,562      2,222,979       1,662,306      206,839,189
Net transfers(1)                                 25,478,179     46,926,034     31,237,470      24,417,767      200,999,356
Transfers for policy loans                          (24,186)        (3,756)       (11,805)        (13,126)         (45,858)
Contract charges                                     (6,077)       (12,844)        (7,138)         (5,894)      (3,302,892)
Contract terminations:
    Surrender benefits                             (851,454)      (777,741)      (271,630)       (765,774)     (16,692,769)
    Death benefits                                 (161,406)      (144,108)      (106,586)        (37,350)      (3,898,074)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 25,426,346     49,366,147     33,063,290      25,257,929      917,373,476
--------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

 (2)For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS

                                                  VP GS         VP PTNRS         RVS VP          RVS VP           RVS VP
                                              MID CAP VAL,    SM CAP VAL,         BAL,            CASH              DIV
YEAR ENDED DEC. 31, 2008 (CONTINUED)              CL 3            CL 3            CL 3         MGMT, CL 3       BOND, CL 3
 OPERATIONS
Investment income (loss) -- net                $  (154,242)  $  (6,878,924)  $  (2,275,199)  $   15,151,445   $  (18,626,804)
Net realized gain (loss) on sales of
  investments                                   (1,587,521)    (11,207,354)    (29,973,539)         (54,691)     (33,820,604)
Distributions from capital gains                   167,075      30,800,789      23,249,115               --               --
Net change in unrealized appreciation or
  depreciation of investments                   (5,745,465)   (315,458,032)    (91,725,822)        (325,511)    (216,095,371)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (7,320,153)   (302,743,521)   (100,725,445)      14,771,243     (268,542,779)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         571,960     193,361,128       5,613,860      219,269,511      778,967,812
Net transfers(1)                                (5,912,474)     49,520,605     (57,955,138)     280,290,723     (139,919,730)
Transfers for policy loans                           8,002            (953)        234,168          252,208           (1,881)
Adjustments to net assets allocated to
  contracts in payment period                       (1,804)        (94,261)       (652,827)      (1,169,218)        (546,744)
Contract charges                                   (18,414)     (3,389,664)       (233,307)        (650,066)     (11,254,905)
Contract terminations:
    Surrender benefits                          (1,373,482)    (26,571,775)    (46,856,334)    (189,247,253)    (166,895,226)
    Death benefits                                (119,262)     (4,872,553)     (5,068,011)     (17,534,278)     (30,597,103)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (6,845,474)    207,952,527    (104,917,589)     291,211,627      429,752,223
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 25,326,978     846,374,532     399,988,332    1,009,165,225    3,134,331,720
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $11,161,351   $ 751,583,538   $ 194,345,298   $1,315,148,095   $3,295,541,164
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          18,855,178     617,370,344     271,897,845      868,750,481    2,530,298,748
Contract purchase payments                         512,163     205,084,186       4,458,110      202,236,494      726,110,338
Net transfers(1)                                (4,832,398)     61,585,396     (51,696,068)     225,008,434     (178,174,690)
Transfers for policy loans                           5,518         (12,550)        157,497          197,783          (31,604)
Contract charges                                   (16,211)     (3,126,625)       (181,071)        (554,618)      (9,852,338)
Contract terminations:
    Surrender benefits                            (996,015)    (20,679,903)    (31,164,258)    (159,414,965)    (131,563,804)
    Death benefits                                (115,372)     (4,107,151)     (3,791,840)     (15,158,849)     (25,094,542)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                13,412,863     856,113,697     189,680,215    1,121,064,760    2,911,692,108
----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 RVS VP           RVS VP           RVS VP            RVS VP            RVS VP
                                                 DIV EQ             DYN            GLOBAL       GLOBAL INFLATION      HI YIELD
YEAR ENDED DEC. 31, 2008 (CONTINUED)           INC, CL 3         EQ, CL 3        BOND, CL 3      PROT SEC, CL 3      BOND, CL 3
 OPERATIONS
Investment income (loss) -- net             $   (19,143,545)  $   (5,601,293)  $   74,436,353     $ 11,170,218     $  (3,538,676)
Net realized gain (loss) on sales of
  investments                                   (24,614,473)     (47,402,275)      (5,347,418)        (186,918)      (30,801,819)
Distributions from capital gains                214,500,453       85,907,518          590,926               --                --
Net change in unrealized appreciation or
  depreciation of investments                (1,351,061,550)    (413,649,619)    (100,051,681)     (25,359,743)     (116,303,042)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (1,180,319,115)    (380,745,669)     (30,371,820)     (14,376,443)     (150,643,537)
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      346,744,420       18,553,001      259,985,783      162,447,055        12,961,165
Net transfers(1)                                132,509,673     (123,015,836)     (68,677,513)       8,181,357      (176,404,868)
Transfers for policy loans                          (79,069)         932,267             (286)         (49,993)           91,031
Adjustments to net assets allocated to
  contracts in payment period                      (310,509)        (956,748)        (131,929)         (51,868)         (321,491)
Contract charges                                 (5,605,751)      (1,333,784)      (3,829,196)      (2,650,012)         (361,398)
Contract terminations:
    Surrender benefits                         (101,234,525)    (100,738,536)     (61,041,667)     (26,495,759)      (57,863,381)
    Death benefits                              (17,241,488)      (8,858,053)      (9,609,829)      (5,375,017)       (8,237,322)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  354,782,751     (215,417,689)     116,695,363      136,005,763      (230,136,264)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               2,710,344,684    1,044,144,177    1,133,348,233      605,794,082       763,178,955
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,884,808,320   $  447,980,819   $1,219,671,776     $727,423,402     $ 382,399,154
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,615,553,755      908,740,844      852,722,375      543,694,986       550,624,505
Contract purchase payments                      343,759,136       20,110,295      229,091,526      145,260,311        11,063,632
Net transfers(1)                                192,179,798     (142,300,032)     (78,708,281)         110,288      (138,517,692)
Transfers for policy loans                          (50,959)         881,036          (11,878)         (43,839)           72,030
Contract charges                                 (5,045,291)      (1,485,808)      (3,091,241)      (2,356,943)         (283,275)
Contract terminations:
    Surrender benefits                          (70,779,936)     (90,707,110)     (42,561,206)     (23,579,811)      (43,180,171)
    Death benefits                              (12,831,036)      (9,758,229)      (7,186,299)      (4,784,575)       (6,502,309)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              2,062,785,467      685,480,996      950,254,996      658,300,417       373,276,720
--------------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS

                                                    RVS VP         RVS VP          RVS VP         RVS VP          RVS VP
                                                     INC           MID CAP        MID CAP        S&P 500,          SHORT
YEAR ENDED DEC. 31, 2008 (CONTINUED)              OPP, CL 3       GRO, CL 3      VAL, CL 3         CL 3       DURATION, CL 3
 OPERATIONS
Investment income (loss) -- net                 $  (4,583,999)  $ (1,307,193)  $  (2,657,180)  $ (1,574,030)   $ (2,672,225)
Net realized gain (loss) on sales of
  investments                                     (12,653,602)    (4,257,308)     (8,941,924)       456,995      (1,293,058)
Distributions from capital gains                           --      1,041,144      65,630,697      8,639,876              --
Net change in unrealized appreciation or
  depreciation of investments                    (120,902,224)   (70,171,114)   (218,152,389)   (96,065,586)     (9,457,807)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (138,139,825)   (74,694,471)   (164,120,796)   (88,542,745)    (13,423,090)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        168,909,005      3,921,623      51,341,501      7,187,475      19,669,255
Net transfers(1)                                   (8,794,640)   (21,775,657)     23,883,843    (33,887,555)     50,214,527
Transfers for policy loans                            (33,252)       139,518         (37,345)         5,455         (48,830)
Adjustments to net assets allocated to
  contracts in payment period                         (30,672)       (88,195)        (25,526)       (42,372)        (96,267)
Contract charges                                   (2,634,839)      (136,650)       (771,044)      (147,578)       (229,204)
Contract terminations:
    Surrender benefits                            (16,734,807)   (17,971,010)    (10,642,279)   (14,194,131)    (25,823,578)
    Death benefits                                 (4,024,236)    (1,304,105)     (1,810,593)    (2,049,452)     (4,439,841)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    136,656,559    (37,214,476)     61,938,557    (43,128,158)     39,246,062
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   577,420,763    190,564,075     329,463,858    265,351,346     346,116,295
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 575,937,497   $ 78,655,128   $ 227,281,619   $133,680,443    $371,939,267
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            516,836,128    151,417,748     243,623,712    248,359,813     272,625,569
Contract purchase payments                        165,306,074      3,930,990      52,641,750      7,744,957      17,456,091
Net transfers(1)                                  (16,672,350)   (20,807,744)     31,631,997    (37,738,039)     41,444,935
Transfers for policy loans                            (31,183)       167,900         (30,476)        12,435         (41,801)
Contract charges                                   (2,552,940)      (138,644)       (770,796)      (166,219)       (183,827)
Contract terminations:
    Surrender benefits                            (16,013,800)   (18,835,898)     (9,615,724)   (15,541,389)    (20,811,166)
    Death benefits                                 (3,857,463)    (1,361,150)     (1,672,476)    (2,360,094)     (3,541,872)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  643,014,466    114,373,202     315,807,987    200,311,464     306,947,929
----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SEL           SEL VP        SEL VP         THDL VP         THDL VP
                                                       VP           LG CAP        SM CAP           EMER            INTL
YEAR ENDED DEC. 31, 2008 (CONTINUED)               GRO, CL 3      VAL, CL 3      VAL, CL 3      MKTS, CL 3      OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (1,465,709)  $  (110,321)  $   (721,334)  $  (1,285,583)  $   3,413,289
Net realized gain (loss) on sales of
  investments                                      (27,559,245)   (1,631,807)   (11,352,210)       (837,475)      6,452,882
Distributions from capital gains                            --       363,086     11,015,847     103,706,010              --
Net change in unrealized appreciation or
  depreciation of investments                     (113,519,466)   (5,376,917)   (38,652,357)   (505,111,892)   (138,759,111)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (142,544,420)   (6,755,959)   (39,710,054)   (403,528,940)   (128,892,940)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           7,767,836       620,986      2,407,471     115,546,695       6,528,218
Net transfers(1)                                  (109,420,420)   (4,210,975)   (26,253,204)    139,406,078     (43,126,658)
Transfers for policy loans                              92,813        (1,830)        22,219         (82,961)        153,870
Adjustments to net assets allocated to
  contracts in payment period                         (168,448)       (1,202)       (27,746)          4,516        (155,950)
Contract charges                                      (262,930)      (12,148)       (68,198)     (1,941,691)       (193,288)
Contract terminations:
    Surrender benefits                             (16,669,635)   (1,296,926)    (6,354,400)    (22,819,210)    (45,856,351)
    Death benefits                                  (1,720,240)      (70,507)    (1,027,183)     (3,445,805)     (2,586,422)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (120,381,024)   (4,972,602)   (31,301,041)    226,667,622     (85,236,581)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    404,027,400    20,660,664    122,452,481     695,489,361     370,714,786
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 141,101,956   $ 8,932,103   $ 51,441,386   $ 518,628,043   $ 156,585,265
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             516,489,168    15,712,105     74,284,903     289,591,162     255,423,903
Contract purchase payments                          11,297,360       598,569      1,958,478      82,837,438       5,562,026
Net transfers(1)                                  (173,583,082)   (3,711,048)   (19,209,461)    148,555,834     (40,743,875)
Transfers for policy loans                             174,758           (58)        17,463         (37,966)        120,746
Contract charges                                      (413,755)      (11,236)       (51,915)     (1,279,766)       (165,213)
Contract terminations:
    Surrender benefits                             (24,795,058)   (1,067,225)    (4,683,104)    (11,647,189)    (33,784,319)
    Death benefits                                  (2,659,181)      (67,383)      (763,275)     (1,991,383)     (2,267,055)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   326,510,210    11,453,724     51,553,089     506,028,130     184,146,213
---------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

                                                  VANK LIT         VANK UIF        VANK UIF
                                                 COMSTOCK,          GLOBAL       MID CAP GRO,       WANGER          WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL II       REAL EST, CL II       CL II           INTL            USA
 OPERATIONS
Investment income (loss) -- net                $   9,934,129    $   4,131,019    $    (61,992)  $     651,497   $  (6,967,912)
Net realized gain (loss) on sales of
  investments                                    (11,221,313)      (2,941,501)     (6,013,729)     12,249,365        (135,244)
Distributions from capital gains                  42,465,434       14,718,198      13,822,746     112,265,598      98,763,493
Net change in unrealized appreciation or
  depreciation of investments                   (395,413,857)    (153,850,021)    (35,740,924)   (562,372,647)   (458,879,494)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (354,235,607)    (137,942,305)    (27,993,899)   (437,206,187)   (367,219,157)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       162,120,678       55,717,716       3,905,006      76,078,521      81,011,616
Net transfers(1)                                  41,775,800      128,949,497       8,415,092     (18,512,205)    (91,922,121)
Transfers for policy loans                           (38,530)         (12,997)        (15,789)        (86,271)          9,793
Adjustments to net assets allocated to
  contracts in payment period                         12,669           (3,217)         12,157         120,303          (7,159)
Contract charges                                  (3,112,560)        (854,197)        (33,285)     (1,399,138)     (1,513,214)
Contract terminations:
    Surrender benefits                           (30,359,657)      (6,988,921)     (2,348,267)    (38,265,890)    (38,964,384)
    Death benefits                                (4,920,727)      (1,243,813)       (314,304)     (4,782,318)     (4,951,058)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   165,477,673      175,564,068       9,620,610      13,153,002     (56,336,527)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  869,865,179      203,382,069      47,492,816     970,136,740     973,831,286
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 681,107,245    $ 241,003,832    $ 29,119,527   $ 546,083,555   $ 550,275,602
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           706,657,539      179,033,512      38,592,716     416,769,930     565,036,815
Contract purchase payments                       174,658,508       61,098,888       3,580,633      63,518,362      80,202,840
Net transfers(1)                                  45,994,255      152,920,756       5,565,769      28,905,438     (41,755,516)
Transfers for policy loans                           (38,827)         (15,995)        (13,416)        (35,954)          2,514
Contract charges                                  (3,167,034)        (990,995)        (34,522)       (977,645)     (1,270,366)
Contract terminations:
    Surrender benefits                           (28,910,108)      (7,932,739)     (2,455,285)    (19,311,839)    (26,081,981)
    Death benefits                                (4,882,721)      (1,398,187)       (316,231)     (2,747,142)     (3,552,079)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 890,311,612      382,715,240      44,919,664     486,121,150     572,582,227
-----------------------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                            WF ADV         WF ADV        WF ADV         WF ADV
                                                           VT INDEX          VT            VT             VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                      ASSET ALLOC    INTL CORE         OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                          $  1,135,226   $   154,170   $    666,791   $   (684,366)
Net realized gain (loss) on sales of investments           (1,689,602)     (480,814)    (3,064,442)    (5,649,931)
Distributions from capital gains                            5,981,215     2,835,003     14,416,944     21,965,577
Net change in unrealized appreciation or depreciation
  of investments                                          (30,721,309)   (9,918,833)   (41,233,853)   (55,428,219)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (25,294,470)   (7,410,474)   (29,214,560)   (39,796,939)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  1,206,884       205,812      2,112,338      4,174,718
Net transfers(1)                                          (19,898,897)   (3,910,562)   (15,745,317)   (10,394,214)
Transfers for policy loans                                     13,341        (3,248)       (17,912)        (3,560)
Adjustments to net assets allocated to contracts in
  payment period                                              (20,924)       (4,193)        (6,003)        (1,541)
Contract charges                                              (54,687)      (10,287)       (52,763)       (53,040)
Contract terminations:
    Surrender benefits                                     (5,566,230)     (796,937)    (3,805,759)    (3,734,895)
    Death benefits                                         (1,111,202)     (142,054)      (496,130)      (506,117)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (25,431,715)   (4,661,469)   (18,011,546)   (10,518,649)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            98,668,714    19,885,705     85,505,254    100,983,953
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 47,942,529   $ 7,813,762   $ 38,279,148   $ 50,668,365
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     72,214,012    13,828,315     60,059,822     75,618,973
Contract purchase payments                                  1,017,946       175,616      1,820,547      3,879,797
Net transfers(1)                                          (17,670,224)   (3,537,792)   (12,826,501)   (10,058,185)
Transfers for policy loans                                     13,619        (2,297)       (14,360)        (5,138)
Contract charges                                              (46,514)       (8,796)       (43,434)       (50,239)
Contract terminations:
    Surrender benefits                                     (4,676,335)     (661,997)    (3,049,892)    (3,481,146)
    Death benefits                                           (983,444)     (113,422)      (432,284)      (501,463)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           49,869,060     9,679,627     45,513,898     65,402,599
-----------------------------------------------------------------------------------------------------------------


 (1)Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  47

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 contracts issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RiverSource Retirement Advisor Advantage(R) Variable Annuity - Band 3 and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser II     Invesco V.I. Capital Appreciation Fund, Series II Shares
                                  (previously AIM V.I. Capital Appreciation Fund, Series II
                                  Shares)
Invesco VI Cap Dev, Ser II      Invesco V.I. Capital Development Fund, Series II Shares
                                  (previously AIM V.I. Capital Development Fund, Series II
                                  Shares)
Invesco VI Dyn, Ser I           Invesco V.I. Dynamics Fund, Series I Shares
                                  (previously AIM V.I. Dynamics Fund, Series I Shares)
Invesco VI Fin Serv, Ser I      Invesco V.I. Financial Services Fund, Series I Shares
                                  (previously AIM V.I. Financial Services Fund, Series I Shares)
Invesco VI Global Hlth, Ser II  Invesco V.I. Global Health Care Fund, Series II Shares
                                  (previously AIM V.I. Global Health Care Fund, Series II
                                  Shares)
Invesco VI Intl Gro, Ser II     Invesco V.I. International Growth Fund, Series II Shares(1)
                                  (previously AIM V.I. International Growth Fund, Series II
                                  Shares)
Invesco VI Tech, Ser I          Invesco V.I. Technology Fund, Series I Shares
                                  (previously AIM V.I. Technology Fund, Series I Shares)
AB VPS Global Thematic Gro, Cl  AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
B                                 (previously AllianceBernstein VPS Global Technology Portfolio
                                  (Class B))
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B           AllianceBernstein VPS International Value Portfolio (Class B)(2)
AC VP Intl, Cl II               American Century VP International, Class II
AC VP Mid Cap Val, Cl II        American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II              American Century VP Ultra(R), Class II
AC VP Val, Cl II                American Century VP Value, Class II
Calvert VS Social Bal           Calvert Variable Series, Inc. VP SRI Social Balanced Portfolio
Col Marsico Gro, VS Cl A        Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B   Columbia Marsico International Opportunities Fund, Variable
                                  Series, Class B
CS Commodity Return             Credit Suisse Trust - Commodity Return Strategy Portfolio
EV VT Floating-Rate Inc         Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2  Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2             Evergreen VA International Equity Fund - Class 2(3)
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2    Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2     Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst        Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst    Goldman Sachs VIT Structured U.S. Equity Fund - Institutional
                                  Shares
Janus Aspen Global Tech, Serv   Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv         Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv      Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S               Neuberger Berman Advisers Management Trust International
                                  Portfolio (Class S)
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv   Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA,  Oppenheimer Global Strategic Income Fund/VA, Service Shares
Serv                              (previously Oppenheimer Strategic Bond Fund/VA, Service
                                  Shares)
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
PIMCO VIT All Asset, Advisor
Cl                              PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB  Putnam VT Global Health Care Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Vista, Cl IB             Putnam VT Vista Fund - Class IB Shares
Disc Asset Alloc, Aggr          RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv       RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod           RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr      RVST Disciplined Asset Allocation Portfolios - Moderately
                                  Aggressive
Disc Asset Alloc, Mod Conserv   RVST Disciplined Asset Allocation Portfolios - Moderately
                                  Conservative
VP Davis NY Venture, Cl 3       RVST Variable Portfolio - Davis New York Venture Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable
                                  Portfolio - Fundamental Value Fund)
VP GS Mid Cap Val, Cl 3         RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
                                  3)
                                  (previously RVST RiverSource Partners Variable
                                  Portfolio - Select Value Fund)
VP Ptnrs Sm Cap Val, Cl 3       RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                  (previously RVST RiverSource Partners Variable
                                  Portfolio - Small Cap Value Fund)
RVS VP Bal, Cl 3                RVST RiverSource Variable Portfolio - Balanced Fund (Class 3)(4)
RVS VP Cash Mgmt, Cl 3          RVST RiverSource Variable Portfolio - Cash Management Fund (Class
                                  3)
RVS VP Div Bond, Cl 3           RVST RiverSource Variable Portfolio - Diversified Bond Fund
                                  (Class 3)
RVS VP Div Eq Inc, Cl 3         RVST RiverSource Variable Portfolio - Diversified Equity Income
                                  Fund (Class 3)(5)
RVS VP Dyn Eq, Cl 3             RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class
                                  3)
RVS VP Global Bond, Cl 3        RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3)
RVS VP Global Inflation Prot    RVST RiverSource Variable Portfolio - Global Inflation Protected
Sec, Cl 3                         Securities Fund (Class 3)
RVS VP Hi Yield Bond, Cl 3      RVST RiverSource Variable Portfolio - High Yield Bond Fund (Class
                                  3)
RVS VP Inc Opp, Cl 3            RVST RiverSource Variable Portfolio - Income Opportunities Fund
                                  (Class 3)
RVS VP Mid Cap Gro, Cl 3        RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class
                                  3)
RVS VP Mid Cap Val, Cl 3        RVST RiverSource Variable Portfolio - Mid Cap Value Fund (Class
                                  3)
RVS VP S&P 500, Cl 3            RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class
                                  3)
RVS VP Short Duration, Cl 3     RVST RiverSource Variable Portfolio - Short Duration U.S.
                                  Government Fund (Class 3)
Sel VP Gro, Cl 3                RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3         RVST Seligman Variable Portfolio - Larger-Cap Value Fund  (Class
                                  3)
Sel VP Sm Cap Val, Cl 3         RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class
                                  3)
THDL VP Emer Mkts, Cl 3         RVST Threadneedle Variable Portfolio - Emerging Markets Fund
                                  (Class 3)
THDL VP Intl Opp, Cl 3          RVST Threadneedle Variable Portfolio - International Opportunity
                                  Fund (Class 3)
VanK LIT Comstock, Cl II        Van Kampen Life Investment Trust Comstock Portfolio, Class II
                                  Shares
VanK UIF Global Real Est, Cl
II                              Van Kampen's UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II     Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                     Wanger International
Wanger USA                      Wanger USA
WF Adv VT Index Asset Alloc     Wells Fargo Advantage VT Index Asset Allocation Fund
                                  (previously Wells Fargo Advantage VT Asset Allocation Fund)
WF Adv VT Intl Core             Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                   Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro            Wells Fargo Advantage VT Small Cap Growth Fund
-------------------------------------------------------------------------------------------------





 (1)Effective Feb. 13, 2009, Putman VT International New Opportunities
    Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.

 (2)Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).

 (3)Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.

 (4)Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable Portfolio - Balanced Fund (Class
    3).

 (5)Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
    Portfolio - Diversified Equity Income Fund (Class 3).

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  49

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

       Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

       Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

       Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.55% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
There is no charge if you surrender all or part of your contract during the accumulation phase.


--------------------------------------------------------------------------------
50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:

DIVISION                                                                                                              PURCHASES
-------------------------------------------------------------------------------------------------------------------------------
Invesco VI Cap Appr, Ser II                                                                                          $6,029,873
Invesco VI Cap Dev, Ser II                                                                                            1,366,009
Invesco VI Dyn, Ser I                                                                                                   255,270
Invesco VI Fin Serv, Ser I                                                                                            4,907,063
Invesco VI Global Hlth, Ser II                                                                                        5,639,396
Invesco VI Intl Gro, Ser II                                                                                         167,753,423
Invesco VI Tech, Ser I                                                                                                6,661,910
AB VPS Global Thematic Gro, Cl B                                                                                      7,929,681
AB VPS Gro & Inc, Cl B                                                                                                7,305,647
AB VPS Intl Val, Cl B                                                                                               131,317,263
AC VP Intl, Cl II                                                                                                     2,344,976
AC VP Mid Cap Val, Cl II                                                                                             49,731,644
AC VP Ultra, Cl II                                                                                                    3,953,971
AC VP Val, Cl II                                                                                                     21,464,734
Calvert VS Social Bal                                                                                                 1,373,181
Col Marsico Gro, VS Cl A                                                                                            489,483,305
Col Marsico Intl Opp, VS Cl B                                                                                         7,730,017
CS Commodity Return                                                                                                  32,924,336
EV VT Floating-Rate Inc                                                                                             302,905,420
EG VA Fundamental Lg Cap, Cl 2                                                                                       11,942,768
EG VA Intl Eq, Cl 2                                                                                                 634,281,059
Fid VIP Contrafund, Serv Cl 2                                                                                       129,498,590
Fid VIP Gro & Inc, Serv Cl 2                                                                                          1,869,750
Fid VIP Mid Cap, Serv Cl 2                                                                                           77,337,839
Fid VIP Overseas, Serv Cl 2                                                                                           7,453,168
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  51

DIVISION                                                                                                              PURCHASES
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Frank Global Real Est, Cl 2                                                                                  $23,558,843
FTVIPT Frank Sm Cap Val, Cl 2                                                                                        15,772,700
FTVIPT Mutual Shares Sec, Cl 2                                                                                        9,450,185
GS VIT Mid Cap Val, Inst                                                                                              5,842,554
GS VIT Structd U.S. Eq, Inst                                                                                          7,436,421
Janus Aspen Global Tech, Serv                                                                                         4,758,562
Janus Aspen Janus, Serv                                                                                             397,607,852
Janus Aspen Overseas, Serv                                                                                            9,764,841
MFS Inv Gro Stock, Serv Cl                                                                                           13,373,493
MFS New Dis, Serv Cl                                                                                                  2,838,304
MFS Utilities, Serv Cl                                                                                               18,127,920
NB AMT Intl, Cl S                                                                                                    63,791,434
Oppen Global Sec VA, Serv                                                                                             9,552,148
Oppen Main St Sm Cap VA, Serv                                                                                         5,531,215
Oppen Global Strategic Inc VA, Serv                                                                                 348,225,222
PIMCO VIT All Asset, Advisor Cl                                                                                     365,873,386
Put VT Global Hlth Care, Cl IB                                                                                        4,452,525
Put VT Intl Eq, Cl IB                                                                                                   540,613
Put VT Vista, Cl IB                                                                                                     447,851
Disc Asset Alloc, Aggr                                                                                               11,351,901
Disc Asset Alloc, Conserv                                                                                            29,939,004
Disc Asset Alloc, Mod                                                                                                49,389,095
Disc Asset Alloc, Mod Aggr                                                                                           28,371,239
Disc Asset Alloc, Mod Conserv                                                                                        32,288,934
VP Davis NY Venture, Cl 3                                                                                           650,372,108
VP GS Mid Cap Val, Cl 3                                                                                               1,371,304
VP Ptnrs Sm Cap Val, Cl 3                                                                                           147,478,475
RVS VP Bal, Cl 3                                                                                                     74,206,630
RVS VP Cash Mgmt, Cl 3                                                                                              111,536,048
RVS VP Div Bond, Cl 3                                                                                             1,103,736,925
RVS VP Div Eq Inc, Cl 3                                                                                             508,167,982
RVS VP Dyn Eq, Cl 3                                                                                                   7,126,665
RVS VP Global Bond, Cl 3                                                                                            323,837,522
RVS VP Global Inflation Prot Sec, Cl 3                                                                            1,118,041,896
RVS VP Hi Yield Bond, Cl 3                                                                                           87,881,658
RVS VP Inc Opp, Cl 3                                                                                                753,094,987
RVS VP Mid Cap Gro, Cl 3                                                                                             17,543,250
RVS VP Mid Cap Val, Cl 3                                                                                             22,242,156
RVS VP S&P 500, Cl 3                                                                                                 13,604,975
RVS VP Short Duration, Cl 3                                                                                          72,171,496
Sel VP Gro, Cl 3                                                                                                      3,663,300
Sel VP Lg Cap Val, Cl 3                                                                                               4,302,757
Sel VP Sm Cap Val, Cl 3                                                                                               2,418,906
THDL VP Emer Mkts, Cl 3                                                                                             157,089,601
THDL VP Intl Opp, Cl 3                                                                                               10,488,640
VanK LIT Comstock, Cl II                                                                                            143,723,671
VanK UIF Global Real Est, Cl II                                                                                      51,573,454
VanK UIF Mid Cap Gro, Cl II                                                                                           9,610,533
Wanger Intl                                                                                                         195,967,798
Wanger USA                                                                                                           66,580,979
WF Adv VT Index Asset Alloc                                                                                           1,608,148
WF Adv VT Intl Core                                                                                                     686,849
WF Adv VT Opp                                                                                                         2,627,989
WF Adv VT Sm Cap Gro                                                                                                 15,774,551
-------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2009:

                                                                                                           INVESCO
                                                   INVESCO       INVESCO       INVESCO       INVESCO      VI GLOBAL
                                                VI CAP APPR,   VI CAP DEV,     VI DYN,    VI FIN SERV,      HLTH,
SUBACCOUNT                                         SER II        SER II         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.55%                                               $0.86         $1.21         $1.04         $0.55         $1.02
0.75%                                                0.85          1.19          1.03          0.54          1.01
0.85%                                                0.82          0.89            --            --          1.07
0.95%                                                0.84          1.17          1.01          0.53          1.01
1.00%                                                0.89          1.23          1.11          0.56          1.00
1.05%                                                0.81          0.89            --            --          1.06
1.10%                                                0.81          0.88            --            --          1.06
1.20%                                                0.88          1.21          1.09          0.56          1.00
1.25%                                                  --            --            --            --            --
1.25%                                                0.81          0.88            --            --          1.06
1.30%                                                0.81          0.88            --            --          1.05
1.45%                                                0.80          0.87            --            --          1.05
--------------------------------------------------------------------------------------------------------------------





                                                                               AB VPS
                                                   INVESCO       INVESCO       GLOBAL        AB VPS        AB VPS
                                                VI INTL GRO,    VI TECH,      THEMATIC     GRO & INC,     INTL VAL,
SUBACCOUNT                                         SER II         SER I       GRO, CL B       CL B          CL B
                                                --------------------------------------------------------------------
0.55%                                               $1.25         $0.75         $1.08         $0.97         $1.66
0.75%                                                1.24          0.73          1.07          0.95          1.63
0.85%                                                1.11            --          1.09          0.86          0.80
0.95%                                                1.23          0.72          1.07          0.93          1.61
1.00%                                                1.23          0.84          1.06          1.01          1.67
1.05%                                                1.10            --          1.08          0.85          0.80
1.10%                                                1.10            --          1.08          0.85          0.80
1.20%                                                1.22          0.83          1.05          1.00          1.64
1.25%                                                  --            --            --            --            --
1.25%                                                1.09            --          1.07          0.84          0.79
1.30%                                                1.09            --          1.07          0.84          0.79
1.45%                                                1.08            --          1.06          0.84          0.79
--------------------------------------------------------------------------------------------------------------------





                                                    AC VP         AC VP         AC VP         AC VP        CALVERT
                                                    INTL,     MID CAP VAL,     ULTRA,         VAL,           VS
SUBACCOUNT                                          CL II         CL II         CL II         CL II      SOCIAL BAL
                                                --------------------------------------------------------------------
0.55%                                               $1.24         $0.88         $0.93         $1.31         $0.99
0.75%                                                1.22          0.87          0.92          1.29          0.97
0.85%                                                  --          1.08          0.96          0.94            --
0.95%                                                1.20          0.87          0.91          1.27          0.95
1.00%                                                1.38          0.87          0.91          1.26          1.08
1.05%                                                  --          1.07          0.96          0.93            --
1.10%                                                  --          1.07          0.95          0.93            --
1.20%                                                1.36          0.86          0.90          1.24          1.06
1.25%                                                  --            --            --            --            --
1.25%                                                  --          1.07          0.95          0.93            --
1.30%                                                  --          1.06          0.95          0.93            --
1.45%                                                  --          1.06          0.94          0.92            --
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  53

                                                                                              EV VT
                                                     COL       COL MARSICO       CS         FLOATING-       EG VA
                                                MARSICO GRO,    INTL OPP,     COMMODITY       RATE       FUNDAMENTAL
SUBACCOUNT                                         VS CL A       VS CL B       RETURN          INC      LG CAP, CL 2
                                                --------------------------------------------------------------------
0.55%                                               $0.91         $0.89         $0.89         $1.08         $1.09
0.75%                                                0.90          0.89          0.88          1.08          1.08
0.85%                                                0.96          1.00          0.92          1.07          1.07
0.95%                                                0.89          0.88          0.88          1.07          1.06
1.00%                                                0.89          0.88          0.87          1.07          1.17
1.05%                                                0.95          0.99          0.91          1.06          1.07
1.10%                                                0.95          0.99          0.91          1.06          1.06
1.20%                                                0.89          0.87          0.87          1.06          1.16
1.25%                                                  --            --            --            --            --
1.25%                                                0.95          0.98          0.91          1.05          1.06
1.30%                                                0.95          0.98          0.91          1.05          1.06
1.45%                                                0.94          0.98          0.90          1.05          1.05
--------------------------------------------------------------------------------------------------------------------





                                                   EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                                 INTL EQ,     CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
SUBACCOUNT                                         CL 2        SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                               --------------------------------------------------------------------
0.55%                                              $1.23         $0.93         $1.04         $1.99         $1.35
0.75%                                               1.22          0.92          1.02          1.96          1.33
0.85%                                               0.89          0.97            --          1.04          0.94
0.95%                                               1.20          0.91          1.00          1.93          1.31
1.00%                                               1.20          0.91          1.04          1.86          1.45
1.05%                                               0.88          0.97            --          1.03          0.93
1.10%                                               0.88          0.97            --          1.03          0.93
1.20%                                               1.18          0.90          1.02          1.84          1.43
1.25%                                                 --            --            --            --            --
1.25%                                               0.87          0.96            --          1.02          0.92
1.30%                                               0.87          0.96            --          1.02          0.92
1.45%                                               0.87          0.95            --          1.01          0.92
-------------------------------------------------------------------------------------------------------------------





                                               FTVIPT FRANK                   FTVIPT
                                                GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT        GS VIT
                                                   EST,       SM CAP VAL,     SHARES     MID CAP VAL,  STRUCTD U.S.
SUBACCOUNT                                         CL 2          CL 2        SEC, CL 2       INST        EQ, INST
                                               --------------------------------------------------------------------
0.55%                                              $1.75         $2.07         $1.23         $2.30         $0.87
0.75%                                               1.71          2.02          1.21          2.26          0.85
0.85%                                               0.64          0.90          0.91            --          0.83
0.95%                                               1.68          1.98          1.19          2.21          0.84
1.00%                                               1.25          1.51          1.26          1.63          1.01
1.05%                                               0.64          0.89          0.91            --          0.82
1.10%                                               0.64          0.89          0.90            --          0.82
1.20%                                               1.23          1.48          1.24          1.60          0.99
1.25%                                                 --            --            --            --            --
1.25%                                               0.63          0.89          0.91            --          0.81
1.30%                                               0.63          0.89          0.90            --          0.81
1.45%                                               0.62          0.88          0.90            --          0.81
-------------------------------------------------------------------------------------------------------------------





                                                                                              MFS
                                                JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     INV GRO         MFS
                                                  GLOBAL        JANUS,       OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                      TECH, SERV       SERV          SERV         SERV CL       SERV CL
                                               --------------------------------------------------------------------
0.55%                                              $0.46         $0.86         $1.47         $0.68         $1.00
0.75%                                               0.45          0.85          1.44          0.67          0.98
0.85%                                                 --          0.85            --          1.04            --
0.95%                                               0.44          0.85          1.41          0.66          0.96
1.00%                                               1.12          0.85          2.49          1.03          1.14
1.05%                                                 --          0.85            --          1.04            --
1.10%                                                 --          0.85            --          1.03            --
1.20%                                               1.11          0.84          2.45          1.01          1.12
1.25%                                                 --            --            --            --            --
1.25%                                                 --          0.84            --          1.03            --
1.30%                                                 --          0.84            --          1.03            --
1.45%                                                 --          0.84            --          1.02            --
-------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                                                                                             OPPEN         OPPEN
                                                    MFS         NB AMT         OPPEN      MAIN ST SM      GLOBAL
                                                UTILITIES,       INTL,      GLOBAL SEC        CAP        STRATEGIC
SUBACCOUNT                                        SERV CL        CL S        VA, SERV      VA, SERV    INC VA, SERV
                                               --------------------------------------------------------------------
0.55%                                              $1.86         $0.76         $1.33         $1.18         $1.27
0.75%                                               1.83          0.76          1.31          1.17          1.25
0.85%                                               1.28          0.85          1.00          0.90          1.17
0.95%                                               1.80          0.75          1.30          1.16          1.24
1.00%                                               2.25          0.75          1.29          1.15          1.24
1.05%                                               1.27          0.85          1.00          0.89          1.16
1.10%                                               1.26          0.84          0.99          0.89          1.16
1.20%                                               2.21          0.75          1.28          1.14          1.22
1.25%                                                 --            --            --            --            --
1.25%                                               1.26          0.84          0.99          0.89          1.15
1.30%                                               1.26          0.84          0.99          0.88          1.15
1.45%                                               1.25          0.83          0.98          0.88          1.14
-------------------------------------------------------------------------------------------------------------------





                                                   PIMCO        PUT VT
                                                  VIT ALL     GLOBAL HLTH     PUT VT        PUT VT         DISC
                                                  ASSET,         CARE,       INTL EQ,       VISTA,     ASSET ALLOC,
SUBACCOUNT                                      ADVISOR CL       CL IB         CL IB         CL IB         AGGR
                                               --------------------------------------------------------------------
0.55%                                              $1.13         $1.15         $1.23         $0.83         $0.87
0.75%                                               1.13          1.13          1.21          0.82          0.87
0.85%                                               1.15            --            --            --          0.87
0.95%                                               1.12          1.11          1.19          0.80          0.87
1.00%                                               1.12          1.15          1.30          1.00          0.87
1.05%                                               1.14            --            --            --          0.87
1.10%                                               1.14            --            --            --          0.87
1.20%                                               1.11          1.13          1.28          0.98          0.86
1.25%                                                 --            --            --            --            --
1.25%                                               1.14            --            --            --          0.86
1.30%                                               1.13            --            --            --          0.86
1.45%                                               1.13            --            --            --          0.86
-------------------------------------------------------------------------------------------------------------------





                                                   DISC          DISC          DISC          DISC        VP DAVIS
                                               ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,   NY VENTURE,
SUBACCOUNT                                        CONSERV         MOD        MOD AGGR     MOD CONSERV      CL 3
                                               --------------------------------------------------------------------
0.55%                                              $0.98         $0.91         $0.89         $0.94         $0.90
0.75%                                               0.98          0.91          0.89          0.94          0.89
0.85%                                               0.97          0.91          0.89          0.94          0.91
0.95%                                               0.97          0.91          0.89          0.94          0.88
1.00%                                               0.97          0.91          0.89          0.93          0.88
1.05%                                               0.97          0.91          0.89          0.93          0.91
1.10%                                               0.97          0.90          0.89          0.93          0.90
1.20%                                               0.97          0.90          0.89          0.93          0.87
1.25%                                                 --            --            --            --            --
1.25%                                               0.97          0.90          0.88          0.93          0.90
1.30%                                               0.97          0.90          0.88          0.93          0.90
1.45%                                               0.96          0.90          0.88          0.93          0.89
-------------------------------------------------------------------------------------------------------------------





                                                   VP GS       VP PTNRS       RVS VP        RVS VP        RVS VP
                                               MID CAP VAL,   SM CAP VAL,      BAL,          CASH           DIV
SUBACCOUNT                                         CL 3          CL 3          CL 3       MGMT, CL 3    BOND, CL 3
                                               --------------------------------------------------------------------
0.55%                                              $1.17         $1.68         $1.09         $1.24         $1.51
0.75%                                               1.16          1.66          1.07          1.22          1.48
0.85%                                               0.99          0.97          0.97          1.07          1.16
0.95%                                               1.14          1.63          1.04          1.19          1.45
1.00%                                               1.14          1.54          1.16          1.09          1.27
1.05%                                               0.98          0.97          0.97          1.06          1.15
1.10%                                               0.98          0.97          0.97          1.06          1.14
1.20%                                               1.12          1.52          1.14          1.07          1.25
1.25%                                                 --            --          0.96          1.05          1.14
1.25%                                               0.97          0.96          1.60          1.31          1.58
1.30%                                               0.97          0.96          0.96          1.05          1.14
1.45%                                               0.97          0.95          0.95          1.04          1.13
-------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  55

                                                                                            RVS VP
                                                                                            GLOBAL
                                                  RVS VP        RVS VP        RVS VP       INFLATION      RVS VP
                                                  DIV EQ          DYN         GLOBAL     PROT SEC, CL    HI YIELD
SUBACCOUNT                                       INC, CL 3     EQ, CL 3     BOND, CL 3         3        BOND, CL 3
                                               --------------------------------------------------------------------
0.55%                                              $1.47         $0.70         $1.72         $1.20         $1.61
0.75%                                               1.45          0.69          1.68          1.19          1.57
0.85%                                               0.90          0.83          1.23          1.16          1.23
0.95%                                               1.42          0.68          1.65          1.18          1.54
1.00%                                               1.44          0.86          1.60          1.17          1.64
1.05%                                               0.90          0.83          1.22          1.15          1.22
1.10%                                               0.89          0.82          1.21          1.15          1.22
1.20%                                               1.41          0.92          1.58          1.16          1.62
1.25%                                               0.89          0.82          1.21            --          1.21
1.25%                                               1.38          1.09          1.77          1.15          1.72
1.30%                                               0.89          0.82          1.21          1.14          1.21
1.45%                                               0.88          0.81          1.20          1.14          1.21
-------------------------------------------------------------------------------------------------------------------





                                                                                                           RVS VP
                                                   RVS VP        RVS VP        RVS VP        RVS VP         SHORT
                                                     INC         MID CAP       MID CAP      S&P 500,    DURATION, CL
SUBACCOUNT                                        OPP, CL 3     GRO, CL 3     VAL, CL 3       CL 3            3
                                                --------------------------------------------------------------------
0.55%                                               $1.34         $1.26         $1.15         $0.83         $1.36
0.75%                                                1.33          1.22          1.14          0.81          1.33
0.85%                                                1.24          1.05          0.91          0.93          1.09
0.95%                                                1.31          1.20          1.13          0.80          1.30
1.00%                                                1.31          1.24          1.12          1.05          1.13
1.05%                                                1.23          1.04          0.90          0.92          1.08
1.10%                                                1.23          1.04          0.90          0.92          1.08
1.20%                                                1.29          1.22          1.11          1.03          1.12
1.25%                                                  --          1.04            --            --            --
1.25%                                                1.22          0.95          0.90          0.91          1.07
1.30%                                                1.22          1.04          0.90          0.91          1.07
1.45%                                                1.21          1.03          0.89          0.91          1.07
--------------------------------------------------------------------------------------------------------------------





                                                     SEL         SEL VP        SEL VP        THDL VP       THDL VP
                                                     VP          LG CAP        SM CAP         EMER          INTL
SUBACCOUNT                                        GRO, CL 3     VAL, CL 3     VAL, CL 3    MKTS, CL 3     OPP, CL 3
                                                --------------------------------------------------------------------
0.55%                                               $0.57         $1.01         $1.44         $2.31         $0.96
0.75%                                                0.56          1.00          1.42          2.23          0.94
0.85%                                                0.87          0.86          0.88          1.46          0.98
0.95%                                                0.55          0.99          1.39          2.19          0.92
1.00%                                                0.89          0.98          1.34          2.92          1.45
1.05%                                                0.86          0.86          0.87          1.45          0.98
1.10%                                                0.86          0.85          0.87          1.45          0.97
1.20%                                                0.88          0.97          1.32          2.87          1.42
1.25%                                                  --            --            --          1.44          0.97
1.25%                                                0.86          0.85          0.87          1.81          1.24
1.30%                                                0.86          0.85          0.87          1.44          0.97
1.45%                                                0.85          0.84          0.86          1.43          0.96
--------------------------------------------------------------------------------------------------------------------





                                                                VANK UIF
                                                  VANK LIT       GLOBAL       VANK UIF
                                                  COMSTOCK,   REAL EST, CL  MID CAP GRO,     WANGER        WANGER
SUBACCOUNT                                          CL II          II           CL II         INTL           USA
                                                --------------------------------------------------------------------
0.55%                                               $1.09         $0.87         $1.00         $2.15         $1.71
0.75%                                                1.08          0.86          0.99          2.11          1.67
0.85%                                                0.89          0.90          1.08          1.15          0.95
0.95%                                                1.07          0.86          0.98          2.06          1.64
1.00%                                                1.06          0.86          0.98          2.49          1.46
1.05%                                                0.88          0.90          1.07          1.14          0.95
1.10%                                                0.88          0.89          1.07          1.14          0.94
1.20%                                                1.05          0.85          0.98          2.45          1.43
1.25%                                                  --            --            --            --            --
1.25%                                                0.88          0.89          1.07          1.13          0.94
1.30%                                                0.88          0.89          1.06          1.13          0.94
1.45%                                                0.87          0.88          1.06          1.12          0.93
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                         VT INDEX         VT            VT            VT
SUBACCOUNT                                              ASSET ALLOC    INTL CORE        OPP       SM CAP GRO
                                                       ------------------------------------------------------
0.55%                                                      $1.12         $0.91         $1.28         $1.20
0.75%                                                       1.10          0.90          1.26          1.18
0.85%                                                         --            --          1.03          1.14
0.95%                                                       1.08          0.88          1.24          1.16
1.00%                                                       1.14          1.03          1.29          1.34
1.05%                                                         --            --          1.02          1.13
1.10%                                                         --            --          1.02          1.13
1.20%                                                       1.12          1.02          1.27          1.31
1.25%                                                         --            --            --            --
1.25%                                                         --            --          1.01          1.12
1.30%                                                         --            --          1.01          1.12
1.45%                                                         --            --          1.00          1.11
-------------------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2009:


                                                                                                           INVESCO
                                                   INVESCO       INVESCO       INVESCO       INVESCO      VI GLOBAL
                                                VI CAP APPR,   VI CAP DEV,     VI DYN,    VI FIN SERV,      HLTH,
SUBACCOUNT                                         SER II        SER II         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.55%                                                450,787       53,904         3,100       606,420       402,838
0.75%                                             67,781,528   13,228,687     3,764,404    14,876,580     8,088,864
0.85%                                              3,102,723    2,424,490            --            --     3,257,736
0.95%                                             33,205,396    7,715,160     2,073,342     8,566,933     5,414,198
1.00%                                             10,743,788    1,576,101       249,608     2,151,365       955,633
1.05%                                              1,760,833    1,623,130            --            --     2,339,318
1.10%                                                504,022    1,176,652            --            --       922,948
1.20%                                              4,611,526      991,510       145,127     1,003,266       587,192
1.25%                                                     --           --            --            --            --
1.25%                                                 68,592      107,553            --            --        42,329
1.30%                                                334,323      668,264            --            --       583,261
1.45%                                                142,654       78,505            --            --       166,086
--------------------------------------------------------------------------------------------------------------------
Total                                            122,706,172   29,643,956     6,235,581    27,204,564    22,760,403
--------------------------------------------------------------------------------------------------------------------





                                                                               AB VPS
                                                   INVESCO       INVESCO       GLOBAL        AB VPS        AB VPS
                                                VI INTL GRO,    VI TECH,      THEMATIC     GRO & INC,     INTL VAL,
SUBACCOUNT                                         SER II         SER I       GRO, CL B       CL B          CL B
                                                --------------------------------------------------------------------
0.55%                                              2,657,672      411,105        68,982        387,636     1,925,380
0.75%                                            128,526,448   21,730,280     5,298,716     68,594,818   150,691,972
0.85%                                            238,183,083           --     3,313,327      6,136,235   130,093,782
0.95%                                             76,800,843   11,446,205     3,654,410     41,870,634    93,057,740
1.00%                                             14,695,332    2,935,486       609,148      7,705,342    19,906,436
1.05%                                             94,818,493           --     1,422,004      3,605,980    55,081,670
1.10%                                             69,225,184           --     1,056,666      2,039,227    40,250,026
1.20%                                              7,082,568    1,450,330       547,891      4,257,791     9,980,918
1.25%                                                     --           --            --             --            --
1.25%                                              3,232,261           --        84,004        219,640     2,587,907
1.30%                                             29,798,560           --       418,604        732,805    17,832,939
1.45%                                              3,323,375           --       214,833        212,144     2,690,899
--------------------------------------------------------------------------------------------------------------------
Total                                            668,343,819   37,973,406    16,688,585    135,762,252   524,099,669
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  57

                                                    AC VP         AC VP         AC VP         AC VP        CALVERT
                                                    INTL,     MID CAP VAL,     ULTRA,         VAL,           VS
SUBACCOUNT                                          CL II         CL II         CL II         CL II      SOCIAL BAL
                                                --------------------------------------------------------------------
0.55%                                               263,067      1,288,571       90,647        468,926       10,071
0.75%                                            26,574,813     48,043,557   11,804,534     72,598,239   15,940,465
0.85%                                                    --     71,543,906    3,364,888     12,296,330           --
0.95%                                            15,628,455     25,355,325    6,956,560     48,731,049    9,851,597
1.00%                                             3,809,936      5,341,105    1,814,972     11,067,605    1,705,558
1.05%                                                    --     25,533,936    1,872,382      9,000,181           --
1.10%                                                    --     17,412,828      820,976      4,264,215           --
1.20%                                             2,014,614      2,523,241    1,098,136      6,158,140      858,160
1.25%                                                    --             --           --             --           --
1.25%                                                    --        844,457       96,041        752,643           --
1.30%                                                    --      6,246,642      481,628      3,160,023           --
1.45%                                                    --        729,613       46,912        880,834           --
--------------------------------------------------------------------------------------------------------------------
Total                                            48,290,885    204,863,181   28,447,676    169,378,185   28,365,851
--------------------------------------------------------------------------------------------------------------------





                                                                                                EV VT
                                                      COL        COL MARSICO       CS         FLOATING-       EG VA
                                                 MARSICO GRO,     INTL OPP,     COMMODITY       RATE       FUNDAMENTAL
SUBACCOUNT                                          VS CL A        VS CL B       RETURN          INC      LG CAP, CL 2
                                                ----------------------------------------------------------------------
0.55%                                                7,497,033      809,791        604,780     2,786,769           --
0.75%                                              378,240,457   32,787,988     39,766,541   162,181,272   13,118,142
0.85%                                              626,487,325   10,384,881      8,767,761   261,015,104    3,772,126
0.95%                                              214,161,166   20,723,206     26,662,095   105,964,285    9,198,502
1.00%                                               47,207,643    4,015,806      6,588,950    20,977,037      807,927
1.05%                                              250,317,283    6,843,699      6,272,053   118,217,798    3,082,123
1.10%                                              185,351,302    4,453,884      4,737,410    85,892,081    1,476,070
1.20%                                               22,026,161    2,195,238      2,966,047    12,791,727      797,161
1.25%                                                       --           --             --            --           --
1.25%                                                8,902,990      522,552        768,981     5,344,492      167,651
1.30%                                               81,378,160    2,414,384      2,321,008    44,354,515    1,233,059
1.45%                                                9,757,245      668,061      1,097,232     8,752,678      409,602
----------------------------------------------------------------------------------------------------------------------
Total                                            1,831,326,765   85,819,490    100,552,858   828,277,758   34,062,363
----------------------------------------------------------------------------------------------------------------------





                                                    EG VA        FID VIP       FID VIP       FID VIP       FID VIP
                                                  INTL EQ,     CONTRAFUND,   GRO & INC,     MID CAP,      OVERSEAS,
SUBACCOUNT                                          CL 2        SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
0.55%                                              2,398,468     4,367,736       805,442     2,734,041       557,893
0.75%                                            113,413,933   269,589,421    92,558,505   187,651,569    43,314,079
0.85%                                            298,705,548   180,001,193            --   199,837,221    10,921,356
0.95%                                             69,836,196   167,695,577    57,593,231   106,478,938    29,953,559
1.00%                                             15,465,627    32,815,410    10,988,420    28,494,202     5,075,319
1.05%                                            122,714,391    80,198,472            --    79,887,728     5,547,874
1.10%                                             91,808,622    55,492,015            --    55,297,591     1,987,832
1.20%                                              8,151,606    15,948,640     6,235,649    14,163,947     3,135,024
1.25%                                                     --            --            --            --            --
1.25%                                              4,686,214     4,468,304            --     3,635,550       448,934
1.30%                                             42,774,831    26,261,758            --    23,688,338     1,555,656
1.45%                                              5,716,983     4,857,218            --     3,813,209       682,678
--------------------------------------------------------------------------------------------------------------------
Total                                            775,672,419   841,695,744   168,181,247   705,682,334   103,180,204
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                                                FTVIPT FRANK                   FTVIPT
                                                 GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT        GS VIT
                                                    EST,       SM CAP VAL,     SHARES     MID CAP VAL,  STRUCTD U.S.
SUBACCOUNT                                          CL 2          CL 2        SEC, CL 2       INST        EQ, INST
                                                --------------------------------------------------------------------
0.55%                                                231,623       351,798       525,279       921,946       826,263
0.75%                                             50,766,814    42,024,566    57,678,446    78,043,046   108,297,543
0.85%                                             13,464,982    13,708,764    17,364,665            --     7,238,294
0.95%                                             31,073,179    28,729,885    39,361,476    51,883,396    70,758,487
1.00%                                              7,137,178     7,198,189    10,912,993    12,872,315    11,037,487
1.05%                                              5,633,440     6,618,808    12,441,378            --     3,784,172
1.10%                                              3,723,840     3,930,053     7,365,722            --     1,363,981
1.20%                                              4,145,079     3,457,127     5,705,197     7,668,693     5,507,710
1.25%                                                     --            --            --            --            --
1.25%                                                599,794       327,760       935,570            --       278,328
1.30%                                              2,585,806     1,834,306     5,084,062            --       697,909
1.45%                                                592,706       717,310     1,338,203            --       224,412
--------------------------------------------------------------------------------------------------------------------
Total                                            119,954,441   108,898,566   158,712,991   151,389,396   210,014,586
--------------------------------------------------------------------------------------------------------------------





                                                                                                 MFS
                                                 JANUS ASPEN    JANUS ASPEN    JANUS ASPEN     INV GRO         MFS
                                                   GLOBAL         JANUS,        OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                       TECH, SERV        SERV           SERV         SERV CL       SERV CL
                                                ----------------------------------------------------------------------
0.55%                                                40,871        6,879,618       395,270       405,718      189,804
0.75%                                            27,957,107      305,122,729    61,695,723    67,421,474   28,886,592
0.85%                                                    --      639,871,670            --     2,648,076           --
0.95%                                            19,312,496      168,562,456    46,611,823    44,234,678   20,432,432
1.00%                                               384,484       38,560,024     1,272,151     4,222,428    2,165,884
1.05%                                                    --      250,167,298            --     1,651,301           --
1.10%                                                    --      186,397,214            --     1,309,432           --
1.20%                                               178,474       18,450,381       805,898     2,149,011    1,541,909
1.25%                                                    --               --            --            --           --
1.25%                                                    --        8,361,358            --       341,213           --
1.30%                                                    --       80,098,884            --       698,408           --
1.45%                                                    --        9,009,102            --       223,191           --
----------------------------------------------------------------------------------------------------------------------
Total                                            47,873,432    1,711,480,734   110,780,865   125,304,930   53,216,621
----------------------------------------------------------------------------------------------------------------------





                                                                                              OPPEN          OPPEN
                                                     MFS         NB AMT         OPPEN        MAIN ST        GLOBAL
                                                 UTILITIES,       INTL,      GLOBAL SEC      SM CAP        STRATEGIC
SUBACCOUNT                                         SERV CL        CL S        VA, SERV      VA, SERV     INC VA, SERV
                                                ----------------------------------------------------------------------
0.55%                                                561,509     1,717,680      604,203       716,942        8,633,957
0.75%                                             56,323,709    75,726,208   31,542,886    23,658,120      519,119,029
0.85%                                             17,912,203   137,643,729    7,911,465     8,025,618      577,447,586
0.95%                                             35,891,204    40,525,416   21,262,666    15,633,605      350,909,503
1.00%                                              5,018,907     9,497,761    6,423,023     5,662,672       70,681,014
1.05%                                             10,419,540    52,313,514    5,429,983     5,411,079      270,231,106
1.10%                                              4,766,095    38,615,299    2,661,503     3,622,550      187,935,690
1.20%                                              3,343,195     4,087,838    3,413,518     2,509,973       45,739,354
1.25%                                                     --            --           --            --               --
1.25%                                                498,956     1,621,874      630,784       378,447       13,257,700
1.30%                                              4,001,423    15,761,122    1,749,931     1,891,492      104,395,229
1.45%                                                891,624     1,599,915      678,551       266,388       20,034,277
----------------------------------------------------------------------------------------------------------------------
Total                                            139,628,365   379,110,356   82,308,513    67,776,886    2,168,384,445
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  59

                                                                   PUT VT
                                                     PIMCO       GLOBAL HLTH     PUT VT        PUT VT         DISC
                                                VIT ALL ASSET,      CARE,       INTL EQ,       VISTA,     ASSET ALLOC,
SUBACCOUNT                                        ADVISOR CL        CL IB         CL IB         CL IB         AGGR
                                                ----------------------------------------------------------------------
0.55%                                                3,430,862       27,160        56,872       149,159       913,600
0.75%                                              218,702,462   12,725,043    16,371,735    21,580,541    11,668,894
0.85%                                              351,435,446           --            --            --     1,743,216
0.95%                                              127,628,671    7,348,580    10,503,718    15,528,933     5,500,230
1.00%                                               26,403,273    2,116,204     1,819,362       518,238       897,425
1.05%                                              143,533,838           --            --            --       904,010
1.10%                                              106,124,572           --            --            --       524,634
1.20%                                               15,666,544      935,867     1,045,957       185,808       333,970
1.25%                                                       --           --            --            --            --
1.25%                                                5,694,867           --            --            --        89,772
1.30%                                               48,833,871           --            --            --       324,667
1.45%                                                7,053,948           --            --            --        13,473
----------------------------------------------------------------------------------------------------------------------
Total                                            1,054,508,354   23,152,854    29,797,644    37,962,679    22,913,891
----------------------------------------------------------------------------------------------------------------------





                                                    DISC          DISC          DISC          DISC         VP DAVIS
                                                ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,    NY VENTURE,
SUBACCOUNT                                         CONSERV         MOD        MOD AGGR     MOD CONSERV       CL 3
                                                ----------------------------------------------------------------------
0.55%                                                50,063        40,582        83,243         3,328        7,044,679
0.75%                                            16,032,399    45,179,799    27,719,684    22,560,011      303,536,981
0.85%                                             2,302,204     6,969,934     3,707,487     3,756,367      634,378,642
0.95%                                            12,467,389    26,564,870    15,190,561    16,601,544      163,841,190
1.00%                                             1,848,929     2,698,038     2,942,253     2,684,721       38,319,515
1.05%                                             2,574,564     4,378,368     1,983,455     2,673,055      244,848,534
1.10%                                             1,687,544     2,246,275     1,800,390     1,814,957      182,361,708
1.20%                                             2,129,947     2,219,458       872,898     1,964,153       17,878,796
1.25%                                                    --            --            --            --               --
1.25%                                               672,692     1,148,736       134,044       602,876        7,801,551
1.30%                                             1,345,716       867,565       393,924     1,041,342       76,995,423
1.45%                                               374,960       581,383       169,465       637,419        7,955,605
----------------------------------------------------------------------------------------------------------------------
Total                                            41,486,407    92,895,008    54,997,404    54,339,773    1,684,962,624
----------------------------------------------------------------------------------------------------------------------





                                                    VP GS       VP PTNRS       RVS VP        RVS VP         RVS VP
                                                MID CAP VAL,   SM CAP VAL,      BAL,          CASH            DIV
SUBACCOUNT                                          CL 3          CL 3          CL 3       MGMT, CL 3     BOND, CL 3
                                                ----------------------------------------------------------------------
0.55%                                               176,010      3,209,746       733,374     2,492,444      10,140,195
0.75%                                             5,203,143    149,190,690    74,528,943   197,288,405     638,983,649
0.85%                                               738,394    373,857,065     9,917,973    56,313,065     972,288,759
0.95%                                             3,164,803     81,110,821    55,352,997   140,418,547     447,493,206
1.00%                                               521,944     20,098,543     8,437,840    23,076,205      89,692,464
1.05%                                               791,548    145,259,580     7,468,003    40,033,534     442,738,147
1.10%                                               179,448    107,086,699     4,083,680    19,629,534     328,316,147
1.20%                                               388,998      9,298,435     6,111,275    14,860,609      58,421,023
1.25%                                                    --             --       873,766     7,804,680      21,366,439
1.25%                                                31,910      4,673,647    50,261,057    26,428,983      62,550,710
1.30%                                               158,134     44,669,153     2,916,631    14,791,522     167,503,248
1.45%                                               151,418      4,518,420       906,773    11,290,614      31,929,277
----------------------------------------------------------------------------------------------------------------------
Total                                            11,505,750    942,972,799   221,592,312   554,428,142   3,271,423,264
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                                                                                                  RVS VP
                                                    RVS VP         RVS VP         RVS VP          GLOBAL         RVS VP
                                                    DIV EQ           DYN          GLOBAL         INFLATION      HI YIELD
SUBACCOUNT                                         INC, CL 3      EQ, CL 3      BOND, CL 3    PROT SEC, CL 3   BOND, CL 3
                                                --------------------------------------------------------------------------
0.55%                                                7,610,353       876,966       3,215,336       5,705,371       639,402
0.75%                                              508,060,830   257,536,571     195,536,059     302,523,880   137,349,865
0.85%                                              784,643,876     1,264,377     313,653,207     489,118,471    18,657,688
0.95%                                              307,580,757   147,939,139     137,253,221     192,220,015   111,733,551
1.00%                                               59,080,334    16,369,565      24,423,423      40,367,030    10,599,949
1.05%                                              313,086,051     1,184,507     143,161,006     214,008,464    12,920,596
1.10%                                              227,241,683       375,137     103,932,819     157,674,662     5,553,117
1.20%                                               30,183,128     6,294,550      16,121,044      25,535,690     9,679,710
1.25%                                               11,781,050       159,580       7,312,015              --       731,593
1.25%                                               77,782,461   134,225,028      18,435,781       9,807,546    34,092,438
1.30%                                               98,889,720       304,012      53,805,149      79,689,516     4,226,895
1.45%                                               12,785,428        89,030       9,992,991      13,552,818     1,815,528
--------------------------------------------------------------------------------------------------------------------------
Total                                            2,438,725,671   566,618,462   1,026,842,051   1,530,203,463   348,000,332
--------------------------------------------------------------------------------------------------------------------------





                                                                                                             RVS VP
                                                    RVS VP         RVS VP        RVS VP        RVS VP         SHORT
                                                      INC          MID CAP       MID CAP      S&P 500,    DURATION, CL
SUBACCOUNT                                         OPP, CL 3      GRO, CL 3     VAL, CL 3       CL 3            3
                                                ----------------------------------------------------------------------
0.55%                                                5,110,792       363,189     1,292,363       741,071       825,170
0.75%                                              229,076,212    40,215,440    57,404,556    91,207,834   109,059,311
0.85%                                              425,766,932     3,391,981    66,735,435     5,694,265    19,314,203
0.95%                                              141,698,327    26,342,689    32,037,288    65,625,683    88,306,265
1.00%                                               29,265,989     2,136,864     6,369,722     6,574,786    11,597,478
1.05%                                              180,300,681     2,465,988    26,537,526     3,970,908    14,488,042
1.10%                                              132,844,413       898,777    16,209,308     1,603,426     6,712,259
1.20%                                               17,729,807     1,372,379     2,952,352     4,567,728    11,134,751
1.25%                                                       --        95,098            --            --            --
1.25%                                                7,104,127    36,757,118       950,829       294,017     2,470,330
1.30%                                               62,855,507       529,254     6,757,715       911,239     6,518,697
1.45%                                                8,735,002       178,235       929,326       727,508     4,922,222
----------------------------------------------------------------------------------------------------------------------
Total                                            1,240,487,789   114,747,012   218,176,420   181,918,465   275,348,728
----------------------------------------------------------------------------------------------------------------------





                                                     SEL         SEL VP        SEL VP        THDL VP       THDL VP
                                                     VP          LG CAP        SM CAP         EMER          INTL
SUBACCOUNT                                        GRO, CL 3     VAL, CL 3     VAL, CL 3    MKTS, CL 3     OPP, CL 3
                                                --------------------------------------------------------------------
0.55%                                              2,259,591      195,124        57,331      1,522,018       909,968
0.75%                                            147,034,146    6,269,124    21,859,415     80,593,030    48,442,441
0.85%                                              4,122,606      914,597     1,459,321     96,670,337     4,460,139
0.95%                                             90,929,603    3,736,386    15,188,831     47,288,642    35,420,684
1.00%                                              9,724,799      519,515     1,760,296      7,244,922     3,118,212
1.05%                                              2,841,421      752,795     1,106,529     37,952,034     3,620,390
1.10%                                              1,096,394      285,530       361,864     25,932,105     1,873,230
1.20%                                              4,530,028      428,796       970,791      3,600,384     1,829,423
1.25%                                                     --           --            --      1,478,151       271,477
1.25%                                                254,921       53,464        82,776     47,141,875    51,868,790
1.30%                                                473,479      274,222       284,978     10,719,291     1,357,861
1.45%                                                245,080       17,352        90,071      1,329,505       250,022
--------------------------------------------------------------------------------------------------------------------
Total                                            263,512,068   13,446,905    43,222,203    361,472,294   153,422,637
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  61

                                                                VANK UIF
                                                  VANK LIT       GLOBAL       VANK UIF
                                                  COMSTOCK,   REAL EST, CL  MID CAP GRO,     WANGER        WANGER
SUBACCOUNT                                          CL II          II           CL II         INTL           USA
                                                --------------------------------------------------------------------
0.55%                                              2,639,435     1,793,502      355,622      2,333,608     2,350,092
0.75%                                            178,985,564    67,174,337   18,479,137    131,325,831   155,213,493
0.85%                                            201,934,070    96,053,795    5,604,152    187,502,424   153,936,359
0.95%                                             95,224,235    38,793,695   12,049,237     80,521,997   100,879,200
1.00%                                             32,587,037    10,213,505    2,147,786     14,207,751    23,568,215
1.05%                                             81,027,486    38,110,230    3,042,647     75,441,108    60,871,462
1.10%                                             59,456,888    28,363,256    1,864,932     52,683,920    42,794,767
1.20%                                             15,447,216     4,848,426    1,239,773      7,019,811    11,266,337
1.25%                                                     --            --           --             --            --
1.25%                                              3,239,846     1,305,869      205,525      2,663,815     2,462,662
1.30%                                             26,276,632    11,746,094    1,329,453     22,621,857    18,457,683
1.45%                                              3,609,974     1,187,505      214,806      2,621,769     2,189,329
--------------------------------------------------------------------------------------------------------------------
Total                                            700,428,383   299,590,214   46,533,070    578,943,891   573,989,599
--------------------------------------------------------------------------------------------------------------------





                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                         VT INDEX         VT            VT            VT
SUBACCOUNT                                              ASSET ALLOC    INTL CORE        OPP       SM CAP GRO
                                                       ------------------------------------------------------
0.55%                                                        3,935         1,175       298,232       224,778
0.75%                                                   19,120,427     4,273,350    19,019,417    31,042,192
0.85%                                                           --            --     2,178,051     7,415,592
0.95%                                                   15,302,767     3,262,727    11,212,013    20,853,250
1.00%                                                    2,083,438       374,821     2,701,396     2,879,427
1.05%                                                           --            --     1,197,008     4,668,946
1.10%                                                           --            --       701,190     1,953,089
1.20%                                                    1,011,782       147,084     1,067,407     1,387,640
1.25%                                                           --            --            --            --
1.25%                                                           --            --        60,767       259,851
1.30%                                                           --            --       325,213     1,279,164
1.45%                                                           --            --        55,007       376,664
-------------------------------------------------------------------------------------------------------------
Total                                                   37,522,349     8,059,157    38,815,701    72,340,593
-------------------------------------------------------------------------------------------------------------




The following is a summary of net assets at Dec. 31, 2009:

                                                                                                           INVESCO
                                                   INVESCO       INVESCO       INVESCO       INVESCO      VI GLOBAL
                                                VI CAP APPR,   VI CAP DEV,     VI DYN,    VI FIN SERV,      HLTH,
SUBACCOUNT                                         SER II        SER II         SER I         SER I        SER II
                                                --------------------------------------------------------------------
0.55%                                           $    389,513   $    65,258   $    3,230    $   334,390   $   411,052
0.75%                                             57,594,432    15,741,951    3,871,259      8,062,476     8,195,118
0.85%                                              2,545,579     2,167,934           --             --     3,487,195
0.95%                                             27,756,947     9,040,828    2,098,671      4,567,055     5,445,285
1.00%                                              9,553,711     1,938,884      276,080      1,215,458       959,385
1.05%                                              1,434,384     1,437,916           --             --     2,485,486
1.10%                                                409,866     1,040,592           --             --       978,930
1.20%                                              4,036,402     1,200,600      158,007        557,879       585,213
1.25%                                                     --            --           --             --            --
1.25%                                                 55,476        94,613           --             --        44,664
1.30%                                                269,941       586,668           --             --       614,214
1.45%                                                114,605        68,578           --             --       174,003
--------------------------------------------------------------------------------------------------------------------
Total                                           $104,160,856   $33,383,822   $6,407,247    $14,737,258   $23,380,545
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                                                                               AB VPS
                                                   INVESCO       INVESCO       GLOBAL        AB VPS        AB VPS
                                                VI INTL GRO,    VI TECH,      THEMATIC     GRO & INC,     INTL VAL,
SUBACCOUNT                                         SER II         SER I       GRO, CL B       CL B          CL B
                                                --------------------------------------------------------------------
0.55%                                           $  3,332,872   $   307,087   $    74,640  $    374,810  $  3,266,303
0.75%                                            159,899,993    15,962,289     5,705,216    65,247,636   246,344,713
0.85%                                            263,562,876            --     3,596,314     5,269,947   104,393,325
0.95%                                             94,745,138     8,268,359     3,926,582    39,193,617   149,850,214
1.00%                                             18,086,659     2,479,808       647,684     7,818,819    33,187,081
1.05%                                            104,188,186            --     1,541,323     3,114,694    43,961,899
1.10%                                             75,928,802            --     1,136,841     1,731,134    32,013,980
1.20%                                              8,644,490     1,205,798       577,700     4,252,843    16,401,401
1.25%                                                     --            --            --            --            --
1.25%                                              3,526,654            --        89,901       185,410     2,047,452
1.30%                                             32,454,819            --       447,119       617,696    14,084,195
1.45%                                              3,600,441            --       228,299       177,880     2,118,638
--------------------------------------------------------------------------------------------------------------------
Total                                           $767,970,930   $28,223,341   $17,971,619  $127,984,486  $647,669,201
--------------------------------------------------------------------------------------------------------------------





                                                    AC VP         AC VP         AC VP         AC VP        CALVERT
                                                    INTL,     MID CAP VAL,     ULTRA,         VAL,           VS
SUBACCOUNT                                          CL II         CL II         CL II         CL II      SOCIAL BAL
                                                --------------------------------------------------------------------
0.55%                                            $   326,144  $  1,128,907   $    84,218  $    614,476   $     9,919
0.75%                                             32,426,048    41,873,949    10,883,182    93,632,542    15,435,767
0.85%                                                     --    77,276,804     3,237,151    11,572,827            --
0.95%                                             18,835,337    22,021,817     6,355,406    61,947,906     9,378,308
1.00%                                              5,272,991     4,623,309     1,654,631    13,901,257     1,837,530
1.05%                                                     --    27,407,851     1,788,468     8,411,064            --
1.10%                                                     --    18,643,326       782,893     3,978,063            --
1.20%                                              2,749,232     2,172,442       992,778     7,613,345       910,022
1.25%                                                     --            --            --            --            --
1.25%                                                     --       899,312        90,948       698,423            --
1.30%                                                     --     6,640,799       456,026     2,927,008            --
1.45%                                                     --       771,538        44,204       811,632            --
--------------------------------------------------------------------------------------------------------------------
Total                                            $59,609,752  $203,460,054   $26,369,905  $206,108,543   $27,571,546
--------------------------------------------------------------------------------------------------------------------





                                                                                                EV VT
                                                      COL        COL MARSICO       CS         FLOATING-       EG VA
                                                 MARSICO GRO,     INTL OPP,     COMMODITY       RATE       FUNDAMENTAL
SUBACCOUNT                                          VS CL A        VS CL B       RETURN          INC      LG CAP, CL 2
                                                ----------------------------------------------------------------------
0.55%                                           $    6,917,782   $   724,360   $   537,751  $  3,022,354   $        80
0.75%                                              340,709,837    29,141,155    35,082,213   174,690,097    14,121,699
0.85%                                              602,448,850    10,406,971     8,078,561   279,252,035     4,067,901
0.95%                                              191,660,252    18,427,039    23,356,845   113,366,916     9,774,672
1.00%                                               42,131,713     3,533,048     5,756,636    22,386,548       948,269
1.05%                                              239,020,777     6,782,264     5,744,620   125,596,443     3,286,063
1.10%                                              176,671,833     4,406,150     4,325,728    91,085,739     1,570,944
1.20%                                               19,513,366     1,921,885     2,572,285    13,547,893       936,667
1.25%                                                       --            --            --            --            --
1.25%                                                8,441,275       514,195       698,613     5,637,492       177,521
1.30%                                               77,028,138     2,371,744     2,104,314    46,705,571     1,303,148
1.45%                                                9,185,909       652,741       989,650     9,167,906       499,500
----------------------------------------------------------------------------------------------------------------------
Total                                           $1,713,729,732   $78,881,552   $89,247,216  $884,458,994   $36,686,464
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  63

                                                    EG VA        FID VIP       FID VIP        FID VIP        FID VIP
                                                  INTL EQ,     CONTRAFUND,   GRO & INC,      MID CAP,       OVERSEAS,
SUBACCOUNT                                          CL 2        SERV CL 2     SERV CL 2      SERV CL 2      SERV CL 2
                                                ----------------------------------------------------------------------
0.55%                                           $  2,950,441  $  4,046,495  $    834,885  $    5,451,411  $    754,049
0.75%                                            137,945,116   248,408,181    94,516,106     368,277,592    57,714,987
0.85%                                            264,515,781   175,505,474            --     206,997,051    10,257,223
0.95%                                             83,919,475   153,424,903    57,857,278     205,756,629    39,281,094
1.00%                                             18,519,196    29,925,564    11,417,563      53,138,294     7,354,508
1.05%                                            107,897,916    77,695,215            --      82,195,623     5,168,879
1.10%                                             80,581,691    53,616,592            --      56,773,192     1,846,857
1.20%                                              9,644,479    14,433,588     6,377,267      26,007,507     4,471,801
1.25%                                                     --            --            --              --            --
1.25%                                              4,091,457     4,294,457            --       3,712,726       414,945
1.30%                                             37,279,570    25,195,594            --      24,148,891     1,435,185
1.45%                                              4,956,413     4,635,442            --       3,871,676       626,497
----------------------------------------------------------------------------------------------------------------------
Total                                           $752,301,535  $791,181,505  $171,003,099  $1,036,330,592  $129,326,025
----------------------------------------------------------------------------------------------------------------------





                                                FTVIPT FRANK                   FTVIPT
                                                 GLOBAL REAL  FTVIPT FRANK     MUTUAL        GS VIT        GS VIT
                                                    EST,       SM CAP VAL,     SHARES     MID CAP VAL,  STRUCTD U.S.
SUBACCOUNT                                          CL 2          CL 2        SEC, CL 2       INST        EQ, INST
                                                --------------------------------------------------------------------
0.55%                                           $    408,855  $    727,130  $    648,131  $  2,124,567  $    734,805
0.75%                                             87,075,858    85,213,359    70,120,312   176,438,422    92,499,495
0.85%                                              8,667,350    12,332,715    15,844,483            --     5,981,269
0.95%                                             52,295,409    57,069,467    47,029,044   114,888,347    59,192,145
1.00%                                              8,928,985    10,834,163    13,724,983    20,981,173    11,110,548
1.05%                                              3,599,982     5,912,233    11,272,225            --     3,138,508
1.10%                                              2,375,672     3,504,347     6,661,782            --     1,117,062
1.20%                                              5,109,745     5,121,870     7,080,544    12,303,764     5,457,363
1.25%                                                     --            --            --            --            --
1.25%                                                377,031       291,290       847,748            --       226,725
1.30%                                              1,637,988     1,624,126     4,565,903            --       567,636
1.45%                                                369,976       633,151     1,204,117            --       181,606
--------------------------------------------------------------------------------------------------------------------
Total                                           $170,846,851  $183,263,851  $178,999,272  $326,736,273  $180,207,162
--------------------------------------------------------------------------------------------------------------------





                                                                                                 MFS
                                                 JANUS ASPEN    JANUS ASPEN    JANUS ASPEN     INV GRO         MFS
                                                   GLOBAL         JANUS,        OVERSEAS,      STOCK,       NEW DIS,
SUBACCOUNT                                       TECH, SERV        SERV           SERV         SERV CL       SERV CL
                                                ----------------------------------------------------------------------
0.55%                                            $    18,685  $    5,907,254  $    579,465   $   276,526   $   189,514
0.75%                                             12,536,869     260,605,734    88,782,858    45,112,835    28,318,396
0.85%                                                     --     545,041,457            --     2,760,542            --
0.95%                                              8,639,762     143,207,677    65,962,950    29,082,579    19,651,184
1.00%                                                431,701      32,713,446     3,163,273     4,345,275     2,472,690
1.05%                                                     --     211,953,957            --     1,709,330            --
1.10%                                                     --     157,718,686            --     1,353,050            --
1.20%                                                197,247      15,569,517     1,972,479     2,176,797     1,732,925
1.25%                                                     --              --            --            --            --
1.25%                                                     --       7,046,325            --       350,700            --
1.30%                                                     --      67,412,564            --       716,641            --
1.45%                                                     --       7,551,544            --       227,792            --
----------------------------------------------------------------------------------------------------------------------
Total                                            $21,824,264  $1,454,728,161  $160,461,025   $88,112,067   $52,364,709
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                                                                                              OPPEN          OPPEN
                                                     MFS         NB AMT         OPPEN        MAIN ST        GLOBAL
                                                 UTILITIES,       INTL,      GLOBAL SEC      SM CAP        STRATEGIC
SUBACCOUNT                                         SERV CL        CL S        VA, SERV      VA, SERV     INC VA, SERV
                                                ----------------------------------------------------------------------
0.55%                                           $  1,047,067  $  1,313,592  $    806,427   $   848,166  $   11,234,129
0.75%                                            103,535,495    57,488,504    41,512,486    27,660,135     651,508,634
0.85%                                             22,843,436   117,217,800     7,936,356     7,213,221     674,863,174
0.95%                                             64,845,537    30,551,465    27,709,839    18,125,139     435,661,083
1.00%                                             11,287,743     7,144,435     8,315,605     6,521,273      87,391,904
1.05%                                             13,194,713    44,235,555     5,450,091     4,829,069     313,713,330
1.10%                                              6,024,808    32,595,315     2,646,220     3,227,244     217,685,490
1.20%                                              7,401,361     3,052,254     4,366,836     2,856,123      55,844,395
1.25%                                                     --            --            --            --              --
1.25%                                                627,356     1,361,984       623,898       335,403      15,274,605
1.30%                                              5,022,594    13,210,354     1,727,652     1,673,173     120,053,324
1.45%                                              1,113,292     1,333,850       720,258       234,294      22,918,474
----------------------------------------------------------------------------------------------------------------------
Total                                           $236,943,402  $309,505,108  $101,815,668   $73,523,240  $2,606,148,542
----------------------------------------------------------------------------------------------------------------------





                                                                   PUT VT
                                                     PIMCO       GLOBAL HLTH     PUT VT        PUT VT         DISC
                                                VIT ALL ASSET,      CARE,       INTL EQ,       VISTA,     ASSET ALLOC,
SUBACCOUNT                                        ADVISOR CL        CL IB         CL IB         CL IB         AGGR
                                                ----------------------------------------------------------------------
0.55%                                           $    3,893,556   $    31,071   $    69,776   $   124,199   $   796,941
0.75%                                              246,484,304    14,389,715    19,762,926    17,687,172    10,169,088
0.85%                                              404,638,169            --            --            --     1,523,758
0.95%                                              142,922,147     8,173,629    12,486,089    12,437,387     4,898,939
1.00%                                               29,453,750     2,435,968     2,363,230       516,543       778,816
1.05%                                              164,099,356            --            --            --       783,874
1.10%                                              121,107,838            --            --            --       454,542
1.20%                                               17,357,801     1,060,322     1,337,298       182,310       288,881
1.25%                                                       --            --            --            --            --
1.25%                                                6,464,743            --            --            --        77,588
1.30%                                               55,333,140            --            --            --       280,354
1.45%                                                8,021,245            --            --            --        11,670
----------------------------------------------------------------------------------------------------------------------
Total                                           $1,199,776,049   $26,090,705   $36,019,319   $30,947,611   $20,064,451
----------------------------------------------------------------------------------------------------------------------





                                                    DISC          DISC          DISC          DISC         VP DAVIS
                                                ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,  ASSET ALLOC,    NY VENTURE,
SUBACCOUNT                                         CONSERV         MOD        MOD AGGR     MOD CONSERV       CL 3
                                                ----------------------------------------------------------------------
0.55%                                            $    48,842   $    36,828   $    73,979   $     3,207  $    6,352,792
0.75%                                             15,634,819    41,217,835    24,771,950    21,172,489     269,751,280
0.85%                                              2,241,377     6,353,933     3,338,476     3,519,461     578,794,694
0.95%                                             12,229,798    24,127,739    13,936,209    15,542,911     144,610,868
1.00%                                              1,795,564     2,444,784     2,613,428     2,509,085      33,741,751
1.05%                                              2,565,996     4,146,853     1,844,114     2,496,160     221,836,161
1.10%                                              1,636,114     2,032,010     1,596,566     1,693,428     164,930,039
1.20%                                              2,061,599     2,004,473       772,755     1,829,568      15,627,995
1.25%                                                     --            --            --            --              --
1.25%                                                650,579     1,036,602       118,572       561,089       7,018,593
1.30%                                              1,300,370       782,303       348,186       968,368      69,147,290
1.45%                                                361,418       522,843       215,347       591,256       7,107,191
----------------------------------------------------------------------------------------------------------------------
Total                                            $40,526,476   $84,706,203   $49,629,582   $50,887,022  $1,518,918,654
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  65

                                                    VP GS        VP PTNRS        RVS VP        RVS VP         RVS VP
                                                MID CAP VAL,    SM CAP VAL,       BAL,          CASH            DIV
SUBACCOUNT                                          CL 3           CL 3           CL 3       MGMT, CL 3     BOND, CL 3
                                                ------------------------------------------------------------------------
0.55%                                            $   205,767  $    5,397,169  $  1,046,102  $  3,090,794  $   15,321,115
0.75%                                              6,010,946     247,611,124    79,853,545   239,875,759     947,184,950
0.85%                                                728,610     364,102,846     9,663,985    60,078,305   1,123,097,945
0.95%                                              3,620,210     132,471,495    58,468,726   167,240,787     650,058,363
1.00%                                                594,001      30,940,308     9,872,095    25,092,723     114,009,524
1.05%                                                775,612     140,485,943     7,315,582    42,414,122     507,910,704
1.10%                                                175,529     103,376,165     3,944,224    20,761,648     375,941,327
1.20%                                                437,441      14,105,870     6,989,825    15,904,916      73,150,883
1.25%                                                     --              --       839,571     8,211,572      24,335,321
1.25%                                                 31,046       4,488,037    82,384,836    34,737,555     100,722,220
1.30%                                                153,590      42,818,228     2,797,167    15,533,927     190,444,555
1.45%                                                146,303       4,308,508       865,208    11,796,137      36,123,301
------------------------------------------------------------------------------------------------------------------------
Total                                            $12,879,055  $1,090,105,693  $264,040,866  $644,738,245  $4,158,300,208
------------------------------------------------------------------------------------------------------------------------





                                                                                                  RVS VP
                                                    RVS VP         RVS VP         RVS VP          GLOBAL         RVS VP
                                                    DIV EQ           DYN          GLOBAL         INFLATION      HI YIELD
SUBACCOUNT                                         INC, CL 3      EQ, CL 3      BOND, CL 3    PROT SEC, CL 3   BOND, CL 3
                                                --------------------------------------------------------------------------
0.55%                                           $   11,349,379  $    618,249  $    5,516,363  $    6,843,687  $  1,027,609
0.75%                                              738,847,322   178,573,317     328,904,191     359,939,924   216,864,629
0.85%                                              707,466,868     1,050,827     384,483,622     568,729,455    22,988,743
0.95%                                              438,796,210   100,842,574     226,307,807     226,216,418   172,921,887
1.00%                                               85,363,917    14,093,661      39,133,013      47,380,637    17,438,364
1.05%                                              280,369,015       977,558     174,302,607     247,094,842    15,807,970
1.10%                                              203,099,762       309,044     126,275,365     181,730,209     6,795,125
1.20%                                               42,679,949     5,798,932      25,432,627      29,657,028    15,887,071
1.25%                                               10,473,668       130,774       8,837,338              --       888,763
1.25%                                              108,756,793   149,510,722      32,892,170      11,244,325    59,754,976
1.30%                                               87,760,145       248,691      64,915,597      91,203,767     5,126,102
1.45%                                               11,286,784        72,445      11,992,782      15,429,005     2,190,151
--------------------------------------------------------------------------------------------------------------------------
Total                                           $2,726,249,812  $452,226,794  $1,428,993,482  $1,785,469,297  $537,691,390
--------------------------------------------------------------------------------------------------------------------------





                                                                                                             RVS VP
                                                    RVS VP         RVS VP        RVS VP        RVS VP         SHORT
                                                      INC          MID CAP       MID CAP      S&P 500,    DURATION, CL
SUBACCOUNT                                         OPP, CL 3      GRO, CL 3     VAL, CL 3       CL 3            3
                                                ----------------------------------------------------------------------
0.55%                                           $    6,846,588  $    457,688  $  1,488,057  $    611,644  $  1,123,160
0.75%                                              303,783,963    49,177,139    65,257,942    74,599,271   145,214,173
0.85%                                              526,507,191     3,566,947    60,712,040     5,282,215    21,019,585
0.95%                                              185,893,699    31,636,881    36,090,199    52,709,719   115,099,433
1.00%                                               38,283,738     2,641,139     7,167,567     6,902,254    13,155,820
1.05%                                              221,437,744     2,575,011    23,986,179     3,694,607    15,721,663
1.10%                                              162,845,265       949,267    14,616,838     1,474,384     7,241,001
1.20%                                               22,953,696     1,685,421     3,285,499     4,720,330    12,444,973
1.25%                                                       --        98,605            --            --            --
1.25%                                                8,662,713    35,199,469       852,789       268,939     2,650,936
1.30%                                               76,513,864       547,829     6,050,857       832,027     6,982,972
1.45%                                               10,633,899       183,516       827,735       660,760     5,244,920
----------------------------------------------------------------------------------------------------------------------
Total                                           $1,564,362,360  $128,718,912  $220,335,702  $151,756,150  $345,898,636
----------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                                                     SEL         SEL VP        SEL VP        THDL VP       THDL VP
                                                     VP          LG CAP        SM CAP         EMER          INTL
SUBACCOUNT                                        GRO, CL 3     VAL, CL 3     VAL, CL 3    MKTS, CL 3     OPP, CL 3
                                                --------------------------------------------------------------------
0.55%                                           $  1,283,435   $   197,249   $    82,834  $  3,514,036  $    874,134
0.75%                                             83,149,307     6,262,406    31,185,360   179,952,004    45,634,644
0.85%                                              3,588,915       788,841     1,284,638   140,957,070     4,382,774
0.95%                                             50,247,365     3,697,732    21,170,685   103,682,617    32,830,285
1.00%                                              8,668,468       511,256     2,359,227    21,172,177     4,512,154
1.05%                                              2,456,277       646,671       967,250    54,958,804     3,531,705
1.10%                                                958,229       244,111       315,762    37,481,557     1,824,195
1.20%                                              3,982,222       416,963     1,280,720    10,349,764     2,605,687
1.25%                                                     --            --            --     2,125,142       262,974
1.25%                                                218,824        45,469        71,849    85,684,688    65,366,097
1.30%                                                405,716       232,809       246,926    15,384,704     1,313,018
1.45%                                                208,896        14,652        77,636     1,897,990       240,484
--------------------------------------------------------------------------------------------------------------------
Total                                           $155,167,654   $13,058,159   $59,042,887  $657,160,553  $163,378,151
--------------------------------------------------------------------------------------------------------------------





                                                                VANK UIF
                                                  VANK LIT       GLOBAL       VANK UIF
                                                  COMSTOCK,   REAL EST, CL  MID CAP GRO,     WANGER        WANGER
SUBACCOUNT                                          CL II          II           CL II         INTL           USA
                                                --------------------------------------------------------------------
0.55%                                           $  2,880,584  $  1,559,094   $   355,459  $  5,018,658  $  4,008,371
0.75%                                            193,052,965    57,974,979    18,345,374   276,863,910   259,503,914
0.85%                                            179,825,273    86,685,119     6,061,261   214,972,306   146,594,570
0.95%                                            101,552,258    33,259,033    11,868,028   166,437,513   165,330,921
1.00%                                             34,620,386     8,733,116     2,111,549    35,357,419    34,353,091
1.05%                                             71,642,155    34,180,303     3,267,704    85,894,020    57,584,688
1.10%                                             52,477,931    25,371,054     1,999,307    59,870,756    40,395,092
1.20%                                             16,228,125     4,115,207     1,209,911    17,206,208    16,170,643
1.25%                                                     --            --            --            --            --
1.25%                                              2,844,442     1,161,764       219,186     3,011,182     2,312,340
1.30%                                             23,029,532    10,433,059     1,415,403    25,526,749    17,300,748
1.45%                                              3,147,129     1,049,186       263,899     2,942,815     2,041,256
--------------------------------------------------------------------------------------------------------------------
Total                                           $681,300,780  $264,521,914   $47,117,081  $893,101,536  $745,595,634
--------------------------------------------------------------------------------------------------------------------





                                                          WF ADV        WF ADV        WF ADV        WF ADV
                                                         VT INDEX         VT            VT            VT
SUBACCOUNT                                              ASSET ALLOC    INTL CORE        OPP       SM CAP GRO
                                                       ------------------------------------------------------
0.55%                                                   $     4,406   $    1,071    $   381,077   $   269,007
0.75%                                                    21,162,700    3,830,608     23,906,360    36,509,350
0.85%                                                            --           --      2,234,843     8,424,618
0.95%                                                    16,647,017    2,883,081     13,861,774    24,161,488
1.00%                                                     2,374,686      386,916      3,475,279     3,845,405
1.05%                                                            --           --      1,219,495     5,266,563
1.10%                                                            --           --        713,156     2,199,391
1.20%                                                     1,135,167      149,437      1,351,554     1,824,075
1.25%                                                            --           --             --            --
1.25%                                                            --           --         61,476       291,072
1.30%                                                            --           --        328,439     1,430,088
1.45%                                                            --           --         55,259       418,947
-------------------------------------------------------------------------------------------------------------
Total                                                   $41,323,976   $7,251,113    $47,588,712   $84,640,004
-------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  67

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense.

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
INVESCO VI CAP APPR, SER II
2009         122,706   $0.86  to  $0.80    $104,161         0.28%    0.55%   to  1.45%    20.06%    to   18.98%
2008         139,781   $0.72  to  $0.68     $99,172            --    0.55%   to  1.45%   (42.94%)   to  (43.45%)
2007         165,546   $1.26  to  $1.19    $206,589            --    0.55%   to  1.45%    11.12%    to   10.12%
2006         198,366   $1.14  to  $1.08    $223,712            --    0.55%   to  1.45%     5.48%    to    8.06%(7)
2005         236,683   $1.08  to  $1.12    $254,026            --    0.55%   to  1.20%     7.98%    to    7.29%
--------------------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER II
2009          29,644   $1.21  to  $0.87     $33,384            --    0.55%   to  1.45%    41.21%    to   39.95%
2008          36,124   $0.86  to  $0.62     $29,143            --    0.55%   to  1.45%   (47.42%)   to  (47.89%)
2007          49,607   $1.63  to  $1.20     $76,866            --    0.55%   to  1.45%     9.94%    to    8.95%
2006          48,026   $1.48  to  $1.10     $69,832            --    0.55%   to  1.45%    15.62%    to    9.49%(7)
2005          42,661   $1.28  to  $1.32     $54,342            --    0.55%   to  1.20%     8.67%    to    7.97%
--------------------------------------------------------------------------------------------------------------------
INVESCO VI DYN, SER I
2009           6,236   $1.04  to  $1.09      $6,407            --    0.55%   to  1.20%    41.66%    to   40.74%
2008           7,742   $0.74  to  $0.77      $5,632            --    0.55%   to  1.20%   (48.36%)   to  (48.70%)
2007          10,864   $1.43  to  $1.51     $15,341            --    0.55%   to  1.20%    11.57%    to   10.84%
2006          12,477   $1.28  to  $1.36     $15,850            --    0.55%   to  1.20%    15.48%    to   14.73%
2005          14,869   $1.11  to  $1.19     $16,410            --    0.55%   to  1.20%    10.12%    to    9.40%
--------------------------------------------------------------------------------------------------------------------
INVESCO VI FIN SERV, SER I
2009          27,205   $0.55  to  $0.56     $14,737         3.47%    0.55%   to  1.20%    26.73%    to   25.91%
2008          25,119   $0.44  to  $0.44     $10,755         3.06%    0.55%   to  1.20%   (59.67%)   to  (59.93%)
2007          16,657   $1.08  to  $1.10     $17,731         1.48%    0.55%   to  1.20%   (22.65%)   to  (23.15%)
2006          21,798   $1.39  to  $1.43     $30,102         1.72%    0.55%   to  1.20%    15.81%    to   15.06%
2005          19,311   $1.20  to  $1.25     $23,108         1.42%    0.55%   to  1.20%     5.33%    to    4.65%
--------------------------------------------------------------------------------------------------------------------
INVESCO VI GLOBAL HLTH, SER II
2009          22,760   $1.02  to  $1.05     $23,381         0.13%    0.55%   to  1.45%    26.69%    to   25.56%
2008          21,604   $0.81  to  $0.83     $17,564            --    0.55%   to  1.45%   (29.17%)   to  (29.81%)
2007          16,065   $1.14  to  $1.19     $18,500            --    0.55%   to  1.45%    10.90%    to    9.90%
2006          87,789   $1.03  to  $1.08     $91,682            --    0.55%   to  1.45%     3.11%(6) to    8.12%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
INVESCO VI INTL GRO, SER II
2009         668,344   $1.25  to  $1.08    $767,971         1.54%    0.55%   to  1.45%    34.17%    to   32.97%
2008         537,767   $0.93  to  $0.81    $461,509         0.72%    0.55%   to  1.45%   (40.87%)   to  (41.40%)
2007         234,064   $1.58  to  $1.39    $342,381         0.86%    0.55%   to  1.45%    13.82%    to   12.79%
2006           5,226   $1.39  to  $1.23      $7,023         1.97%    0.55%   to  1.45%    27.18%    to   22.52%(7)
2005             247   $1.09  to  $1.09        $269         4.53%    0.55%   to  1.20%     8.28%(5) to    8.17%(5)
--------------------------------------------------------------------------------------------------------------------
INVESCO VI TECH, SER I
2009          37,973   $0.75  to  $0.83     $28,223            --    0.55%   to  1.20%    56.53%    to   55.52%
2008          32,201   $0.48  to  $0.53     $15,360            --    0.55%   to  1.20%   (44.81%)   to  (45.17%)
2007          36,520   $0.86  to  $0.98     $31,644            --    0.55%   to  1.20%     7.11%    to    6.41%
2006          43,391   $0.81  to  $0.92     $35,223            --    0.55%   to  1.20%     9.88%    to    9.17%
2005          54,315   $0.73  to  $0.84     $40,261            --    0.55%   to  1.20%     1.61%    to    0.96%
--------------------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GRO, CL B
2009          16,689   $1.08  to  $1.06     $17,972            --    0.55%   to  1.45%    52.30%    to   50.94%
2008          10,970   $0.71  to  $0.70      $7,758            --    0.55%   to  1.45%   (47.75%)   to  (48.22%)
2007          10,650   $1.36  to  $1.36     $14,458            --    0.55%   to  1.45%    19.23%    to   18.16%
2006          33,897   $1.14  to  $1.15     $38,748            --    0.55%   to  1.45%     7.79%    to   14.78%(7)
2005           3,446   $1.06  to  $1.06      $3,648            --    0.55%   to  1.20%     5.87%(5) to    5.76%(5)
--------------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2009         135,762   $0.97  to  $0.84    $127,984         3.51%    0.55%   to  1.45%    19.69%    to   18.62%
2008         166,185   $0.81  to  $0.71    $131,669         1.86%    0.55%   to  1.45%   (41.02%)   to  (41.55%)
2007         229,216   $1.37  to  $1.21    $309,274         1.21%    0.55%   to  1.45%     4.28%    to    3.34%
2006         255,691   $1.31  to  $1.17    $333,791         1.18%    0.55%   to  1.45%    16.34%    to   16.48%(7)
2005         277,477   $1.13  to  $1.20    $312,799         1.25%    0.55%   to  1.20%     4.02%    to    3.35%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2009         524,100   $1.66  to  $0.79    $647,669         0.86%    0.55%   to  1.45%    33.62%    to   32.42%
2008         949,299   $1.24  to  $0.59    $803,095         0.88%    0.55%   to  1.45%   (53.54%)   to  (53.96%)
2007         690,850   $2.68  to  $1.29  $1,443,988         0.99%    0.55%   to  1.45%     5.00%    to    4.05%
2006         453,282   $2.55  to  $1.24  $1,057,187         1.25%    0.55%   to  1.45%    34.38%    to   23.04%(7)
2005         292,660   $1.90  to  $1.92    $551,186         0.47%    0.55%   to  1.20%    15.88%    to   15.13%
--------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2009          48,291   $1.24  to  $1.36     $59,610         2.03%    0.55%   to  1.20%    32.90%    to   32.04%
2008          60,221   $0.93  to  $1.03     $56,142         0.69%    0.55%   to  1.20%   (45.20%)   to  (45.56%)
2007          77,918   $1.70  to  $1.90    $132,920         0.54%    0.55%   to  1.20%    17.27%    to   16.51%
2006          84,429   $1.45  to  $1.63    $123,392         1.41%    0.55%   to  1.20%    24.06%    to   23.26%
2005          82,367   $1.17  to  $1.32     $97,265         0.91%    0.55%   to  1.20%    12.49%    to   11.76%
--------------------------------------------------------------------------------------------------------------------
AC VP MID CAP VAL, CL II
2009         204,863   $0.88  to  $1.06    $203,460         3.96%    0.55%   to  1.45%    29.09%    to   27.93%
2008         242,955   $0.68  to  $0.83    $187,536         0.08%    0.55%   to  1.45%   (24.92%)   to  (25.60%)
2007         258,311   $0.90  to  $1.11    $266,954         1.22%    0.55%   to  1.45%   (10.10%)(8)to   (3.84%)
2006           2,743   $1.16  to  $1.16      $3,176         2.31%    0.85%   to  1.45%    15.32%(7) to   14.97%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
AC VP ULTRA, CL II
2009          28,448   $0.93  to  $0.94     $26,370         0.17%    0.55%   to  1.45%    33.78%    to   32.59%
2008          31,148   $0.69  to  $0.71     $21,629            --    0.55%   to  1.45%   (41.97%)   to  (42.49%)
2007          30,854   $1.20  to  $1.24     $36,976            --    0.55%   to  1.45%    20.18%    to   19.09%
2006         202,331   $1.00  to  $1.04    $203,885            --    0.55%   to  1.45%    (3.92%)   to    3.52%(7)
2005          18,578   $1.04  to  $1.04     $19,240            --    0.55%   to  1.20%     3.73%(5) to    3.62%(5)
--------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2009         169,378   $1.31  to  $0.92    $206,109         5.47%    0.55%   to  1.45%    19.07%    to   18.00%
2008         188,664   $1.10  to  $0.78    $195,491         2.48%    0.55%   to  1.45%   (27.20%)   to  (27.86%)
2007         262,020   $1.51  to  $1.08    $377,643         1.42%    0.55%   to  1.45%    (5.83%)   to   (6.68%)
2006         279,304   $1.61  to  $1.16    $437,608         1.20%    0.55%   to  1.45%    17.82%    to   15.39%(7)
2005         281,618   $1.36  to  $1.32    $378,826         0.64%    0.55%   to  1.20%     4.28%    to    3.61%
--------------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2009          28,366   $0.99  to  $1.06     $27,572         2.08%    0.55%   to  1.20%    24.60%    to   23.80%
2008          33,641   $0.79  to  $0.86     $26,299         2.23%    0.55%   to  1.20%   (31.70%)   to  (32.14%)
2007          43,038   $1.16  to  $1.26     $49,435         2.28%    0.55%   to  1.20%     2.19%    to    1.53%
2006          49,741   $1.13  to  $1.24     $56,142         2.32%    0.55%   to  1.20%     8.18%    to    7.48%
2005          48,625   $1.05  to  $1.16     $50,853         1.93%    0.55%   to  1.20%     5.07%    to    4.39%
--------------------------------------------------------------------------------------------------------------------
COL MARSICO GRO, VS CL A
2009       1,831,327   $0.91  to  $0.94  $1,713,730         0.88%    0.55%   to  1.45%    25.97%    to   24.84%
2008       1,298,131   $0.72  to  $0.75    $963,953         0.35%    0.55%   to  1.45%   (39.78%)   to  (40.32%)
2007         766,013   $1.20  to  $1.26    $944,664         0.07%    0.55%   to  1.45%    16.83%    to   15.78%
2006         317,946   $1.02  to  $1.09    $331,754            --    0.55%   to  1.45%     2.95%(6) to    8.65%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
COL MARSICO INTL OPP, VS CL B
2009          85,819   $0.89  to  $0.98     $78,882         1.87%    0.55%   to  1.45%    37.19%    to   35.96%
2008         103,623   $0.65  to  $0.72     $69,405         1.37%    0.55%   to  1.45%   (48.77%)   to  (49.23%)
2007          80,923   $1.27  to  $1.42    $105,483         0.17%    0.55%   to  1.45%    19.02%    to   17.94%
2006         153,627   $1.07  to  $1.20    $169,998         0.53%    0.55%   to  1.45%     6.74%(6) to   19.72%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
CS COMMODITY RETURN
2009         100,553   $0.89  to  $0.90     $89,247        12.32%    0.55%   to  1.45%    18.82%    to   17.75%
2008          78,360   $0.75  to  $0.77     $58,691         1.33%    0.55%   to  1.45%   (34.09%)   to  (34.69%)
2007          45,930   $1.13  to  $1.17     $52,380         4.11%    0.55%   to  1.45%    16.68%    to   15.63%
2006         139,243   $0.97  to  $1.01    $137,218         4.43%    0.55%   to  1.45%    (4.10%)(6)to    0.65%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
EV VT FLOATING-RATE INC
2009         828,278   $1.08  to  $1.05    $884,459         4.79%    0.55%   to  1.45%    43.52%    to   42.23%
2008         581,542   $0.76  to  $0.74    $434,439         5.74%    0.55%   to  1.45%   (27.54%)   to  (28.19%)
2007         469,434   $1.04  to  $1.03    $485,908         6.25%    0.55%   to  1.45%     1.08%    to    0.16%
2006         298,230   $1.03  to  $1.02    $306,684         6.14%    0.55%   to  1.45%     3.18%(6) to    2.50%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  69

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL LG CAP, CL 2
2009          34,062   $1.09  to  $1.05     $36,686         1.18%    0.55%   to  1.45%    35.00%    to   33.79%
2008          26,241   $0.81  to  $0.79     $21,028         1.24%    0.55%   to  1.45%   (33.37%)   to  (33.97%)
2007          27,463   $1.22  to  $1.19     $33,191         0.87%    0.55%   to  1.45%     7.42%    to    6.45%
2006          28,846   $1.13  to  $1.12     $32,620         0.98%    0.55%   to  1.45%    11.78%    to   11.31%(7)
2005          30,155   $1.01  to  $1.10     $30,645         0.82%    0.55%   to  1.20%     8.15%    to    7.45%
--------------------------------------------------------------------------------------------------------------------
EG VA INTL EQ, CL 2
2009         775,672   $1.23  to  $0.87    $752,302         0.46%    0.55%   to  1.45%    14.84%    to   13.81%
2008          36,966   $1.07  to  $0.76     $36,330            --    0.55%   to  1.45%   (41.92%)   to  (42.44%)
2007          46,006   $1.84  to  $1.32     $79,458         2.23%    0.55%   to  1.45%    14.09%    to   13.07%
2006          45,619   $1.62  to  $1.17     $71,677         3.71%    0.55%   to  1.45%    22.21%    to   16.75%(7)
2005          33,531   $1.32  to  $1.31     $44,080         3.25%    0.55%   to  1.20%    15.04%    to   14.30%
--------------------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2009         841,696   $0.93  to  $0.95    $791,182         0.94%    0.55%   to  1.45%    34.73%    to   33.52%
2008       1,455,857   $0.69  to  $0.71  $1,023,890         0.96%    0.55%   to  1.45%   (43.01%)   to  (43.52%)
2007       1,018,249   $1.21  to  $1.27  $1,258,736         0.89%    0.55%   to  1.45%    16.66%    to   15.61%
2006         622,501   $1.03  to  $1.09    $654,611         1.75%    0.55%   to  1.45%     3.50%(6) to    8.94%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL 2
2009         168,181   $1.04  to  $1.02    $171,003         0.83%    0.55%   to  1.20%    26.32%    to   25.50%
2008         209,939   $0.82  to  $0.81    $169,597         0.85%    0.55%   to  1.20%   (42.22%)   to  (42.59%)
2007         278,465   $1.42  to  $1.42    $390,431         1.39%    0.55%   to  1.20%    11.24%    to   10.52%
2006         329,942   $1.28  to  $1.28    $417,155         0.71%    0.55%   to  1.20%    12.24%    to   11.51%
2005         358,054   $1.14  to  $1.15    $404,610         1.30%    0.55%   to  1.20%     6.81%    to    6.12%
--------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2009         705,682   $1.99  to  $1.01  $1,036,331         0.43%    0.55%   to  1.45%    38.98%    to   37.74%
2008         913,300   $1.43  to  $0.74    $965,638         0.25%    0.55%   to  1.45%   (39.94%)   to  (40.48%)
2007         738,939   $2.39  to  $1.24  $1,459,930         0.49%    0.55%   to  1.45%    14.70%    to   13.67%
2006         624,914   $2.08  to  $1.09  $1,208,847         0.16%    0.55%   to  1.45%    11.79%    to    8.10%(7)
2005         496,239   $1.86  to  $1.76    $908,519         1.41%    0.55%   to  1.20%    17.37%    to   16.61%
--------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2009         103,180   $1.35  to  $0.92    $129,326         1.88%    0.55%   to  1.45%    25.53%    to   24.40%
2008         123,289   $1.08  to  $0.74    $125,026         2.18%    0.55%   to  1.45%   (44.27%)   to  (44.77%)
2007         146,997   $1.93  to  $1.34    $272,379         2.91%    0.55%   to  1.45%    16.41%    to   15.36%
2006         151,362   $1.66  to  $1.16    $248,078         0.65%    0.55%   to  1.45%    17.13%    to   15.34%(7)
2005         136,453   $1.42  to  $1.53    $193,596         0.49%    0.55%   to  1.20%    18.13%    to   17.37%
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2009         119,954   $1.75  to  $0.62    $170,847        12.90%    0.55%   to  1.45%    18.43%    to   17.37%
2008         143,021   $1.48  to  $0.53    $177,416         1.02%    0.55%   to  1.45%   (42.71%)   to  (43.22%)
2007         204,660   $2.58  to  $0.94    $456,336         2.45%    0.55%   to  1.45%   (21.30%)   to  (22.01%)
2006         257,421   $3.27  to  $1.20    $773,536         2.06%    0.55%   to  1.45%    19.92%    to   19.66%(7)
2005         266,642   $2.73  to  $1.97    $690,004         1.39%    0.55%   to  1.20%    12.85%    to   12.12%
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2009         108,899   $2.07  to  $0.88    $183,264         1.66%    0.55%   to  1.45%    28.45%    to   27.30%
2008         128,040   $1.61  to  $0.69    $173,195         1.15%    0.55%   to  1.45%   (33.38%)   to  (33.98%)
2007         157,429   $2.42  to  $1.05    $329,244         0.65%    0.55%   to  1.45%    (2.92%)   to   (3.79%)
2006         166,830   $2.49  to  $1.09    $380,878         0.64%    0.55%   to  1.45%    16.34%    to    7.75%(7)
2005         156,167   $2.14  to  $1.57    $316,893         0.75%    0.55%   to  1.20%     8.17%    to    7.47%
--------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2009         158,713   $1.23  to  $0.90    $178,999         1.91%    0.55%   to  1.45%    25.36%    to   24.23%
2008         186,091   $0.98  to  $0.72    $169,267         2.85%    0.55%   to  1.45%   (37.45%)   to  (38.01%)
2007         248,867   $1.57  to  $1.17    $367,471         1.44%    0.55%   to  1.45%     2.91%    to    1.98%
2006         207,209   $1.53  to  $1.15    $309,114         1.28%    0.55%   to  1.45%    17.73%    to   13.33%(7)
2005         151,140   $1.30  to  $1.34    $196,107         0.87%    0.55%   to  1.20%     9.95%    to    9.24%
--------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL, INST
2009         151,389   $2.30  to  $1.60    $326,736         1.73%    0.55%   to  1.20%    32.42%    to   31.56%
2008         191,346   $1.74  to  $1.22    $312,184         0.90%    0.55%   to  1.20%   (37.40%)   to  (37.80%)
2007         278,223   $2.78  to  $1.96    $726,483         0.70%    0.55%   to  1.20%     2.63%    to    1.97%
2006         327,755   $2.71  to  $1.92    $835,018         0.90%    0.55%   to  1.20%    15.53%    to   14.78%
2005         345,787   $2.34  to  $1.68    $765,494         0.70%    0.55%   to  1.20%    12.21%    to   11.48%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S. EQ, INST
2009         210,015   $0.87  to  $0.81    $180,207         1.98%    0.55%   to  1.45%    20.48%    to   19.40%
2008         255,182   $0.72  to  $0.68    $182,460         1.39%    0.55%   to  1.45%   (37.35%)   to  (37.91%)
2007         366,725   $1.15  to  $1.09    $420,471         0.94%    0.55%   to  1.45%    (2.17%)   to   (3.05%)
2006         445,093   $1.18  to  $1.13    $524,191         1.05%    0.55%   to  1.45%    12.27%    to   11.89%(7)
2005         467,555   $1.05  to  $1.23    $492,636         1.00%    0.55%   to  1.20%     5.93%    to    5.24%
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL TECH, SERV
2009          47,873   $0.46  to  $1.11     $21,824            --    0.55%   to  1.20%    56.04%    to   55.03%
2008          41,022   $0.29  to  $0.71     $11,998         0.09%    0.55%   to  1.20%   (44.28%)   to  (44.64%)
2007          49,169   $0.53  to  $1.29     $25,957         0.34%    0.55%   to  1.20%    21.03%    to   20.24%
2006          54,174   $0.43  to  $1.07     $23,644            --    0.55%   to  1.20%     7.24%    to    6.54%
2005          57,634   $0.41  to  $1.01     $23,479            --    0.55%   to  1.20%    10.94%    to   10.22%
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS, SERV
2009       1,711,481   $0.86  to  $0.84  $1,454,728         0.38%    0.55%   to  1.45%    35.27%    to   34.06%
2008       1,226,178   $0.63  to  $0.63    $773,445         0.64%    0.55%   to  1.45%   (40.20%)   to  (40.74%)
2007         747,893   $1.06  to  $1.06    $791,866         0.66%    0.55%   to  1.45%     6.28%(8) to    5.64%(8)
2006              --      --         --          --            --       --          --        --             --
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS, SERV
2009         110,781   $1.47  to  $2.45    $160,461         0.41%    0.55%   to  1.20%    78.09%    to   76.94%
2008         126,355   $0.82  to  $1.38    $103,231         1.14%    0.55%   to  1.20%   (52.49%)   to  (52.80%)
2007         147,130   $1.73  to  $2.93    $252,914         0.45%    0.55%   to  1.20%    27.31%    to   26.48%
2006         142,098   $1.36  to  $2.32    $192,642         1.88%    0.55%   to  1.20%    45.83%    to   44.88%
2005         134,816   $0.93  to  $1.60    $125,579         1.08%    0.55%   to  1.20%    31.22%    to   30.37%
--------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2009         125,305   $0.68  to  $1.02     $88,112         0.42%    0.55%   to  1.45%    38.33%    to   37.09%
2008         119,103   $0.49  to  $0.74     $60,178         0.30%    0.55%   to  1.45%   (37.33%)   to  (37.89%)
2007         150,560   $0.79  to  $1.20    $120,724         0.09%    0.55%   to  1.45%    10.41%    to    9.42%
2006         187,890   $0.71  to  $1.10    $136,819            --    0.55%   to  1.45%     6.72%    to    9.33%(7)
2005         216,007   $0.67  to  $1.02    $146,971         0.14%    0.55%   to  1.20%     3.66%    to    2.99%
--------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2009          53,217   $1.00  to  $1.12     $52,365            --    0.55%   to  1.20%    62.03%    to   60.98%
2008          59,531   $0.62  to  $0.70     $36,303            --    0.55%   to  1.20%   (39.85%)   to  (40.24%)
2007          80,673   $1.02  to  $1.17     $82,088            --    0.55%   to  1.20%     1.69%    to    1.02%
2006          98,386   $1.01  to  $1.16     $98,902            --    0.55%   to  1.20%    12.31%    to   11.59%
2005         122,560   $0.90  to  $1.04    $109,920            --    0.55%   to  1.20%     4.46%    to    3.78%
--------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2009         139,628   $1.86  to  $1.25    $236,943         4.76%    0.55%   to  1.45%    32.14%    to   30.96%
2008         163,177   $1.41  to  $0.95    $212,724         1.35%    0.55%   to  1.45%   (38.15%)   to  (38.71%)
2007         181,259   $2.28  to  $1.56    $389,228         0.75%    0.55%   to  1.45%    26.85%    to   25.71%
2006         142,816   $1.80  to  $1.24    $254,044         1.88%    0.55%   to  1.45%    30.25%    to   23.49%(7)
2005         103,681   $1.38  to  $1.68    $145,619         0.42%    0.55%   to  1.20%    15.93%    to   15.18%
--------------------------------------------------------------------------------------------------------------------
NB AMT INTL, CL S
2009         379,110   $0.76  to  $0.83    $309,505         3.73%    0.55%   to  1.45%    33.77%    to   32.57%
2008         358,116   $0.57  to  $0.63    $218,422            --    0.55%   to  1.45%   (46.73%)   to  (47.21%)
2007         273,245   $1.07  to  $1.19    $313,049         2.12%    0.55%   to  1.45%     2.64%    to    1.72%
2006         147,411   $1.05  to  $1.17    $160,106         2.30%    0.55%   to  1.45%     4.11%(6) to   16.75%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2009          82,309   $1.33  to  $0.98    $101,816         1.98%    0.55%   to  1.45%    38.59%    to   37.35%
2008          93,206   $0.96  to  $0.72     $84,227         1.36%    0.55%   to  1.45%   (40.66%)   to  (41.19%)
2007         117,627   $1.62  to  $1.22    $181,571         1.15%    0.55%   to  1.45%     5.50%    to    4.55%
2006         117,612   $1.53  to  $1.16    $176,344         0.72%    0.55%   to  1.45%    16.72%    to   15.87%(7)
2005          72,423   $1.31  to  $1.30     $94,587         0.57%    0.55%   to  1.20%    13.44%    to   12.70%
--------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM CAP VA, SERV
2009          67,777   $1.18  to  $0.88     $73,523         0.65%    0.55%   to  1.45%    36.13%    to   34.91%
2008          76,585   $0.87  to  $0.65     $61,768         0.29%    0.55%   to  1.45%   (38.34%)   to  (38.90%)
2007          91,911   $1.41  to  $1.07    $121,816         0.15%    0.55%   to  1.45%    (1.94%)   to   (2.82%)
2006          81,385   $1.44  to  $1.10    $113,492         0.02%    0.55%   to  1.45%    14.03%    to    8.72%(7)
2005          41,895   $1.26  to  $1.24     $52,482            --    0.55%   to  1.20%     9.11%    to    8.41%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  71

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SERV
2009       2,168,384   $1.27  to  $1.14  $2,606,149         0.23%    0.55%   to  1.45%    17.76%    to   16.70%
2008       2,013,495   $1.08  to  $0.98  $2,075,960         4.44%    0.55%   to  1.45%   (14.95%)   to  (15.72%)
2007       1,745,768   $1.27  to  $1.16  $2,131,138         2.47%    0.55%   to  1.45%     8.95%    to    7.97%
2006         820,585   $1.16  to  $1.08    $936,136         2.90%    0.55%   to  1.45%     6.65%    to    7.74%(7)
2005         306,977   $1.09  to  $1.08    $332,896         1.97%    0.55%   to  1.20%     1.92%    to    1.26%
--------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET, ADVISOR CL
2009       1,054,508   $1.13  to  $1.13  $1,199,776         6.97%    0.55%   to  1.45%    20.76%    to   19.68%
2008       1,091,785   $0.94  to  $0.94  $1,032,082         6.54%    0.55%   to  1.45%   (16.37%)   to  (17.12%)
2007         754,096   $1.12  to  $1.14    $855,250         8.20%    0.55%   to  1.45%     7.59%    to    6.62%
2006         437,682   $1.04  to  $1.07    $460,233         9.03%    0.55%   to  1.45%     4.65%(8) to    6.59%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
PUT VT GLOBAL HLTH CARE, CL IB
2009          23,153   $1.15  to  $1.13     $26,091        11.63%    0.55%   to  1.20%    25.31%    to   24.50%
2008          27,807   $0.92  to  $0.91     $25,092            --    0.55%   to  1.20%   (17.52%)   to  (18.06%)
2007          35,962   $1.11  to  $1.11     $39,464         0.83%    0.55%   to  1.20%    (1.15%)   to   (1.79%)
2006          46,519   $1.12  to  $1.13     $51,796         0.33%    0.55%   to  1.20%     2.23%    to    1.57%
2005          48,773   $1.10  to  $1.11     $53,264         0.05%    0.55%   to  1.20%    12.58%    to   11.85%
--------------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2009          29,798   $1.23  to  $1.28     $36,019            --    0.55%   to  1.20%    23.95%    to   23.15%
2008          37,947   $0.99  to  $1.04     $37,137         2.26%    0.55%   to  1.20%   (44.26%)   to  (44.62%)
2007          53,770   $1.78  to  $1.87     $94,674         2.89%    0.55%   to  1.20%     7.77%    to    7.07%
2006          62,626   $1.65  to  $1.75    $102,620         0.62%    0.55%   to  1.20%    27.02%    to   26.20%
2005          68,854   $1.30  to  $1.39     $89,094         1.45%    0.55%   to  1.20%    11.58%    to   10.86%
--------------------------------------------------------------------------------------------------------------------
PUT VT VISTA, CL IB
2009          37,963   $0.83  to  $0.98     $30,948            --    0.55%   to  1.20%    37.99%    to   37.09%
2008          46,674   $0.60  to  $0.72     $27,628            --    0.55%   to  1.20%   (45.84%)   to  (46.20%)
2007          61,545   $1.11  to  $1.33     $67,450            --    0.55%   to  1.20%     3.24%    to    2.56%
2006          79,537   $1.08  to  $1.30     $84,668            --    0.55%   to  1.20%     4.88%    to    4.20%
2005          94,134   $1.03  to  $1.24     $95,729            --    0.55%   to  1.20%    11.53%    to   10.81%
--------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, AGGR
2009          22,914   $0.87  to  $0.86     $20,064            --    0.55%   to  1.45%    23.13%    to   22.02%
2008          11,766   $0.70  to  $0.71      $8,341            --    0.55%   to  1.45%   (29.70%)(9)to  (30.12%)(9)
2007              --      --         --          --            --       --          --        --             --
2006              --      --         --          --            --       --          --        --             --
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, CONSERV
2009          41,486   $0.98  to  $0.96     $40,526            --    0.55%   to  1.45%    16.22%    to   15.18%
2008          25,426   $0.84  to  $0.84     $21,358            --    0.55%   to  1.45%   (16.24%)(9)to  (16.74%)(9)
2007              --      --         --          --            --       --          --        --             --
2006              --      --         --          --            --       --          --        --             --
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD
2009          92,895   $0.91  to  $0.90     $84,706            --    0.55%   to  1.45%    20.06%    to   18.98%
2008          49,366   $0.76  to  $0.76     $37,774            --    0.55%   to  1.45%   (24.58%)(9)to  (25.03%)(9)
2007              --      --         --          --            --       --          --        --             --
2006              --      --         --          --            --       --          --        --             --
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD AGGR
2009          54,997   $0.89  to  $0.88     $49,630            --    0.55%   to  1.45%    21.52%    to   20.44%
2008          33,063   $0.73  to  $0.73     $24,461            --    0.55%   to  1.45%   (27.03%)(9)to  (27.47%)(9)
2007              --      --         --          --            --       --          --        --             --
2006              --      --         --          --            --       --          --        --             --
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
DISC ASSET ALLOC, MOD CONSERV
2009          54,340   $0.94  to  $0.93     $50,887            --    0.55%   to  1.45%    18.27%    to   17.21%
2008          25,258   $0.79  to  $0.79     $20,078            --    0.55%   to  1.45%   (20.96%)(9)to  (21.43%)(9)
2007              --      --         --          --            --       --          --        --             --
2006              --      --         --          --            --       --          --        --             --
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
VP DAVIS NY VENTURE, CL 3
2009       1,684,963   $0.90  to  $0.89  $1,518,919            --    0.55%   to  1.45%    30.61%    to   29.44%
2008         917,373   $0.69  to  $0.69    $634,861         0.03%    0.55%   to  1.45%   (38.92%)   to  (39.47%)
2007         533,475   $1.13  to  $1.14    $606,201         1.01%    0.55%   to  1.45%     3.27%    to    2.34%
2006         338,654   $1.09  to  $1.11    $371,272         0.98%    0.55%   to  1.45%     8.85%(6) to   10.70%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
VP GS MID CAP VAL, CL 3
2009          11,506   $1.17  to  $0.97     $12,879            --    0.55%   to  1.45%    35.88%    to   34.66%
2008          13,413   $0.86  to  $0.72     $11,161            --    0.55%   to  1.45%   (37.03%)   to  (37.60%)
2007          18,855   $1.37  to  $1.15     $25,327         1.03%    0.55%   to  1.45%     5.45%    to    4.50%
2006          18,510   $1.30  to  $1.10     $27,617         2.14%    0.55%   to  1.45%    15.18%    to    9.42%(7)
2005          18,946   $1.13  to  $1.11     $24,577         0.49%    0.55%   to  1.20%    (0.05%)   to   (0.69%)
--------------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2009         942,973   $1.68  to  $0.95  $1,090,106            --    0.55%   to  1.45%    35.80%    to   34.59%
2008         856,114   $1.24  to  $0.71    $751,584         0.10%    0.55%   to  1.45%   (31.95%)   to  (32.56%)
2007         617,370   $1.82  to  $1.05    $846,375         0.89%    0.55%   to  1.45%    (5.42%)   to   (6.27%)
2006         271,781   $1.92  to  $1.12    $480,085         0.41%    0.55%   to  1.45%    19.59%    to   10.88%(7)
2005         234,333   $1.61  to  $1.49    $370,927         0.21%    0.55%   to  1.20%     5.19%    to    4.51%
--------------------------------------------------------------------------------------------------------------------
RVS VP BAL, CL 3
2009         221,592   $1.09  to  $0.95    $264,041            --    0.55%   to  1.45%    23.55%    to   22.44%
2008         189,680   $0.88  to  $0.78    $194,345         0.26%    0.55%   to  1.45%   (30.30%)   to  (30.92%)
2007         271,898   $1.26  to  $1.13    $399,988         2.84%    0.55%   to  1.45%     1.18%    to    0.27%
2006         308,699   $1.25  to  $1.13    $470,890         2.46%    0.55%   to  1.45%    13.76%    to   12.16%(7)
2005         360,863   $1.10  to  $1.66    $501,036         2.59%    0.55%   to  1.25%     3.35%    to    2.63%
--------------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT, CL 3
2009         554,428   $1.24  to  $1.04    $644,738         0.07%    0.55%   to  1.45%    (0.41%)   to   (1.28%)
2008       1,121,065   $1.25  to  $1.06  $1,315,148         2.24%    0.55%   to  1.45%     1.71%    to    0.81%
2007         868,750   $1.22  to  $1.05  $1,009,165         4.72%    0.55%   to  1.45%     4.25%    to    3.32%
2006         701,788   $1.17  to  $1.02    $794,074         4.44%    0.55%   to  1.45%     3.92%    to    1.65%(7)
2005         429,069   $1.13  to  $1.23    $477,358         2.58%    0.55%   to  1.25%     2.05%    to    1.34%
--------------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND, CL 3
2009       3,271,423   $1.51  to  $1.13  $4,158,300         4.22%    0.55%   to  1.45%    13.79%    to   12.78%
2008       2,911,692   $1.33  to  $1.00  $3,295,541         0.39%    0.55%   to  1.45%    (6.83%)   to   (7.66%)
2007       2,530,299   $1.43  to  $1.09  $3,134,332         4.75%    0.55%   to  1.45%     4.62%    to    3.68%
2006       1,441,352   $1.36  to  $1.05  $1,832,904         4.39%    0.55%   to  1.45%     3.84%    to    4.86%(7)
2005         842,520   $1.31  to  $1.41  $1,094,933         3.71%    0.55%   to  1.25%     1.56%    to    0.85%
--------------------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC, CL 3
2009       2,438,726   $1.47  to  $0.88  $2,726,250            --    0.55%   to  1.45%    26.76%    to   25.62%
2008       2,062,785   $1.16  to  $0.70  $1,884,808         0.08%    0.55%   to  1.45%   (40.79%)   to  (41.32%)
2007       1,615,554   $1.96  to  $1.20  $2,710,345         1.57%    0.55%   to  1.45%     7.43%    to    6.46%
2006       1,286,388   $1.83  to  $1.12  $2,199,172         1.41%    0.55%   to  1.45%    19.09%    to   11.90%(7)
2005         772,974   $1.53  to  $1.51  $1,175,707         1.61%    0.55%   to  1.20%    12.88%    to   12.15%
--------------------------------------------------------------------------------------------------------------------
RVS VP DYN EQ, CL 3
2009         566,618   $0.70  to  $0.81    $452,227            --    0.55%   to  1.45%    23.47%    to   22.36%
2008         685,481   $0.57  to  $0.67    $447,981         0.24%    0.55%   to  1.45%   (42.48%)   to  (43.00%)
2007         908,741   $0.99  to  $1.17  $1,044,144         1.30%    0.55%   to  1.45%     2.37%    to    1.44%
2006       1,149,920   $0.97  to  $1.15  $1,327,213         1.16%    0.55%   to  1.45%    14.65%    to   14.68%(7)
2005         587,040   $0.85  to  $1.35    $570,540         1.15%    0.55%   to  1.25%     5.59%    to    4.86%
--------------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL BOND, CL 3
2009       1,026,842   $1.72  to  $1.20  $1,428,993         1.82%    0.55%   to  1.45%    10.77%    to    9.78%
2008         950,255   $1.55  to  $1.09  $1,219,672         6.92%    0.55%   to  1.45%    (0.98%)   to   (1.87%)
2007         852,722   $1.56  to  $1.11  $1,133,348         3.68%    0.55%   to  1.45%     7.05%    to    6.09%
2006         472,738   $1.46  to  $1.05    $646,999         3.28%    0.55%   to  1.45%     6.15%    to    4.85%(7)
2005         331,823   $1.38  to  $1.46    $454,346         3.91%    0.55%   to  1.25%    (5.52%)   to   (6.17%)
--------------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL INFLATION PROT SEC, CL 3
2009       1,530,203   $1.20  to  $1.14  $1,785,469         8.68%    0.55%   to  1.45%     6.25%    to    5.30%
2008         658,300   $1.13  to  $1.08    $727,423         2.47%    0.55%   to  1.45%    (0.41%)   to   (1.30%)
2007         543,695   $1.13  to  $1.10    $605,794         2.38%    0.55%   to  1.45%     7.34%    to    6.37%
2006         420,004   $1.06  to  $1.03    $439,332         3.36%    0.55%   to  1.45%     0.64%    to    3.04%(7)
2005         177,692   $1.05  to  $1.04    $186,090         7.05%    0.55%   to  1.20%     2.24%    to    1.59%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  73

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
RVS VP HI YIELD BOND, CL 3
2009         348,000   $1.61  to  $1.21    $537,691        10.21%    0.55%   to  1.45%    53.01%    to   51.64%
2008         373,277   $1.05  to  $0.80    $382,399         0.32%    0.55%   to  1.45%   (25.58%)   to  (26.25%)
2007         550,625   $1.41  to  $1.08    $763,179         7.40%    0.55%   to  1.45%     1.29%    to    0.38%
2006         649,204   $1.39  to  $1.07    $905,546         7.40%    0.55%   to  1.45%    10.21%    to    7.67%(7)
2005         715,854   $1.26  to  $1.39    $919,121         6.46%    0.55%   to  1.25%     3.45%    to    2.73%
--------------------------------------------------------------------------------------------------------------------
RVS VP INC OPP, CL 3
2009       1,240,488   $1.34  to  $1.21  $1,564,362         4.60%    0.55%   to  1.45%    41.61%    to   40.35%
2008         643,014   $0.95  to  $0.86    $575,938         0.18%    0.55%   to  1.45%   (19.25%)   to  (19.98%)
2007         516,836   $1.17  to  $1.08    $577,421         6.88%    0.55%   to  1.45%     2.08%    to    1.16%
2006         309,653   $1.15  to  $1.07    $345,710         6.45%    0.55%   to  1.45%     7.39%    to    6.77%(7)
2005          59,285   $1.07  to  $1.06     $63,157         5.94%    0.55%   to  1.20%     2.76%    to    2.10%
--------------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO, CL 3
2009         114,747   $1.26  to  $1.03    $128,719            --    0.55%   to  1.45%    62.51%    to   61.06%
2008         114,373   $0.78  to  $0.64     $78,655         0.02%    0.55%   to  1.45%   (45.15%)   to  (45.64%)
2007         151,418   $1.41  to  $1.18    $190,564         0.06%    0.55%   to  1.45%    13.11%    to   12.09%
2006         200,202   $1.25  to  $1.05    $222,008         0.24%    0.55%   to  1.45%    (0.62%)   to    4.74%(7)
2005          87,824   $1.26  to  $1.25    $107,722            --    0.55%   to  1.20%     9.52%    to    8.81%
--------------------------------------------------------------------------------------------------------------------
RVS VP MID CAP VAL, CL 3
2009         218,176   $1.15  to  $0.89    $220,336            --    0.55%   to  1.45%    40.17%    to   38.91%
2008         315,808   $0.82  to  $0.64    $227,282            --    0.55%   to  1.45%   (45.41%)   to  (45.90%)
2007         243,624   $1.50  to  $1.19    $329,464         0.74%    0.55%   to  1.45%     9.75%    to    8.76%
2006         273,710   $1.37  to  $1.09    $347,533         1.09%    0.55%   to  1.45%    14.69%    to    8.46%(7)
2005          12,717   $1.20  to  $1.19     $17,507         1.13%    0.55%   to  1.20%    17.78%(4) to   17.28%(4)
--------------------------------------------------------------------------------------------------------------------
RVS VP S&P 500, CL 3
2009         181,918   $0.83  to  $0.91    $151,756            --    0.55%   to  1.45%    25.31%    to   24.18%
2008         200,311   $0.66  to  $0.73    $133,680         0.08%    0.55%   to  1.45%   (37.44%)   to  (38.00%)
2007         248,360   $1.05  to  $1.18    $265,351         1.62%    0.55%   to  1.45%     4.44%    to    3.50%
2006         269,990   $1.01  to  $1.14    $276,643         1.45%    0.55%   to  1.45%    14.63%    to   13.44%(7)
2005         304,082   $0.88  to  $1.13    $272,014         1.40%    0.55%   to  1.20%     3.83%    to    3.16%
--------------------------------------------------------------------------------------------------------------------
RVS VP SHORT DURATION, CL 3
2009         275,349   $1.36  to  $1.07    $345,899         3.12%    0.55%   to  1.45%     4.95%    to    4.01%
2008         306,948   $1.30  to  $1.02    $371,939         0.13%    0.55%   to  1.45%    (3.17%)   to   (4.04%)
2007         272,626   $1.34  to  $1.07    $346,116         4.18%    0.55%   to  1.45%     4.74%    to    3.80%
2006         270,831   $1.28  to  $1.03    $331,991         3.80%    0.55%   to  1.45%     3.27%    to    2.92%(7)
2005         302,534   $1.24  to  $1.04    $361,417         2.89%    0.55%   to  1.20%     1.02%    to    0.37%
--------------------------------------------------------------------------------------------------------------------
SEL VP GRO, CL 3
2009         263,512   $0.57  to  $0.85    $155,168            --    0.55%   to  1.45%    36.24%    to   35.02%
2008         326,510   $0.42  to  $0.63    $141,102         0.30%    0.55%   to  1.45%   (44.65%)   to  (45.15%)
2007         516,489   $0.75  to  $1.15    $404,027         1.01%    0.55%   to  1.45%     2.50%    to    1.58%
2006         590,278   $0.73  to  $1.13    $449,154         0.93%    0.55%   to  1.45%    10.47%    to   13.46%(7)
2005         579,086   $0.67  to  $1.05    $398,436         0.39%    0.55%   to  1.20%     8.02%    to    7.32%
--------------------------------------------------------------------------------------------------------------------
SEL VP LG CAP VAL, CL 3
2009          13,447   $1.01  to  $0.84     $13,058            --    0.55%   to  1.45%    25.43%    to   24.31%
2008          11,454   $0.81  to  $0.68      $8,932         0.08%    0.55%   to  1.45%   (39.79%)   to  (40.33%)
2007          15,712   $1.34  to  $1.14     $20,661         1.37%    0.55%   to  1.45%    (1.01%)   to   (1.90%)
2006          15,289   $1.35  to  $1.16     $24,456         1.26%    0.55%   to  1.45%    18.41%    to   15.50%(7)
2005          11,470   $1.14  to  $1.13     $16,462         1.60%    0.55%   to  1.20%     3.96%    to    3.29%
--------------------------------------------------------------------------------------------------------------------
SEL VP SM CAP VAL, CL 3
2009          43,222   $1.44  to  $0.86     $59,043            --    0.55%   to  1.45%    39.05%    to   37.81%
2008          51,553   $1.04  to  $0.63     $51,441            --    0.55%   to  1.45%   (38.93%)   to  (39.48%)
2007          74,285   $1.70  to  $1.03    $122,452         0.16%    0.55%   to  1.45%    (4.71%)   to   (5.57%)
2006          97,486   $1.79  to  $1.09    $170,404         0.04%    0.55%   to  1.45%    11.08%    to    8.04%(7)
2005         116,136   $1.61  to  $1.51    $183,927            --    0.55%   to  1.20%     4.25%    to    3.58%
--------------------------------------------------------------------------------------------------------------------
THDL VP EMER MKTS, CL 3
2009         361,472   $2.31  to  $1.43    $657,161         0.37%    0.55%   to  1.45%    73.13%    to   71.58%
2008         506,028   $1.33  to  $0.83    $518,628         0.68%    0.55%   to  1.45%   (53.96%)   to  (54.37%)
2007         289,591   $2.90  to  $1.82    $695,489         0.59%    0.55%   to  1.45%    37.35%    to   36.11%
2006         191,857   $2.11  to  $1.34    $379,204         0.35%    0.55%   to  1.45%    33.17%    to   33.82%(7)
2005         134,343   $1.58  to  $2.02    $213,076         0.20%    0.55%   to  1.20%    33.07%    to   32.21%
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

                       AT DEC. 31
     ----------------------------------------------                    FOR THE YEAR ENDED DEC. 31
                         ACCUMULATION               ----------------------------------------------------------------
                         UNIT VALUE                      INVESTMENT    EXPENSE RATIO
             UNITS         LOWEST TO     NET ASSETS        INCOME         LOWEST TO           TOTAL RETURN
             (000S)        HIGHEST         (000S)         RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ---------------------------------------------------------------------------------------------------------------
THDL VP INTL OPP, CL 3
2009         153,423   $0.96  to  $0.96    $163,378         1.56%    0.55%   to  1.45%    26.84%    to   25.70%
2008         184,146   $0.76  to  $0.77    $156,585         2.35%    0.55%   to  1.45%   (40.76%)   to  (41.29%)
2007         255,424   $1.28  to  $1.30    $370,715         0.99%    0.55%   to  1.45%    12.06%    to   11.05%
2006         314,505   $1.14  to  $1.17    $419,625         1.93%    0.55%   to  1.45%    23.49%    to   16.79%(7)
2005         335,839   $0.92  to  $1.23    $370,645         1.43%    0.55%   to  1.25%    13.24%    to   12.45%
--------------------------------------------------------------------------------------------------------------------
VANK LIT COMSTOCK, CL II
2009         700,428   $1.09  to  $0.87    $681,301         4.57%    0.55%   to  1.45%    27.70%    to   26.56%
2008         890,312   $0.85  to  $0.69    $681,107         2.13%    0.55%   to  1.45%   (36.15%)   to  (36.73%)
2007         706,658   $1.34  to  $1.09    $869,865         1.54%    0.55%   to  1.45%    (2.87%)   to   (3.74%)
2006         615,160   $1.38  to  $1.13    $810,354         1.11%    0.55%   to  1.45%    15.41%    to   12.68%(7)
2005         384,396   $1.19  to  $1.18    $456,175         0.49%    0.55%   to  1.20%     3.54%    to    2.87%
--------------------------------------------------------------------------------------------------------------------
VANK UIF GLOBAL REAL EST, CL II
2009         299,590   $0.87  to  $0.88    $264,522         0.02%    0.55%   to  1.45%    40.64%    to   39.38%
2008         382,715   $0.62  to  $0.63    $241,004         2.66%    0.55%   to  1.45%   (44.65%)   to  (45.15%)
2007         179,034   $1.12  to  $1.16    $203,382         1.28%    0.55%   to  1.45%    (8.98%)   to   (9.80%)
2006         136,442   $1.23  to  $1.28    $169,621         4.39%    0.55%   to  1.45%    23.57%(6) to   26.94%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
VANK UIF MID CAP GRO, CL II
2009          46,533   $1.00  to  $1.06     $47,117            --    0.55%   to  1.45%    56.51%    to   55.10%
2008          44,920   $0.64  to  $0.68     $29,120         0.77%    0.55%   to  1.45%   (47.11%)   to  (47.58%)
2007          38,593   $1.21  to  $1.30     $47,493            --    0.55%   to  1.45%    21.94%    to   20.84%
2006          98,448   $0.99  to  $1.08    $100,352            --    0.55%   to  1.45%    (0.22%)(6)to    7.27%(7)
2005              --      --         --          --            --       --          --        --             --
--------------------------------------------------------------------------------------------------------------------
WANGER INTL
2009         578,944   $2.15  to  $1.12    $893,102         3.70%    0.55%   to  1.45%    48.96%    to   47.63%
2008         486,121   $1.44  to  $0.76    $546,084         0.96%    0.55%   to  1.45%   (45.90%)   to  (46.39%)
2007         416,770   $2.67  to  $1.42    $970,137         0.84%    0.55%   to  1.45%    15.67%    to   14.63%
2006         392,888   $2.31  to  $1.24    $857,316         0.51%    0.55%   to  1.45%    36.41%    to   22.89%(7)
2005         318,154   $1.69  to  $1.98    $539,107         0.86%    0.55%   to  1.20%    20.86%    to   20.08%
--------------------------------------------------------------------------------------------------------------------
WANGER USA
2009         573,990   $1.71  to  $0.93    $745,596            --    0.55%   to  1.45%    41.45%    to   40.18%
2008         572,582   $1.21  to  $0.67    $550,276            --    0.55%   to  1.45%   (40.02%)   to  (40.56%)
2007         565,037   $2.01  to  $1.12    $973,831            --    0.55%   to  1.45%     4.81%    to    3.86%
2006         489,659   $1.92  to  $1.08    $890,484         0.23%    0.55%   to  1.45%     7.28%    to    7.16%(7)
2005         478,752   $1.79  to  $1.54    $828,367            --    0.55%   to  1.20%    10.64%    to    9.93%
--------------------------------------------------------------------------------------------------------------------
WF ADV VT INDEX ASSET ALLOC
2009          37,522   $1.12  to  $1.12     $41,324         2.02%    0.55%   to  1.20%    14.82%    to   14.08%
2008          49,869   $0.98  to  $0.98     $47,943         2.38%    0.55%   to  1.20%   (29.50%)   to  (29.96%)
2007          72,214   $1.38  to  $1.40     $98,669         2.24%    0.55%   to  1.20%     7.00%    to    6.31%
2006          76,000   $1.29  to  $1.32     $97,390         2.31%    0.55%   to  1.20%    11.53%    to   10.81%
2005          84,219   $1.16  to  $1.19     $96,853         2.09%    0.55%   to  1.20%     4.41%    to    3.74%
--------------------------------------------------------------------------------------------------------------------
WF ADV VT INTL CORE
2009           8,059   $0.91  to  $1.02      $7,251         3.04%    0.55%   to  1.20%    12.04%    to   11.31%
2008           9,680   $0.81  to  $0.91      $7,814         1.96%    0.55%   to  1.20%   (43.72%)   to  (44.09%)
2007          13,828   $1.45  to  $1.63     $19,886         0.01%    0.55%   to  1.20%    12.05%    to   11.32%
2006          15,404   $1.29  to  $1.47     $19,827         1.61%    0.55%   to  1.20%    20.15%    to   19.37%
2005          17,549   $1.07  to  $1.23     $18,913         1.88%    0.55%   to  1.20%     9.07%    to    8.37%
--------------------------------------------------------------------------------------------------------------------
WF ADV VT OPP
2009          38,816   $1.28  to  $1.00     $47,589            --    0.55%   to  1.45%    46.93%    to   45.61%
2008          45,514   $0.87  to  $0.69     $38,279         1.90%    0.55%   to  1.45%   (40.43%)   to  (40.96%)
2007          60,060   $1.46  to  $1.17     $85,505         0.59%    0.55%   to  1.45%     6.05%    to    5.09%
2006          68,746   $1.38  to  $1.11     $93,493            --    0.55%   to  1.45%    11.61%    to   10.85%(7)
2005          78,280   $1.23  to  $1.25     $95,962            --    0.55%   to  1.20%     7.22%    to    6.52%
--------------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2009          72,341   $1.20  to  $1.11     $84,640            --    0.55%   to  1.45%    51.81%    to   50.45%
2008          65,403   $0.79  to  $0.74     $50,668            --    0.55%   to  1.45%   (41.74%)   to  (42.27%)
2007          75,619   $1.35  to  $1.28    $100,984            --    0.55%   to  1.45%    13.18%    to   12.16%
2006          50,566   $1.20  to  $1.14     $60,201            --    0.55%   to  1.45%    22.08%    to   12.91%(7)
2005          38,139   $0.98  to  $1.10     $37,471            --    0.55%   to  1.20%     5.66%    to    4.98%
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  75

 (1)These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

 (2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

 (3)These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

 (4)New subaccount operations commenced on May 2, 2005.

 (5)New subaccount operations commenced on Nov. 1, 2005.

 (6)New subaccount operations commenced on May 1, 2006.

 (7)New subaccount operations commenced on June 26, 2006.

 (8)New subaccount operations commenced on May 1, 2007.

 (9)New subaccount operations commenced on May 1, 2008.


--------------------------------------------------------------------------------
76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.72    $1.26    $1.14   $1.08   $1.00   $0.94   $0.73   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $0.86    $0.72    $1.26   $1.14   $1.08   $1.00   $0.94   $0.73   $0.98      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  451      495      371     489   1,554     110      85       4       6      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.86    $1.63    $1.48   $1.28   $1.18   $1.03   $0.77   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $1.21    $0.86    $1.63   $1.48   $1.28   $1.18   $1.03   $0.77   $0.98      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   54       71      208     183     141     107     284     180       3      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. DYNAMICS FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.74    $1.43    $1.28   $1.11   $1.01   $0.89   $0.65   $0.96   $1.00      --
Accumulation unit value at end of
period                                  $1.04    $0.74    $1.43   $1.28   $1.11   $1.01   $0.89   $0.65   $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    3        8       12      11      19      18     249     149       1      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.44    $1.08    $1.39   $1.20   $1.14   $1.06   $0.82   $0.97   $1.00      --
Accumulation unit value at end of
period                                  $0.55    $0.44    $1.08   $1.39   $1.20   $1.14   $1.06   $0.82   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  606      149       54     158     140     132      66       3      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.81    $1.14    $1.03   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.02    $0.81    $1.14   $1.03      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  403       73      115   1,114      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning
of period                               $0.93    $1.58    $1.39   $1.09   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.25    $0.93    $1.58   $1.39   $1.09      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,658    2,794    1,479     105       5      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
(PREVIOUSLY AIM V.I. TECHNOLOGY FUND, SERIES I SHARES)
Accumulation unit value at beginning
of period                               $0.48    $0.86    $0.81   $0.73   $0.72   $0.69   $0.48   $0.91   $1.00      --
Accumulation unit value at end of
period                                  $0.75    $0.48    $0.86   $0.81   $0.73   $0.72   $0.69   $0.48   $0.91      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  411      351      275     418     532     249      96       3      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning
of period                               $0.71    $1.36    $1.14   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.08    $0.71    $1.36   $1.14   $1.06      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   69       49       61     653     144      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                               $0.81    $1.37    $1.31   $1.13   $1.09   $0.98   $0.75   $0.97   $1.00      --
Accumulation unit value at end of
period                                  $0.97    $0.81    $1.37   $1.31   $1.13   $1.09   $0.98   $0.75   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  388      452    1,081   1,374   1,186     726     969     310     136      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning
of period                               $1.24    $2.68    $2.55   $1.90   $1.64   $1.32   $0.92   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $1.66    $1.24    $2.68   $2.55   $1.90   $1.64   $1.32   $0.92   $0.98      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,925    3,352    3,600   3,592   2,607     984     472     606     210      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                               $0.93    $1.70    $1.45   $1.17   $1.04   $0.91   $0.74   $0.93   $1.00      --
Accumulation unit value at end of
period                                  $1.24    $0.93    $1.70   $1.45   $1.17   $1.04   $0.91   $0.74   $0.93      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  263      286      389     365     314     127       5     254       1      --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  77

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning
of period                               $0.68    $0.90    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.88    $0.68    $0.90      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,289    1,327    1,710      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning
of period                               $0.69    $1.20    $1.00   $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.93    $0.69    $1.20   $1.00   $1.04      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   91       72      187   2,939     618      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning
of period                               $1.10    $1.51    $1.61   $1.36   $1.31   $1.15   $0.90   $1.04   $1.00      --
Accumulation unit value at end of
period                                  $1.31    $1.10    $1.51   $1.61   $1.36   $1.31   $1.15   $0.90   $1.04      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  469      483      848   1,060   1,104   1,064     673     483     146      --
---------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. VP SRI SOCIAL BALANCED PORTFOLIO (05/01/2000)
Accumulation unit value at beginning
of period                               $0.79    $1.16    $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96   $1.00
Accumulation unit value at end of
period                                  $0.99    $0.79    $1.16   $1.13   $1.05   $1.00   $0.93   $0.78   $0.89   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                   10       24       21      18       5      54       8       8       6       5
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning
of period                               $0.72    $1.20    $1.02   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.91    $0.72    $1.20   $1.02      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                7,497    6,506    5,466   2,834      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning
of period                               $0.65    $1.27    $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.89    $0.65    $1.27   $1.07      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  810      730      772   2,194      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning
of period                               $0.75    $1.13    $0.97   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.89    $0.75    $1.13   $0.97      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  605      506      677   1,600      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning
of period                               $0.76    $1.04    $1.03   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.08    $0.76    $1.04   $1.03      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,787    2,025    2,116   2,567      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning
of period                               $0.81    $1.22    $1.13   $1.01   $0.94   $0.86   $0.83      --      --      --
Accumulation unit value at end of
period                                  $1.09    $0.81    $1.22   $1.13   $1.01   $0.94   $0.86      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   --       47       47      56      56      49      90      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (02/04/2004)
Accumulation unit value at beginning
of period                               $1.07    $1.84    $1.62   $1.32   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.23    $1.07    $1.84   $1.62   $1.32   $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,398      408      500     669     661      76      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning
of period                               $0.69    $1.21    $1.03   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.93    $0.69    $1.21   $1.03      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                4,368    8,518    7,443   6,582      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $0.82    $1.42    $1.28   $1.14   $1.06   $1.01   $0.83   $1.00   $1.00      --
Accumulation unit value at end of
period                                  $1.04    $0.82    $1.42   $1.28   $1.14   $1.06   $1.01   $0.83   $1.00      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  805      963    1,126   1,624   1,338     994     432     233     132      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $1.43    $2.39    $2.08   $1.86   $1.59   $1.28   $0.93   $1.04   $1.00      --
Accumulation unit value at end of
period                                  $1.99    $1.43    $2.39   $2.08   $1.86   $1.59   $1.28   $0.93   $1.04      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,734    3,823    3,786   4,011   2,702   1,034     510     325     132      --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $1.08    $1.93    $1.66   $1.42   $1.20   $1.06   $0.75   $0.95   $1.00      --
Accumulation unit value at end of
period                                  $1.35    $1.08    $1.93   $1.66   $1.42   $1.20   $1.06   $0.75   $0.95      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  558      771      890   1,130     728     573     205     324       7      --
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                               $1.48    $2.58    $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26   $0.96
Accumulation unit value at end of
period                                  $1.75    $1.48    $2.58   $3.27   $2.73   $2.42   $1.85   $1.37   $1.35   $1.26
Number of accumulation units
outstanding at end of period (000
omitted)                                  232      262      688     836     667     487     349     205     211     148
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/15/1999)
Accumulation unit value at beginning
of period                               $1.61    $2.42    $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20   $0.96
Accumulation unit value at end of
period                                  $2.07    $1.61    $2.42   $2.49   $2.14   $1.98   $1.61   $1.22   $1.35   $1.20
Number of accumulation units
outstanding at end of period (000
omitted)                                  352      465      576     738     593     414     242     282     150       9
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning
of period                               $0.98    $1.57    $1.53   $1.30   $1.18   $1.05   $0.85   $0.97   $1.00      --
Accumulation unit value at end of
period                                  $1.23    $0.98    $1.57   $1.53   $1.30   $1.18   $1.05   $0.85   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  525      670      761     865     716     533     667     130      --      --
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                               $1.74    $2.78    $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24   $0.95
Accumulation unit value at end of
period                                  $2.30    $1.74    $2.78   $2.71   $2.34   $2.09   $1.67   $1.31   $1.38   $1.24
Number of accumulation units
outstanding at end of period (000
omitted)                                  922    1,060    2,008   2,339   1,930     834     639     450     200      15
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/15/1999)
Accumulation unit value at beginning
of period                               $0.72    $1.15    $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99   $1.10
Accumulation unit value at end of
period                                  $0.87    $0.72    $1.15   $1.18   $1.05   $0.99   $0.87   $0.67   $0.87   $0.99
Number of accumulation units
outstanding at end of period (000
omitted)                                  826    1,128    1,678   2,499   3,019   1,522     735     694     943     577
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning
of period                               $0.29    $0.53    $0.43   $0.41   $0.37   $0.37   $0.25   $0.43   $0.68   $1.00
Accumulation unit value at end of
period                                  $0.46    $0.29    $0.53   $0.43   $0.41   $0.37   $0.37   $0.25   $0.43   $0.68
Number of accumulation units
outstanding at end of period (000
omitted)                                   41       22       37     180     200     333     426     343     202     310
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning
of period                               $0.63    $1.06    $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.86    $0.63    $1.06      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                6,880    6,240    5,448      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning
of period                               $0.82    $1.73    $1.36   $0.93   $0.71   $0.60   $0.45   $0.61   $0.80   $1.00
Accumulation unit value at end of
period                                  $1.47    $0.82    $1.73   $1.36   $0.93   $0.71   $0.60   $0.45   $0.61   $0.80
Number of accumulation units
outstanding at end of period (000
omitted)                                  395      275      272     231     250     132     295     875     606     556
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                               $0.49    $0.79    $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91   $1.00
Accumulation unit value at end of
period                                  $0.68    $0.49    $0.79   $0.71   $0.67   $0.64   $0.59   $0.49   $0.68   $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                  406      260      317     481     640     522     874     785     913     533
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning
of period                               $0.62    $1.02    $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96   $1.00
Accumulation unit value at end of
period                                  $1.00    $0.62    $1.02   $1.01   $0.90   $0.86   $0.81   $0.61   $0.90   $0.96
Number of accumulation units
outstanding at end of period (000
omitted)                                  190       92      130     243     558     576     622     485     548     352
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning
of period                               $1.41    $2.28    $1.80   $1.38   $1.19   $0.92   $0.68   $0.89   $1.00      --
Accumulation unit value at end of
period                                  $1.86    $1.41    $2.28   $1.80   $1.38   $1.19   $0.92   $0.68   $0.89      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  562      821      765   1,065     588     211     139     139     138      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning
of period                               $0.57    $1.07    $1.05   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.76    $0.57    $1.07   $1.05      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,718    1,971    2,116   1,957      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  79

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                               $0.96    $1.62    $1.53   $1.31   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.33    $0.96    $1.62   $1.53   $1.31   $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  604      777    1,099   1,309     756     158      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (02/04/2004)
Accumulation unit value at beginning
of period                               $0.87    $1.41    $1.44   $1.26   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.18    $0.87    $1.41   $1.44   $1.26   $1.16      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  717      646      676     773     643     432      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (02/04/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning
of period                               $1.08    $1.27    $1.16   $1.09   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.27    $1.08    $1.27   $1.16   $1.09   $1.07      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                8,634    8,498    9,223   6,331   3,173     403      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning
of period                               $0.94    $1.12    $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.13    $0.94    $1.12   $1.04      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                3,431    4,628    4,555   4,105      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                               $0.92    $1.11    $1.12   $1.10   $0.98   $0.92   $0.78   $0.98   $1.00      --
Accumulation unit value at end of
period                                  $1.15    $0.92    $1.11   $1.12   $1.10   $0.98   $0.92   $0.78   $0.98      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   27      111       67     195     218      67     170     145     129      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning
of period                               $0.99    $1.78    $1.65   $1.30   $1.16   $1.01   $0.79   $0.96   $1.00      --
Accumulation unit value at end of
period                                  $1.23    $0.99    $1.78   $1.65   $1.30   $1.16   $1.01   $0.79   $0.96      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   57       91       69     164     145     194     207     881     418      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/15/1999)
Accumulation unit value at beginning
of period                               $0.60    $1.11    $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29   $1.36
Accumulation unit value at end of
period                                  $0.83    $0.60    $1.11   $1.08   $1.03   $0.92   $0.78   $0.59   $0.86   $1.29
Number of accumulation units
outstanding at end of period (000
omitted)                                  149      221      370     429     374     375     431     525   1,092   1,330
---------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.70    $1.00       --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.87    $0.70       --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  914      547       --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.84    $1.00       --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.98    $0.84       --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   50       --       --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.76    $1.00       --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.91    $0.76       --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   41       --       --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.73    $1.00       --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.89    $0.73       --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                   83       67       --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning
of period                               $0.79    $1.00       --      --      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.94    $0.79       --      --      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    3       --       --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning
of period                               $0.69    $1.13    $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.90    $0.69    $1.13   $1.09      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                7,045    4,641    3,570   3,666      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (02/04/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning
of period                               $0.86    $1.37    $1.30   $1.13   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.17    $0.86    $1.37   $1.30   $1.13   $1.13      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  176       74      115      77     235     182      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning
of period                               $1.24    $1.82    $1.92   $1.61   $1.53   $1.28   $0.93   $1.07   $1.00      --
Accumulation unit value at end of
period                                  $1.68    $1.24    $1.82   $1.92   $1.61   $1.53   $1.28   $0.93   $1.07      --
Number of accumulation units
outstanding at end of period (000
omitted)                                3,210    3,353    3,487   2,495   2,068     860     982     627     411      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.88    $1.26    $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06   $1.09
Accumulation unit value at end of
period                                  $1.09    $0.88    $1.26   $1.25   $1.10   $1.06   $0.97   $0.81   $0.94   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                                  733      602      372     459     623     257     221     120     296     145
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)*(09/15/1999)
Accumulation unit value at beginning
of period                               $1.25    $1.22    $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07   $1.01
Accumulation unit value at end of
period                                  $1.24    $1.25    $1.22   $1.17   $1.13   $1.11   $1.11   $1.11   $1.10   $1.07
Number of accumulation units
outstanding at end of period (000
omitted)                                2,492   10,988   11,779   8,286   4,504   2,098     447   3,911   5,658   6,615
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2009 were
(0.58%) and (0.58%), respectively.
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.33    $1.43    $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06   $1.02
Accumulation unit value at end of
period                                  $1.51    $1.33    $1.43   $1.36   $1.31   $1.29   $1.24   $1.20   $1.14   $1.06
Number of accumulation units
outstanding at end of period (000
omitted)                               10,140    8,140    9,540   7,272   3,619   2,145   1,691     762     985     410
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.16    $1.96    $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01   $1.02
Accumulation unit value at end of
period                                  $1.47    $1.16    $1.96   $1.83   $1.53   $1.36   $1.16   $0.82   $1.02   $1.01
Number of accumulation units
outstanding at end of period (000
omitted)                                7,610    8,565    9,289   9,434   5,165   3,041   1,239   1,262     281     218
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.57    $0.99    $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94   $1.14
Accumulation unit value at end of
period                                  $0.70    $0.57    $0.99   $0.97   $0.85   $0.80   $0.76   $0.59   $0.76   $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                  877    1,397    1,682   2,453   3,121   1,484     172     202     291     266
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.55    $1.56    $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03   $1.00
Accumulation unit value at end of
period                                  $1.72    $1.55    $1.56   $1.46   $1.38   $1.46   $1.33   $1.18   $1.04   $1.03
Number of accumulation units
outstanding at end of period (000
omitted)                                3,215    2,861    3,115   2,645   1,377     741     714     251     249       4
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                               $1.13    $1.13    $1.06   $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.20    $1.13    $1.13   $1.06   $1.05   $1.03      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                5,705    2,307    2,713   2,959   1,455   5,004      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.05    $1.41    $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91   $1.01
Accumulation unit value at end of
period                                  $1.61    $1.05    $1.41   $1.39   $1.26   $1.22   $1.10   $0.89   $0.95   $0.91
Number of accumulation units
outstanding at end of period (000
omitted)                                  639      713    1,605   1,925   2,397   2,886   4,230   1,480   1,549   1,186
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (09/13/2004)
Accumulation unit value at beginning
of period                               $0.95    $1.17    $1.15   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.34    $0.95    $1.17   $1.15   $1.07   $1.04      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                5,111    2,233    2,599   2,358     493      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning
of period                               $0.78    $1.41    $1.25   $1.26   $1.15   $1.06   $0.87   $1.01   $1.00      --
Accumulation unit value at end of
period                                  $1.26    $0.78    $1.41   $1.25   $1.26   $1.15   $1.06   $0.87   $1.01      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  363      242      268     450     655     523     578     328      38      --
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning
of period                               $0.82    $1.50    $1.37   $1.20   $1.00      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.15    $0.82    $1.50   $1.37   $1.20      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,292    1,658    1,406   2,575     115      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  81

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                               $0.66    $1.05    $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90   $1.00
Accumulation unit value at end of
period                                  $0.83    $0.66    $1.05   $1.01   $0.88   $0.85   $0.77   $0.61   $0.79   $0.90
Number of accumulation units
outstanding at end of period (000
omitted)                                  741    1,447    1,022   1,170   2,054   1,958   1,381     973     770     285
---------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.30    $1.34    $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09   $1.01
Accumulation unit value at end of
period                                  $1.36    $1.30    $1.34   $1.28   $1.24   $1.23   $1.22   $1.21   $1.15   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                  825    1,394      817     493     688     870   1,097   1,275     592       1
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.42    $0.75    $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94   $1.17
Accumulation unit value at end of
period                                  $0.57    $0.42    $0.75   $0.73   $0.67   $0.62   $0.57   $0.47   $0.64   $0.94
Number of accumulation units
outstanding at end of period (000
omitted)                                2,260    2,601    3,768   6,049   6,193   2,153   1,664   1,064   1,285   1,762
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (02/04/2004)
Accumulation unit value at beginning
of period                               $0.81    $1.34    $1.35   $1.14   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.01    $0.81    $1.34   $1.35   $1.14   $1.10      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  195       67       67     184      92      65      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $1.04    $1.70    $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16   $1.12
Accumulation unit value at end of
period                                  $1.44    $1.04    $1.70   $1.79   $1.61   $1.54   $1.31   $0.89   $1.08   $1.16
Number of accumulation units
outstanding at end of period (000
omitted)                                   57      113      214     333     514     779     660     393     378     286
---------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (05/01/2000)
Accumulation unit value at beginning
of period                               $1.33    $2.90    $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75   $1.00
Accumulation unit value at end of
period                                  $2.31    $1.33    $2.90   $2.11   $1.58   $1.19   $0.96   $0.69   $0.73   $0.75
Number of accumulation units
outstanding at end of period (000
omitted)                                1,522    2,437    1,993   2,144   1,491     475     115     277       3       1
---------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/15/1999)
Accumulation unit value at beginning
of period                               $0.76    $1.28    $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95   $1.27
Accumulation unit value at end of
period                                  $0.96    $0.76    $1.28   $1.14   $0.92   $0.82   $0.70   $0.55   $0.67   $0.95
Number of accumulation units
outstanding at end of period (000
omitted)                                  910    1,080    1,307   1,343   1,252     848     143     488      65      81
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (02/04/2004)
Accumulation unit value at beginning
of period                               $0.85    $1.34    $1.38   $1.19   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of
period                                  $1.09    $0.85    $1.34   $1.38   $1.19   $1.15      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                2,639    3,700    3,639   4,892   3,642     641      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.62    $1.12    $1.23   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $0.87    $0.62    $1.12   $1.23      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                1,794    1,961    1,463   1,473      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning
of period                               $0.64    $1.21    $0.99   $1.00      --      --      --      --      --      --
Accumulation unit value at end of
period                                  $1.00    $0.64    $1.21   $0.99      --      --      --      --      --      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  356      270      140   1,068      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/15/1999)
Accumulation unit value at beginning
of period                               $1.44    $2.67    $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09   $1.51
Accumulation unit value at end of
period                                  $2.15    $1.44    $2.67   $2.31   $1.69   $1.40   $1.08   $0.73   $0.85   $1.09
Number of accumulation units
outstanding at end of period (000
omitted)                                2,334    2,433    2,932   3,471   2,814   1,701   1,136   1,484     769     599
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/15/1999)
Accumulation unit value at beginning
of period                               $1.21    $2.01    $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05   $1.15
Accumulation unit value at end of
period                                  $1.71    $1.21    $2.01   $1.92   $1.79   $1.62   $1.37   $0.96   $1.17   $1.05
Number of accumulation units
outstanding at end of period (000
omitted)                                2,350    3,272    3,659   3,852   2,709   1,415   1,250     847     820     990
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND (05/01/2001)
(PREVIOUSLY WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND)
Accumulation unit value at beginning
of period                               $0.98    $1.38    $1.29   $1.16   $1.11   $1.02   $0.84   $0.97   $1.00      --
Accumulation unit value at end of
period                                  $1.12    $0.98    $1.38   $1.29   $1.16   $1.11   $1.02   $0.84   $0.97      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    4        4        7      31     355      91      66      29       8      --
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2009     2008     2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning
of period                               $0.81    $1.45    $1.29   $1.07   $0.99   $0.90   $0.69   $0.90   $1.00      --
Accumulation unit value at end of
period                                  $0.91    $0.81    $1.45   $1.29   $1.07   $0.99   $0.90   $0.69   $0.90      --
Number of accumulation units
outstanding at end of period (000
omitted)                                    1        1        5       5      82      84       4     144       1      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning
of period                               $0.87    $1.46    $1.38   $1.23   $1.15   $0.98   $0.72   $0.99   $1.00      --
Accumulation unit value at end of
period                                  $1.28    $0.87    $1.46   $1.38   $1.23   $1.15   $0.98   $0.72   $0.99      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  298      182      331     421     467     408     445     314     136      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning
of period                               $0.79    $1.35    $1.20   $0.98   $0.93   $0.82   $0.58   $0.94   $1.00      --
Accumulation unit value at end of
period                                  $1.20    $0.79    $1.35   $1.20   $0.98   $0.93   $0.82   $0.58   $0.94      --
Number of accumulation units
outstanding at end of period (000
omitted)                                  225      258      231      84      35      10      10       6       2      --
---------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY - BAND 3 - 2009 ANNUAL
                                                                      REPORT  83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2009 and 2008, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2010

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $25,142;
  2008, $19,452)                                                          $25,999       $18,070
  Common and preferred stocks, at fair value (cost: 2009 and 2008,
  $30)                                                                         23            16
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $30; 2008, $17)                                                       2,532         2,737
Policy loans                                                                  715           722
Trading securities and other investments                                      310           452
-------------------------------------------------------------------------------------------------
    Total investments                                                      29,579        21,997

Cash and cash equivalents                                                     811         3,307
Restricted cash                                                               184            --
Reinsurance recoverables                                                    1,688         1,592
Deferred income taxes, net                                                     63           599
Other receivables                                                             332           102
Accrued investment income                                                     303           239
Deferred acquisition costs                                                  4,285         4,324
Deferred sales inducement costs                                               524           518
Other assets                                                                  936         2,658
Separate account assets                                                    54,267        41,787
-------------------------------------------------------------------------------------------------
    Total assets                                                          $92,972       $77,123
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $30,383       $28,753
Policy claims and other policyholders' funds                                  123           172
Line of credit with Ameriprise Financial, Inc.                                300            --
Other liabilities                                                           1,955         2,672
Separate account liabilities                                               54,267        41,787
-------------------------------------------------------------------------------------------------
    Total liabilities                                                      87,028        73,384
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,445         2,116
Retained earnings                                                           3,114         2,336
Accumulated other comprehensive income (loss), net of tax                     382          (716)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                              5,944         3,739
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                            $92,972       $77,123
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                          $  450        $  438        $  439
Net investment income                                              1,526         1,252         1,424
Policy and contract charges                                        1,156         1,352         1,217
Other revenues                                                       233           255           255
Net realized investment gains (losses)                                59          (442)           61
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,424         2,855         3,396
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                     841           673           760
Interest credited to fixed accounts                                  903           790           847
Amortization of deferred acquisition costs                           145           861           470
Separation costs                                                      --            --            97
Other insurance and operating expenses                               550           649           735
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,439         2,973         2,909
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                                 985          (118)          487
Income tax provision (benefit)                                       245          (189)           53
-------------------------------------------------------------------------------------------------------
    Net income                                                    $  740        $   71        $  434
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                      $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (53)
  Portion of loss recognized in other comprehensive income            (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                     (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                            $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $    740       $    71       $   434
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                   (640)         (674)         (823)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                    155           982           523
  Depreciation, amortization and accretion, net                       (68)           61            71
  Deferred income tax (benefit) expense                               (81)         (234)           83
  Contractholder and policyholder charges, non-cash                  (259)         (248)         (206)
  Net realized investment gains                                      (135)           (7)          (44)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          76           449           (17)
Change in operating assets and liabilities:
  Trading securities and equity method investments, net               136          (110)          166
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 282           308           275
  Policy claims and other policyholders' funds                        (49)           81             2
  Reinsurance recoverables                                            (96)         (302)         (153)
  Other receivables                                                    (5)           20           (28)
  Accrued investment income                                           (64)           14            49
  Derivatives collateral, net                                      (1,928)        1,591           242
  Other assets and liabilities, net                                   670            23          (226)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                (1,266)        2,025           348
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               5,215           246         3,020
  Maturities, sinking fund payments and calls                       3,486         2,510         1,908
  Purchases                                                       (13,696)       (1,684)         (677)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 279           263           424
Funding of commercial mortgage loans                                 (104)         (110)         (504)
Proceeds from sales of other investments                               43            19            49
Purchases of other investments                                        (11)         (140)           --
Change in policy loans, net                                             7           (25)          (47)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                (4,781)        1,079         4,173
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           4,863         2,913         1,093
  Net transfers from (to) separate accounts                           195            91           (50)
  Surrenders and other benefits                                    (1,923)       (2,931)       (3,838)
Proceeds from line of credit with Ameriprise Financial, Inc.          500            --            --
Deferred premium options, net                                         (82)          (77)           (8)
Tax adjustment on share-based incentive compensation plan              (2)            2             2
Cash dividend to Ameriprise Financial, Inc.                            --          (775)         (900)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                 3,551          (777)       (3,701)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents               (2,496)        2,327           820
Cash and cash equivalents at beginning of year                      3,307           980           160
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                         $    811       $ 3,307       $   980
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid (received), net                              $     72       $   168       $    (4)
  Interest paid on borrowings                                           1            --            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.          $    331       $   322       $     8


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2009
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                      $ 3         $2,021        $3,788          $ (209)        $5,603
Change in accounting principles, net of
tax                                               --             --          (134)             --           (134)
Comprehensive income:
  Net income                                      --             --           434              --            434
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --              52             52
    Change in net unrealized derivative
    losses                                        --             --            --               1              1
                                                                                                       ------------
Total comprehensive income                                                                                   487
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (900)             --           (900)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --              8            --              --              8
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive income:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivative
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3         $2,116        $2,336          $ (716)        $3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivative
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RTA") to RiverSource Life Insurance Company. RTA is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RTA.

RiverSource Life evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through February 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN MILLIONS)                                            REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  481        $  438        $  485        $  439
Net investment income                                      1,252         1,252         1,424         1,424
Policy and contract charges                                1,352         1,352         1,217         1,217
Other revenue                                                255           255           255           255
Net realized investment gain                                (442)         (442)           61            61
-------------------------------------------------------------------------------------------------------------
  Total revenues                                           2,898         2,855         3,442         3,396
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             673           673           760           760
Interest credited to fixed accounts                          790           790           847           847
Amortization of deferred acquisition costs                   861           861           470           470
Separation costs                                              --            --            97            97
Other insurance and operating expenses                       692           649           781           735
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                              3,016         2,973         2,955         2,909
-------------------------------------------------------------------------------------------------------------
Pretax income                                               (118)         (118)          487           487
Income tax provision                                        (189)         (189)           53            53
-------------------------------------------------------------------------------------------------------------
  NET INCOME                                              $   71        $   71        $  434        $  434
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

Generally, a VIE is a corporation, partnership, trust or any other legal structure that either does not have equity investors with substantive voting rights or has equity investors that do not provide sufficient financial resources for the entity to support its activities. To determine whether RiverSource Life must consolidate a VIE, it analyzes the design of the VIE to identify the variable interests it holds. Then RiverSource Life quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If RiverSource Life determines it will absorb a majority of the VIE's expected variability, RiverSource Life consolidates the VIE and is referred to as the primary beneficiary. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE.

All material intercompany transactions and balances between and among RiverSource Life and its subsidiaries have been eliminated in consolidation.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, RiverSource Life early adopted an accounting standard that significantly changed RiverSource Life's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life will be required to sell the security before recovery of its amortized cost basis. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions, and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

Trading Securities and Other Investments
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $184 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. RiverSource Life generally uses the straight-line method of depreciation and

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

amortization over periods ranging from three to 30 years. During 2009, RiverSource Life received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2009 and 2008, land, buildings, equipment and software were $190 million and $43 million, respectively, net of accumulated depreciation of $52 million and $9 million, respectively. Depreciation and amortization expense for the years ended December 31, 2009, 2008 and 2007 was $8 million, $5 million and $1 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

RiverSource Life's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the hedged risk within the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 15 for information regarding the impact of derivatives on the Consolidated Statements of Income.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of equity indexed annuity obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are


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significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.


                                                                            F-11
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SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.


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Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 9.4% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.


                                                                            F-13
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INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting and Reporting for Decreases in Ownership of a Subsidiary
In January 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards to clarify the accounting and disclosure requirements for changes in the ownership percentage of a subsidiary. The additional disclosures primarily relate to instances when a subsidiary is deconsolidated or a group of assets is derecognized. The additional disclosures primarily relate to fair value considerations, the parent's involvement with the deconsolidated entity and related party considerations. The standard is effective for the first interim or annual reporting period ending after December 15, 2009. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have any effect on RiverSource Life's consolidated financial condition and results of operations.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the FASB updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life adopted the standard in the fourth quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.


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Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. RiverSource Life adopted the standard in the second quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life early adopted the standard in the first quarter of 2009. The adoption did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance, and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and


                                                                            F-15
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interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life applied the new disclosure requirements in the first quarter of 2009. See Note 15 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Consolidated Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Consolidated Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life adopted the new standard as of January 1, 2009 and there was no impact on its consolidated financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life's consolidated financial condition and results of operations was not material.

DAC Costs in Connection With Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life will adopt the standard in the first quarter of 2010 except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life will adopt in the first quarter of 2011. The adoption of the standard will not impact RiverSource Life's consolidated financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in VIEs. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life does not expect the adoption to have a material effect on its consolidated financial condition and results of operations.


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4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Residential mortgage backed securities                      3,697          59            (220)        3,536
Commercial mortgage backed securities                       2,582          35            (174)        2,443
Asset backed securities                                       682           4             (60)          626
State and municipal obligations                               164           1             (20)          145
U.S. government and agencies obligations                      200          11              --           211
Foreign government bonds and obligations                       95          16              (4)          107
Other structured investments                                    2           7              --             9
-------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                   19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
  Total                                                   $19,482        $219         $(1,615)      $18,086
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 88% and 82%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $1.1 billion of securities at both December 31, 2009 and 2008, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 9,194       $ 9,520          37%        $ 7,038       $ 6,779          38%
AA                                           1,081         1,084           4           1,071         1,017           6
A                                            4,182         4,326          17           4,132         3,883          21
BBB                                          9,276         9,826          38           5,901         5,388          30
Below investment grade                       1,409         1,243           4           1,310         1,003           5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $25,142       $25,999         100%        $19,452       $18,070         100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 19% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 133         $1,088         $(18)          165         $1,313         $ (88)         298
Residential mortgage
  backed securities           43          1,184          (34)           68            363          (204)         111
Commercial mortgage
  backed securities           33            353           (4)           26            297           (12)          59
Asset backed
  securities                   7             70           (1)           18             87           (28)          25
State and municipal
  obligations                 32            232           (9)            2             99           (37)          34
U.S. government and
  agencies
  obligations                  2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             2              4            (1)           2
Other structured
  investments                 --             --           --             2             --            --            2
Common and preferred
  stock                       --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      250         $3,016         $(67)          285         $2,186         $(377)         535
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies
  obligations                  89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Other structured
  investments                  --            --
Common and preferred
  stock                        23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================





                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 312         $5,086         $(372)         221         $3,309        $  (751)        533
Residential mortgage
  backed securities           34            305           (85)          52            466           (135)         86
Commercial mortgage
  backed securities           26            387           (23)          54            867           (151)         80
Asset backed
  securities                  17            187           (31)          15            124            (29)         32
State and municipal
  obligations                  2             17            (1)           2             78            (19)          4
U.S. government and
  agencies
  obligations                 --             --            --            1             11             --           1
Foreign government
  bonds and
  obligations                  7             20            (4)          --             --             --           7
Other structured
  investments                 --             --            --            2             --             --           2
Common and preferred
  stock                       --             --            --            2             16            (14)          2
------------------------------------------------------------------------------------------------------------------------
  Total                      398         $6,002         $(516)         349         $4,871        $(1,099)        747
========================================================================================================================

                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $ 8,395       $(1,123)
Residential mortgage
  backed securities            771          (220)
Commercial mortgage
  backed securities          1,254          (174)
Asset backed
  securities                   311           (60)
State and municipal
  obligations                   95           (20)
U.S. government and
  agencies
  obligations                   11            --
Foreign government
  bonds and
  obligations                   20            (4)
Other structured
  investments                   --            --
Common and preferred
  stock                         16           (14)
--------------------------------------------------
  Total                    $10,873       $(1,615)
==================================================



As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $64 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                 MILLIONS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                           $102
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            7
Reductions for securities sold during the period (realized)                         (58)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                          31
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                       $ 82
===========================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized, but have been recognized in current period net income due to their reclassification as credit losses.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN MILLIONS)                                                 (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                     $  (258)       $  90        $  (168)
  Net unrealized investment gains arising during the
     period                                                        103          (36)            67
  Reclassification of gains included in net income                 (39)          14            (25)
  Impact on DAC, DSIC and benefit reserves                          15           (5)            10
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                   $  (179)       $  63        $  (116)
  Net unrealized investment losses arising during the
     period                                                     (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                   $(1,043)       $ 365        $  (678)
  Cumulative effect of accounting change                           (58)(1)       20            (38)
  Net unrealized investment gains arising during the
     period                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
     recoverables                                                 (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                   $   638        $(222)       $   416(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(16) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $185          $  13         $ 64
Gross realized investment losses from sales                         (50)            (6)         (20)
Other-than-temporary impairments related to credit                  (62)          (440)          (4)


The $62 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $440 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   738       $   751
Due after one year through five years                                       6,638         6,862
Due after five years through 10 years                                       4,786         5,062
Due after 10 years                                                          2,976         3,197
-------------------------------------------------------------------------------------------------
                                                                           15,138        15,872
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      5,249         5,196
Commercial mortgage backed securities                                       3,874         4,040
Asset backed securities                                                       877           880
Other structured investments                                                    4            11
Common and preferred stocks                                                    30            23
-------------------------------------------------------------------------------------------------
  Total                                                                   $25,172       $26,022
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At December 31, 2009 and 2008, bonds carried at $7 million and $6 million, respectively, were on deposit with various states as required by law.

Commercial Mortgage Loans, Net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,562        $2,754
Less: allowance for loan losses                                              (30)          (17)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,532        $2,737
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $17           $16          $ 37
Provision for loan losses                                            14             1           (21)
Foreclosures, write-offs and loan sales                              (1)           --            --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $30           $17          $ 16
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                $  835          $13         $  880          $ 3
  North Central                                              538           16            629           10
  Pacific                                                    487           13            463           20
  Mountain                                                   296           --            319           10
  South Central                                              248            8            287           --
  New England                                                158           --            176           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
(IN MILLIONS)                                                     2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Shopping centers and retail                             $  842          $16         $  869          $23
  Office buildings                                           702            6            777           18
  Industrial buildings                                       468           12            485            2
  Apartments                                                 340           --            383           --
  Hotels and motels                                           61           --             76           --
  Mixed use                                                   46           --             50           --
  Medical buildings                                           28           16             32           --
  Other                                                       75           --             82           --
-------------------------------------------------------------------------------------------------------------
                                                           2,562           50          2,754           43
Less: allowance for loan losses                              (30)          --            (17)          --
-------------------------------------------------------------------------------------------------------------
  Total                                                   $2,532          $50         $2,737          $43
=============================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2009 and 2008 approximate fair value.

Below Investment Grade Syndicated Bank Loans, Net
The following is a summary of below investment grade syndicated bank loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $228          $260
Less: allowance for loan losses                                             (12)          (12)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $216          $248
=================================================================================================



Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2009, 2008 and 2007 were nil, $9 million and $(2) million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,371        $1,043        $1,187
Income on commercial mortgage loans                                  160           173           173
Trading securities and other investments                              35            55            82
-------------------------------------------------------------------------------------------------------
                                                                   1,566         1,271         1,442
Less: investment expenses                                            (40)          (19)          (18)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,526        $1,252        $1,424
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $ 73          $(433)         $40
Commercial mortgage loans                                           (13)            (1)          --
Trading securities and other investments                             (1)            (8)          --
Reduction in the allowance for loan losses                           --             --           21
-------------------------------------------------------------------------------------------------------
  Total                                                            $ 59          $(442)         $61
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $28 million and $54 million as of December 31, 2009 and 2008, respectively. RTA has no obligation to provide further financial or other support to the affordable housing partnerships nor has it provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2009 and 2008 related to the affordable housing partnerships.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2009, 2008 and 2007 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2009 period                         $(65)         $119           $ 9           $--          $ 71           $--          $134
2008 period                           92           (81)           (6)            1            95             5           106
2007 period                           (2)          (16)            3            --           (15)           --           (30)


The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                  $--          $(65)         $ 80          $119           $--          $134
2008 period                                    2            95            89           (81)            1           106
2007 period                                   --            (2)          (12)          (16)           --           (30)


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,324        $4,334        $4,321
Cumulative effect of accounting change                                --            36          (204)
Capitalization of acquisition costs                                  558           587           699
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (264)         (780)         (454)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          119           (81)          (16)
Impact of change in net unrealized securities losses (gains)        (452)          228           (12)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,285        $4,324        $4,334
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $518          $ 511         $452
Cumulative effect of accounting change                               --              9          (11)
Capitalization of sales inducements costs                            82             87          124
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (19)          (115)         (56)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           9             (6)           3
Impact of change in net unrealized securities losses (gains)        (66)            32           (1)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $524          $ 518         $511
=======================================================================================================



RiverSource Life adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, RiverSource Life adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life's adoption of fair value accounting standards.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Effective January 1, 2007, RiverSource Life adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $192.8 billion and $192.3 billion, respectively, of which $131.2 billion and $127.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 721         $ 641         $ 628
Reinsurance ceded                                                   (271)         (203)         (189)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 450         $ 438         $ 439
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $62 million, $61 million and $57 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $167 million, $142 million and $126 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $1.3 billion and $1.2 billion related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Included in future policy benefits is $667 million and $689 million related to assumed reinsurance arrangements as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,558       $14,058
Equity indexed annuities accumulated host values                              159           228
Equity indexed annuities embedded derivatives                                   9            16
Variable annuities fixed sub-accounts                                       6,127         5,623
Variable annuity GMWB                                                         204         1,471
Variable annuity GMAB                                                         100           367
Other variable annuity guarantees                                              12            67
-------------------------------------------------------------------------------------------------
  Total annuities                                                          23,169        21,830
VUL/ UL insurance                                                           2,595         2,526
Other life, DI and LTC insurance                                            4,619         4,397
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             30,383        28,753
Policy claims and other policyholders' funds                                  123           172
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $30,506       $28,925
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $48,982       $37,657
VUL insurance variable sub-accounts                                         5,239         4,091
Other insurance variable sub-accounts                                          46            39
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $54,267       $41,787
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. RiverSource Life may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2009 and 2008, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments. In 2007, RiverSource Life discontinued new sales of equity indexed annuities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GGU and GMIB provisions. During the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. The total value of variable annuity contracts with GMWB riders increased from $12.7 billion at December 31, 2008 to $19.2 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $2.0 billion at December 31, 2008 to $2.9 billion at December 31, 2009. The total value of variable annuity contracts with GMDB riders increased from $42.2 billion at December 31, 2008 to $53.7 billion at December 31, 2009, of which $5.2 billion have corresponding hedges. See Note 15 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- withdrawals at a specified rate per year for joint contractholders while either is alive. Once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

- withdrawals based on performance of the contract or issue age. On some contracts, credits are applied annually for the first ten years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $30,938        $28,415        $  974           61           $22,249        $20,153
  Six-Year Reset                        13,886         11,197           926           61            12,719         10,063
  One-Year Ratchet                       7,081          6,400           873           63             5,770          5,061
  Five-Year Ratchet                      1,256          1,171            38           59               951            888
  Other                                    582            542            98           67               471            429
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $53,743        $47,725        $2,909           61           $42,160        $36,594
===========================================================================================================================
GGU DEATH BENEFIT                      $   853        $   775        $   70           63           $   699        $   619
GMIB                                   $   628        $   582        $  126           63           $   567        $   511
GMWB:
  GMWB                                 $ 4,196        $ 4,067        $  454           64           $ 3,513        $ 3,409
  GMWB for life                         14,988         14,333           795           63             9,194          8,764
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $19,184        $18,400        $1,249           63           $12,707        $12,173
===========================================================================================================================
GMAB                                   $ 2,926        $ 2,853        $  153           56           $ 2,006        $ 1,937
                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                    $ 4,873          61
  Six-Year Reset                         2,802          61
  One-Year Ratchet                       2,163          62
  Five-Year Ratchet                        199          59
  Other                                    192          66
---------------------------------------------------------------
    Total -- GMDB                      $10,229          61
===============================================================
GGU DEATH BENEFIT                      $    65          63
GMIB                                   $   245          63
GMWB:
  GMWB                                 $ 1,312          63
  GMWB for life                          2,704          63
---------------------------------------------------------------
    Total -- GMWB                      $ 4,016          63
===============================================================
GMAB                                   $   608          56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009              $  6           $ 6         $   204        $ 100          $15
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $29,379       $21,899
  Bond                                                                     16,537        12,135
  Other                                                                     2,889         3,463
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $48,805       $37,497
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

10. LINES OF CREDIT

In July 2009, RiverSource Life Insurance Company, as the borrower, entered into a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the new agreement is established by reference to LIBOR plus 28 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. As of December 31, 2009, the outstanding balance under this credit line was $300 million which was repaid in full with payments in January and February 2010.

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2009 and 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.

11. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3. RiverSource Life settled these derivatives in the second quarter of 2009 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES
RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                            $--         $13,755       $1,239        $14,994
       Residential mortgage backed securities                --           2,424        2,772          5,196
       Commercial mortgage backed securities                 --           3,968           72          4,040
       Asset backed securities                               --             665          215            880
       State and municipal obligations                       --             613           --            613
       U.S. government and agencies obligations              11             147           --            158
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --           11             11
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                           $ --         $ 9,907       $1,086        $10,993
       Residential mortgage backed securities                --           3,016          520          3,536
       Commercial mortgage backed securities                 --           2,440            3          2,443
       Asset backed securities                               --             531           95            626
       State and municipal obligations                       --             145           --            145
       U.S. government and agencies obligations              21             190           --            211
       Foreign government bonds and obligations              --             107           --            107
       Other structured investments                          --              --            9              9
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                              21          16,336        1,713         18,070
  Common and preferred stocks                                --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
=============================================================================================================

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME      SIVE INCOME       NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $ 1,086       $   --         $194         $   20         $(61)        $1,239
     Residential mortgage backed
     securities                                520           65          156          2,031           --          2,772
     Commercial mortgage backed
     securities                                  3           --            8             61           --             72
     Asset backed securities                    95            7           10            112           (9)           215
     Other structured investments                9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits                      (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and a $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service net of a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET       COMPREHEN-   SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2008         INCOME       SIVE LOSS        NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities             $1,271        $   (30)       $(152)        $  (3)        $ --         $ 1,086
     Residential mortgage backed
     securities                               417           (144)        (134)          162          219             520
     Commercial mortgage backed
     securities                                 5             --           --            (2)          --               3
     Asset backed securities                  115              1          (24)            3           --              95
     Other structured investments               2              4            6            (3)          --               9
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          1,810           (169)(1)     (304)          157          219(3)        1,713

Other assets                                  280            149(2)        --          (229)          --             200
Future policy benefits                       (158)        (1,611)(2)       --           (63)          --          (1,832)
Other liabilities                              --             (9)(2)       --             9           --              --


(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:

                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities               $--          $ --         $   --          $--          $ (29)       $    --
     Residential mortgage backed
     securities                               80           (31)            --            2           (146)            --
     Asset backed securities                   1            --             --            1             --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            81           (31)            --            3           (175)            --

Other assets                                  --            --             --           --             --            126
Future policy benefits                        --            --          1,582           --             --         (1,608)


During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,532       $ 2,519       $ 2,737       $ 2,506
  Policy loans                                                715           790           722           779
  Other investments                                           226           245           248           202
  Restricted cash                                             184           184            --            --

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,540       $15,657       $13,116       $12,418
  Separate account liabilities                                406           406           386           386
  Line of credit with Ameriprise Financial                    300           300            --            --


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Other investments
Other investments primarily consist of syndicated loans. The fair value of syndicated loans is obtained from a nationally-recognized pricing service.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to RiverSource Life and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, equity indexed annuity host contracts

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for RiverSource Life's nonperformance risk specific to this liability. Due to the short-term nature of the line of credit, the carrying value is an approximation of the fair value.

12. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life received $87 million, $101 million and $97 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was $2 million in 2009, and $1 million in both 2008 and 2007.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2009, 2008 and 2007.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $2 million, nil and $3 million in 2009, 2008 and 2007, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was nil, $1 million and $2 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $580 million, $673 million and $909 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

Dividends paid and received were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                         $--          $775          $900
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          --            77            83
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  22            --            --
Non-cash dividend paid to Ameriprise Financial from RTA              --           118            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 10 for more information on RiverSource Life's lines of credit.

There were no amounts included in other liabilities at December 31, 2009 and 2008 payable to Ameriprise Financial for federal income taxes.

During 2009, RiverSource Life sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

13. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $433 million and $173 million as of December 31, 2009 and 2008, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,793        $(1,184)      $  523
Statutory net income (loss)(1)                                     1,887         (1,407)         555
Statutory capital and surplus                                      3,371          2,529        2,820


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009.

14. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $325          $  42         $(30)
  State                                                               1              3           --
-------------------------------------------------------------------------------------------------------
     Total current income tax                                       326             45          (30)
Deferred income tax
  Federal                                                           (80)          (236)          83
  State                                                              (1)             2           --
-------------------------------------------------------------------------------------------------------
     Total deferred income tax                                      (81)          (234)          83
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $245          $(189)        $ 53
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (7.2)          56.6         (10.9)
  State taxes, net of federal benefit                                --           (3.7)           --
  Low income housing credit                                        (2.0)          27.9          (7.0)
  Foreign tax credit, net of addback                               (1.0)          15.3          (2.3)
  Taxes applicable to prior years                                   0.1           29.2          (4.0)
  Other, net                                                         --           (0.2)           --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.9%         160.1%         10.8%
=======================================================================================================



RiverSource Life's effective tax rate was 24.9% and 160.1% for the years ended December 31, 2009 and 2008, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,390        $1,744
  Investment related                                                         163            --
  Net unrealized losses on Available-for-Sale securities and
  derivatives                                                                 --           399
  Net operating loss and tax credit carryforwards                            185           159
  Other                                                                       --            44
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,738         2,346

Deferred income tax liabilities:
  DAC                                                                      1,264         1,168
  Investment related                                                          --           398
  Net unrealized gains on Available-for-Sale securities                      203            --
  DSIC                                                                       193           181
  Other                                                                       15            --
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,675         1,747
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $   63        $  599
=================================================================================================



RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences, (iii) taxable income in prior carryback years, and (iv) tax planning strategies.

Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

Additionally, RiverSource Life has tax benefits related to net operating loss carryforwards of $16 million which expire beginning December 31, 2025 as well as tax credit carryforwards of $149 million which expire beginning December 31, 2025.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $(89)         $  97         $ 73
Additions (reductions) based on tax positions related to the
current year                                                          1           (165)          34
Additions for tax positions of prior years                           18             38           16
Reductions for tax positions of prior years                          (7)           (59)         (26)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $(77)         $ (89)        $ 97
=======================================================================================================



If recognized, approximately $49 million, $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $1 million, $14 million and $11 million in interest and penalties for the year ended December 31, 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, RiverSource Life had a receivable of $16 million and $15 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007, which is expected to be completed in 2010. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the Administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which if enacted could significantly reduce the DRD tax benefits RiverSource Life receives, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life recorded a benefit of approximately $62 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $166          $(302)         $28
Net unrealized derivative gains                                       2              2           --
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $168          $(300)         $28
=======================================================================================================



15. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life primarily enters into derivative agreements for risk management purposes related to RiverSource Life's products and operations.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

RiverSource Life uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                                MILLIONS)                         MILLIONS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         $176         liabilities         $  280

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets          437         liabilities            474
                                                                               Other
  GMDB                                                              --         liabilities              2
  Equity indexed annuities                   Other assets            2                                 --
                                                                               Future
  Equity indexed annuities embedded                                            policy
  derivatives                                                       --         benefits                 9

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                             --         benefits               299
------------------------------------------------------------------------------------------------------------
       Total                                                      $615                             $1,064
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Derivatives Not Designated as Hedges
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                       MILLIONS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              $  (435)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses               (1,310)
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMDB                                            expenses                  (10)
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities                        accounts                    4
                                                  Interest
                                                  credited to
                                                  fixed
  Equity indexed annuities embedded derivatives   accounts                    7

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses                1,533
---------------------------------------------------------------------------------
     Total                                                              $  (211)
=================================================================================



RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to various RiverSource Life products and transactions.

The majority of RiverSource Life's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. In the third quarter of 2009, RiverSource Life entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written previously in 2009. At December 31, 2009, the gross notional amount of these contracts was $38.7 billion and $77 million for RiverSource Life's GMWB and GMAB provisions and GMDB provisions, respectively. The premium associated with certain of the above options is paid or received semi-annually over the life of the option contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of the payments RiverSource Life is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2010                                                                       $189           $5
2011                                                                        181            4
2012                                                                        160            3
2013                                                                        143            2
2014                                                                        118            1
2015-2024                                                                   410            4


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

Equity indexed annuities have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $129 million at December 31, 2009.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the equity indexed annuity product obligations is also considered an embedded derivative. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
RiverSource Life has amounts classified in accumulated other comprehensive income (loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. RiverSource Life reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2009, RiverSource Life held no derivatives that were designated as cash flow hedges.

The following is a summary of unrealized derivatives gains (losses) included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(38)         $(40)         $(41)
Unrealized derivative losses arising during the period               --            (1)           (1)
Reclassification of realized gains(1)                                 6             5             2
Income tax provision (benefit)                                       (2)           (2)           --
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(34)         $(38)         $(40)
=======================================================================================================



(1) Gain reclassified from Accumulated Other Comprehensive to Net Investment Income on Consolidated Statements of Income.

At December 31, 2009, RiverSource Life expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge relationships were discontinued during the years ended December 31, 2009, 2008 and 2007 due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2009 and 2008, there were no amounts recognized in earnings on derivative transactions that were ineffective. For the year ended December 31, 2007, RiverSource Life recognized $2 million in net investment income related to ineffectiveness on its swaptions.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 9 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master

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RiverSource Life Insurance Company
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netting arrangements and collateral arrangements wherever practical. As of
December 31, 2009, RiverSource Life held $88 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life is obligated to return to counterparties. As of December 31, 2009, RiverSource Life had accepted additional collateral consisting of various securities with a fair market value of $22 million, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2009, RiverSource Life's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $53 million.

Certain of RiverSource Life's derivative instruments contain provisions that adjust the level of collateral RiverSource Life is required to post based on RiverSource Life's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise Financial). Additionally, certain of RiverSource Life's derivative contracts contain provisions that allow the counterparty to terminate the contract if RiverSource Life does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, RiverSource Life's counterparty could require immediate settlement of any net liability position. At December 31, 2009, the aggregate fair value of all derivative instruments containing such credit risk features was $296 million. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2009 was $269 million. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $27 million.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 333-3437

           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
     Both companies are affiliated with Ameriprise Financial Services, Inc.

S-6407 L (4/10)     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.